UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund

Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	1.37%	2.27%	2.15%
Class M (incl. 4.00% sales charge)	1.38%	2.28%	2.17%
Class C (incl. contingent deferred sales charge)	3.75%	2.32%	1.79%
Fidelity® Government Income Fund	5.94%	3.44%	2.89%
Class I	5.89%	3.40%	2.85%
Class Z	6.12%	3.46%	2.88%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$13,301	Fidelity® Government Income Fund
$13,558	Bloomberg Barclays U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) gained roughly 5% to 6%, compared with the 6.33% advance of the Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blend Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities in accordance with our longer-term strategy. The fund's underweighting in U.S. Treasuries detracted from performance versus the index, as did security selection in the category. Our emphasis of "on-the-run" Treasury bonds and notes hurt because they lagged their "off-the-run" counterparts, which were boosted by purchases from the U.S. Federal Reserve. Elsewhere, sector allocation worked to the fund's advantage, specifically timely purchases and sales of agency mortgage-backed securities (MBS). Security selection outside the Treasury sector was another plus; we were rewarded for overweighting agency MBS made up of 30-year loans with relatively low interest rates (3% and below) and comparatively high interest rates (4% to 4.5%). We also benefited from holding securities made up of reverse mortgages. Additionally, holdings backed by the Agency for International Development (AID) and the National Credit Union Administration made a minor contribution to relative performance, as did our brief exposure to Treasury Inflation-Protected Securities (TIPS) helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2020

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	33.3
1 - 1.99%	8.6
2 - 2.99%	24.3
3 - 3.99%	18.3
4 - 4.99%	9.9
5 - 5.99%	2.5
6 - 6.99%	0.1
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*,**,***
Mortgage Securities	23.3%
CMOs and Other Mortgage Related Securities	10.1%
U.S. Treasury Obligations	61.3%
U.S. Government Agency Obligations†	4.2%
Foreign Government & Government Agency Obligations	0.7%
Asset-Backed Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 0.7%

 ** Futures and Swaps - 10.4%

 *** Written options - (7.1)%

 † Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.6%
Federal Farm Credit Bank 0.375% 4/8/22	109,000	109,356
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$3,382
5.375% 4/1/56	2,737	4,532
		117,270
U.S. Treasury Obligations - 61.0%
U.S. Treasury Bonds:
1.25% 5/15/50 (a)	30,980	29,218
1.375% 8/15/50	2,700	2,629
2% 2/15/50	167,622	188,653
2.5% 2/15/45 (b)(c)(d)	141,861	173,342
2.875% 5/15/49	4,458	5,947
3% 2/15/49	95,774	130,278
4.75% 2/15/37 (b)(d)	55,003	86,368
U.S. Treasury Notes:
0.125% 5/31/22	143,354	143,304
0.125% 6/30/22	103,419	103,387
0.125% 7/31/22	96,300	96,266
0.125% 8/15/23	27,275	27,254
0.25% 7/31/25	34,133	34,104
0.375% 3/31/22	69,300	69,549
0.375% 4/30/25	236,870	238,175
0.5% 8/31/27	391,575	391,754
0.625% 8/15/30	100,777	99,942
1.125% 2/28/22	18,000	18,262
1.375% 1/31/22	154,000	156,659
1.5% 9/30/21	4,347	4,410
1.5% 9/30/24	13,631	14,341
1.5% 10/31/24	24,300	25,584
1.5% 1/31/27	26,630	28,422
1.625% 11/15/22	12,773	13,190
1.625% 9/30/26	1,028	1,104
1.75% 10/31/20	1,915	1,920
1.75% 7/31/21	19,823	20,105
1.75% 7/31/24	1,720	1,823
1.875% 7/31/22	37,445	38,684
2% 8/15/25	9,743	10,568
2.125% 3/31/24	88,361	94,464
2.125% 7/31/24	59,641	64,104
2.125% 5/15/25	11,929	12,966
2.25% 7/31/21	5,589	5,695
2.25% 4/30/24	2,843	3,056
2.25% 12/31/24	6,135	6,667
2.25% 3/31/26	928	1,026
2.375% 4/15/21	49,955	50,644
2.5% 12/31/20	46,107	46,460
2.5% 1/31/21	60,329	60,911
2.5% 2/28/21	47,678	48,232
2.5% 1/15/22	52,113	53,788
2.5% 2/28/26	68,418	76,498
2.625% 6/30/23	5,027	5,379
2.625% 12/31/23	62,484	67,559
3.125% 11/15/28	14,449	17,383
		2,770,074
Other Government Related - 1.6%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.5035% 12/7/20 (NCUA Guaranteed) (e)(f)	1,306	1,306
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	58,911	60,344
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	9,138
		70,788
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,820,440)		2,958,132

U.S. Government Agency - Mortgage Securities - 1.6%
Fannie Mae - 0.7%
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (e)(f)	27	28
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (e)(f)	78	81
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (e)(f)	21	22
12 month U.S. LIBOR + 1.550% 2.58% 5/1/44 (e)(f)	87	90
12 month U.S. LIBOR + 1.550% 3.56% 2/1/44 (e)(f)	58	61
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(f)	81	85
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (e)(f)	34	36
12 month U.S. LIBOR + 1.570% 3.512% 2/1/44 (e)(f)	80	83
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (e)(f)	78	82
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (e)(f)	78	82
12 month U.S. LIBOR + 1.590% 3.59% 4/1/44 (e)(f)	267	279
12 month U.S. LIBOR + 1.660% 3.287% 11/1/36 (e)(f)	20	21
12 month U.S. LIBOR + 1.700% 3.048% 6/1/42 (e)(f)	55	57
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (e)(f)	27	28
12 month U.S. LIBOR + 1.740% 3.757% 3/1/40 (e)(f)	282	295
12 month U.S. LIBOR + 1.750% 3.603% 7/1/35 (e)(f)	42	44
12 month U.S. LIBOR + 1.800% 2.693% 7/1/41 (e)(f)	54	56
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (e)(f)	156	163
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (e)(f)	41	43
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (e)(f)	168	176
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (e)(f)	24	25
12 month U.S. LIBOR + 1.830% 3.849% 10/1/41 (e)(f)	20	20
6 month U.S. LIBOR + 1.470% 3.005% 10/1/33 (e)(f)	27	28
6 month U.S. LIBOR + 1.510% 2.384% 2/1/33 (e)(f)	20	20
6 month U.S. LIBOR + 1.530% 2.793% 3/1/35 (e)(f)	37	39
6 month U.S. LIBOR + 1.530% 3.091% 12/1/34 (e)(f)	36	38
6 month U.S. LIBOR + 1.550% 3.063% 10/1/33 (e)(f)	14	15
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (e)(f)	23	23
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (e)(f)	14	15
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.259% 10/1/33 (e)(f)	36	38
3% 1/1/28 to 1/1/35	9,345	9,896
3.5% 7/1/32 to 10/1/34	10,106	10,846
4% 5/1/29	3,023	3,207
4.5% 11/1/25	1,049	1,098
6% to 6% 1/1/34 to 6/1/36	2,205	2,603
6.5% 3/1/22 to 5/1/27	90	100
		29,823
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.750% 3.841% 9/1/41 (e)(f)	350	363
12 month U.S. LIBOR + 1.870% 3.376% 10/1/42 (e)(f)	165	172
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (e)(f)	16	17
12 month U.S. LIBOR + 1.880% 3.84% 10/1/41 (e)(f)	555	579
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (e)(f)	34	35
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (e)(f)	28	30
12 month U.S. LIBOR + 1.910% 2.945% 6/1/41 (e)(f)	67	70
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (e)(f)	50	53
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (e)(f)	60	63
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (e)(f)	160	167
12 month U.S. LIBOR + 2.050% 4.196% 3/1/33 (e)(f)	3	4
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (e)(f)	42	44
6 month U.S. LIBOR + 2.680% 4.001% 10/1/35 (e)(f)	22	23
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.958% 7/1/35 (e)(f)	324	338
3% 4/1/33 to 11/1/33	19,830	21,012
3.5% 7/1/32	1,907	2,048
6% 1/1/24	200	210
		25,231
Ginnie Mae - 0.3%
6% 6/15/36	1,867	2,182
4% 3/20/47 to 5/20/47	12,514	13,480
4.7% 2/20/62 (e)(g)	31	32
4.94% 2/20/62 (e)(g)	4	4
5.196% 1/20/62 (e)(g)	32	33
5.47% 8/20/59 (e)(g)	5	5
		15,736
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $67,846)		70,790

Collateralized Mortgage Obligations - 6.1%
U.S. Government Agency - 6.1%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1551% 8/25/31 (e)(f)	37	38
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7515% 11/18/31 (e)(f)	36	36
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1751% 4/25/32 (e)(f)	15	15
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1751% 11/25/32 (e)(f)	30	31
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.1051% 6/25/36 (e)(f)	2,368	2,417
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	405	435
Series 2005-68 Class CZ, 5.5% 8/25/35	2,081	2,417
Series 2006-45 Class OP 6/25/36 (h)	322	303
Series 2010-118 Class PB, 4.5% 10/25/40	2,656	2,990
Series 2012-149:
Class DA, 1.75% 1/25/43	420	433
Class GA, 1.75% 6/25/42	450	463
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	201	212
Series 2004-91 Class Z, 5% 12/25/34	2,161	2,461
Series 2005-117 Class JN, 4.5% 1/25/36	120	133
Series 2005-14 Class ZB, 5% 3/25/35	694	790
Series 2006-72 Class CY, 6% 8/25/26	1,117	1,217
Series 2009-59 Class HB, 5% 8/25/39	942	1,082
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	966	63
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0951% 3/25/36 (e)(f)	1,547	1,589
Series 2012-27 Class EZ, 4.25% 3/25/42	4,452	4,924
Series 2016-26 Class CG, 3% 5/25/46	9,543	10,170
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7619% 2/15/32 (e)(f)	21	21
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 1.0619% 10/15/33 (e)(f)	1,196	1,223
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0619% 2/15/33 (e)(f)	644	658
planned amortization class:
Series 1141 Class G, 9% 9/15/21	2	3
Series 2682 Class LD, 4.5% 10/15/33	279	309
Series 3415 Class PC, 5% 12/15/37	207	233
Series 3857 Class ZP, 5% 5/15/41	2,765	3,463
Series 4135 Class AB, 1.75% 6/15/42	338	348
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	3,546	4,115
Series 2587 Class AD, 4.71% 3/15/33	1,226	1,330
Series 2877 Class ZD, 5% 10/15/34	2,737	3,117
Series 3007 Class EW, 5.5% 7/15/25	1,675	1,803
Series 3745 Class KV, 4.5% 12/15/26	3,620	3,796
Series 3871 Class KB, 5.5% 6/15/41	8,407	10,057
Series 3889 Class DZ, 4% 1/15/41	27,720	30,467
Series 3843 Class PZ, 5% 4/15/41	2,366	2,877
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,449	1,477
Series 4341 Class ML, 3.5% 11/15/31	4,277	4,623
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.638% 1/20/38 (e)(f)	110	112
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.018% 8/20/38 (e)(f)	880	899
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.058% 9/20/38 (e)(f)	662	677
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7619% 11/16/39 (e)(f)	460	468
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.7138% 9/20/61 (e)(f)(g)	4,419	4,428
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7638% 10/20/61 (e)(f)(g)	2,667	2,675
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 11/20/61 (e)(f)(g)	2,486	2,500
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 1/20/62 (e)(f)(g)	1,613	1,621
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 1/20/62 (e)(f)(g)	2,273	2,282
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 3/20/62 (e)(f)(g)	1,457	1,461
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8138% 5/20/61 (e)(f)(g)	39	40
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7638% 8/20/63 (e)(f)(g)	683	684
Class FD, 1 month U.S. LIBOR + 0.600% 0.7638% 8/20/63 (e)(f)(g)	1,586	1,589
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 0.8138% 12/20/63 (e)(f)(g)	24,383	24,485
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7638% 1/20/64 (e)(f)(g)	6,678	6,695
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4638% 3/20/65 (e)(f)(g)	110	109
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4438% 5/20/63 (e)(f)(g)	114	113
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3638% 4/20/63 (e)(f)(g)	67	67
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5638% 12/20/62 (e)(f)(g)	80	80
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.408% 10/20/47 (e)(f)	3,002	3,003
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.458% 5/20/48 (e)(f)	3,451	3,455
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.458% 6/20/48 (e)(f)	4,130	4,137
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.608% 9/20/49 (e)(f)	5,914	5,957
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.608% 8/20/49 (e)(f)	19,599	19,705
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	8,200	9,369
Series 2017-134 Class BA, 2.5% 11/20/46	452	474
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	8,045	8,601
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	212	212
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	5,878	5,948
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	2,437	2,525
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	3,028	3,092
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.6638% 9/20/62 (e)(f)(g)	495	495
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.8138% 11/20/65 (e)(f)(g)	59	59
Series 2017-139 Class BA, 3% 9/20/47	7,398	7,937
Series 2004-22 Class M1, 5.5% 4/20/34	549	771
Series 2010-169 Class Z, 4.5% 12/20/40	5,873	6,421
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	12	12
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(g)	40	44
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	204	2
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.456% 4/20/39 (e)(j)	328	343
Class ST, 8.800% - 1 month U.S. LIBOR 8.5893% 8/20/39 (e)(j)	1,300	1,337
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	1,471	1,474
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	476	476
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	124	125
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(g)	1,261	1,271
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (e)(f)(g)	11,604	11,528
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (e)(f)(g)	10,530	10,426
Series 2090-118 Class XZ, 5% 12/20/39	13,030	15,076
		277,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $272,277)		277,399

Foreign Government and Government Agency Obligations - 0.7%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	44
5.5% 4/26/24	4,828	5,738
Ukraine Government 1.471% 9/29/21	27,711	28,070
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,049)		33,852
	Shares	Value (000s)

Fixed-Income Funds - 24.1%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $1,037,377)	9,651,160	1,092,994

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.12% (l)	248,288,655	248,338
Fidelity Securities Lending Cash Central Fund 0.11% (l)(m)	22,739,166	22,741
TOTAL MONEY MARKET FUNDS
(Cost $271,077)		271,079

Purchased Swaptions - 0.1%(n)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	37,400	$875
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	312
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	289
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	308

TOTAL PUT OPTIONS			1,784

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	37,400	1,449
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	1,484
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	593
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	637

TOTAL CALL OPTIONS			4,163

TOTAL PURCHASED SWAPTIONS
(Cost $6,424)			5,947
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $4,508,490)			4,710,193
NET OTHER ASSETS (LIABILITIES) - (3.8)%			(173,143)
NET ASSETS - 100%			$4,537,050

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.75% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	15,000	$(784)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	33,200	(576)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	(159)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	100	(1)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	27,000	(258)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(109)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	35,500	(710)

TOTAL PUT SWAPTIONS			(2,597)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.75% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	15,000	(416)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	33,200	(1,175)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	11,700	(445)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	100	(5)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	27,000	(1,464)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	15,000	(867)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	35,500	(1,118)

TOTAL CALL SWAPTIONS			(5,490)

TOTAL WRITTEN SWAPTIONS			$(8,087)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	244	Dec. 2020	$33,977	$(48)	$(48)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	167	Dec. 2020	36,898	6	6
CBOT 5-Year U.S. Treasury Note Contracts (United States)	162	Dec. 2020	20,417	2	2
CBOT Long Term U.S. Treasury Bond Contracts (United States)	563	Dec. 2020	98,930	(990)	(990)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	107	Dec. 2020	23,637	(463)	(463)
TOTAL FUTURES CONTRACTS					$(1,493)

The notional amount of futures purchased as a percentage of Net Assets is 4.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $330,606,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$110,035	$74	$0	$74
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	12,612	579	0	579
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2030	5,198	(10)	0	(10)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2050	1,566	153	0	153

TOTAL INTEREST RATE SWAPS							$796	$0	$796

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,908,000.

 (c) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $202,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,795,000.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

 (n) For the period, the average monthly notional amount for purchased swaptions was $450,650,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,330
Fidelity Mortgage Backed Securities Central Fund	17,782
Fidelity Securities Lending Cash Central Fund	11
Total	$19,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $190,772. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $4 and $0. Purchases and sales of the Fidelity Cash Central Fund were $3,477,604 and $,3,420,034, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$730,709	$780,789	$444,721	$10,526	$15,691	$1,092,994	38.9%
Total	$730,709	$780,789	$444,721	$10,526	$15,691	$1,092,994

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,958,132	$--	$2,958,132	$--
U.S. Government Agency - Mortgage Securities	70,790	--	70,790	--
Collateralized Mortgage Obligations	277,399	--	277,399	--
Foreign Government and Government Agency Obligations	33,852	--	33,852	--
Fixed-Income Funds	1,092,994	1,092,994	--	--
Money Market Funds	271,079	271,079	--	--
Purchased Swaptions	5,947	--	5,947	--
Total Investments in Securities:	$4,710,193	$1,364,073	$3,346,120	$--
Derivative Instruments:
Assets
Futures Contracts	$8	$8	$--	$--
Swaps	806	--	806	--
Total Assets	$814	$8	$806	$--
Liabilities
Futures Contracts	$(1,501)	$(1,501)	$--	$--
Swaps	(10)	--	(10)	--
Written Swaptions	(8,087)	--	(8,087)	--
Total Liabilities	$(9,598)	$(1,501)	$(8,097)	$--
Total Derivative Instruments:	$(8,784)	$(1,493)	$(7,291)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$8	$(1,501)
Purchased Swaptions(b)	5,947	0
Swaps(c)	806	(10)
Written Swaptions(d)	0	(8,087)
Total Interest Rate Risk	6,761	(9,598)
Total Value of Derivatives	$6,761	$(9,598)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $22,505) — See accompanying schedule: Unaffiliated issuers (cost $3,200,036)	$3,346,120
Fidelity Central Funds (cost $1,308,454)	1,364,073
Total Investment in Securities (cost $4,508,490)		$4,710,193
Receivable for investments sold		46
Receivable for premium on written options		8,515
Receivable for fund shares sold		9,517
Interest receivable		6,145
Distributions receivable from Fidelity Central Funds		32
Receivable for daily variation margin on futures contracts		854
Receivable from investment adviser for expense reductions		27
Other receivables		67
Total assets		4,735,396
Liabilities
Payable for investments purchased	$159,055
Payable for fund shares redeemed	6,363
Distributions payable	140
Accrued management fee	1,136
Distribution and service plan fees payable	143
Payable for daily variation margin on centrally cleared OTC swaps	40
Written options, at value (premium receivable $8,515)	8,087
Other affiliated payables	563
Other payables and accrued expenses	78
Collateral on securities loaned	22,741
Total liabilities		198,346
Net Assets		$4,537,050
Net Assets consist of:
Paid in capital		$4,325,710
Total accumulated earnings (loss)		211,340
Net Assets		$4,537,050
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($215,433 ÷ 19,282 shares)(a)		$11.17
Maximum offering price per share (100/96.00 of $11.17)		$11.64
Class M:
Net Asset Value and redemption price per share ($150,656 ÷ 13,487 shares)(a)		$11.17
Maximum offering price per share (100/96.00 of $11.17)		$11.64
Class C:
Net Asset Value and offering price per share ($79,909 ÷ 7,158 shares)(a)		$11.16
Government Income:
Net Asset Value, offering price and redemption price per share ($2,742,978 ÷ 245,912 shares)		$11.15
Class I:
Net Asset Value, offering price and redemption price per share ($410,636 ÷ 36,758 shares)		$11.17
Class Z:
Net Asset Value, offering price and redemption price per share ($937,438 ÷ 83,877 shares)		$11.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2020
Investment Income
Interest (including $82 from security lending)		$48,920
Income from Fidelity Central Funds (including $11 from security lending)		19,123
Total income		68,043
Expenses
Management fee	$11,126
Transfer agent fees	3,758
Distribution and service plan fees	1,395
Fund wide operations fee	1,787
Independent trustees' fees and expenses	12
Commitment fees	6
Total expenses before reductions	18,084
Expense reductions	(241)
Total expenses after reductions		17,843
Net investment income (loss)		50,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,525
Redemptions in-kind with affiliated entities	22,832
Fidelity Central Funds	10,522
Futures contracts	17,642
Swaps	(5,696)
Written options	(781)
Total net realized gain (loss)		127,044
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,051
Fidelity Central Funds	15,691
Futures contracts	(1,754)
Swaps	627
Written options	1,073
Delayed delivery commitments	1,243
Total change in net unrealized appreciation (depreciation)		21,931
Net gain (loss)		148,975
Net increase (decrease) in net assets resulting from operations		$199,175

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,200	$78,603
Net realized gain (loss)	127,044	13,799
Change in net unrealized appreciation (depreciation)	21,931	217,158
Net increase (decrease) in net assets resulting from operations	199,175	309,560
Distributions to shareholders	(49,587)	(77,199)
Share transactions - net increase (decrease)	887,748	(432,607)
Total increase (decrease) in net assets	1,037,336	(200,246)
Net Assets
Beginning of period	3,499,714	3,699,960
End of period	$4,537,050	$3,499,714

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	.117	.199	.166	.149	.135
Net realized and unrealized gain (loss)	.477	.696	(.362)	(.230)	.270
Total from investment operations	.594	.895	(.196)	(.081)	.405
Distributions from net investment income	(.124)	(.195)	(.164)	(.143)	(.150)
Distributions from net realized gain	–	–	–	(.076)	(.095)
Total distributions	(.124)	(.195)	(.164)	(.219)	(.245)
Net asset value, end of period	$11.17	$10.70	$10.00	$10.36	$10.66
Total ReturnB,C	5.59%	9.06%	(1.89)%	(.73)%	3.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.78%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.77%	.76%
Expenses net of all reductions	.77%	.78%	.77%	.77%	.76%
Net investment income (loss)	1.08%	1.96%	1.64%	1.44%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$215	$139	$131	$174	$261
Portfolio turnover rateF	255%G	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	.118	.201	.167	.149	.135
Net realized and unrealized gain (loss)	.477	.696	(.362)	(.229)	.270
Total from investment operations	.595	.897	(.195)	(.080)	.405
Distributions from net investment income	(.125)	(.197)	(.165)	(.144)	(.150)
Distributions from net realized gain	–	–	–	(.076)	(.095)
Total distributions	(.125)	(.197)	(.165)	(.220)	(.245)
Net asset value, end of period	$11.17	$10.70	$10.00	$10.36	$10.66
Total ReturnB,C	5.61%	9.08%	(1.88)%	(.73)%	3.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	1.09%	1.98%	1.65%	1.44%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$151	$131	$137	$157	$197
Portfolio turnover rateF	255%G	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	.034	.122	.088	.069	.053
Net realized and unrealized gain (loss)	.472	.695	(.361)	(.229)	.270
Total from investment operations	.506	.817	(.273)	(.160)	.323
Distributions from net investment income	(.046)	(.117)	(.087)	(.064)	(.068)
Distributions from net realized gain	–	–	–	(.076)	(.095)
Total distributions	(.046)	(.117)	(.087)	(.140)	(.163)
Net asset value, end of period	$11.16	$10.70	$10.00	$10.36	$10.66
Total ReturnB,C	4.75%	8.24%	(2.64)%	(1.49)%	3.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.53%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	.31%	1.20%	.87%	.67%	.50%
Supplemental Data
Net assets, end of period (in millions)	$80	$51	$57	$72	$94
Portfolio turnover rateF	255%G	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$9.99	$10.35	$10.65	$10.48
Income from Investment Operations
Net investment income (loss)A	.152	.232	.198	.181	.167
Net realized and unrealized gain (loss)	.476	.686	(.361)	(.229)	.281
Total from investment operations	.628	.918	(.163)	(.048)	.448
Distributions from net investment income	(.158)	(.228)	(.197)	(.176)	(.183)
Distributions from net realized gain	–	–	–	(.076)	(.095)
Total distributions	(.158)	(.228)	(.197)	(.252)	(.278)
Net asset value, end of period	$11.15	$10.68	$9.99	$10.35	$10.65
Total ReturnB	5.94%	9.33%	(1.58)%	(.42)%	4.35%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.39%	2.29%	1.96%	1.76%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$2,743	$2,633	$2,964	$3,467	$3,896
Portfolio turnover rateE	255%F	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.00	$10.36	$10.66	$10.50
Income from Investment Operations
Net investment income (loss)A	.148	.228	.194	.177	.162
Net realized and unrealized gain (loss)	.477	.696	(.361)	(.230)	.271
Total from investment operations	.625	.924	(.167)	(.053)	.433
Distributions from net investment income	(.155)	(.224)	(.193)	(.171)	(.178)
Distributions from net realized gain	–	–	–	(.076)	(.095)
Total distributions	(.155)	(.224)	(.193)	(.247)	(.273)
Net asset value, end of period	$11.17	$10.70	$10.00	$10.36	$10.66
Total ReturnB	5.89%	9.38%	(1.61)%	(.46)%	4.19%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%	.49%	.49%	.49%	.50%
Net investment income (loss)	1.36%	2.25%	1.92%	1.71%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$411	$407	$411	$496	$494
Portfolio turnover rateE	255%F	246%	123%	157%	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class Z

Years ended August 31,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$9.91
Income from Investment Operations
Net investment income (loss)B	.163	.198
Net realized and unrealized gain (loss)	.485	.808
Total from investment operations	.648	1.006
Distributions from net investment income	(.168)	(.216)
Distributions from net realized gain	–	–
Total distributions	(.168)	(.216)
Net asset value, end of period	$11.18	$10.70
Total ReturnC,D	6.12%	10.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%	.40%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	1.48%	2.27%G
Supplemental Data
Net assets, end of period (in millions)	$937	$139
Portfolio turnover rateH	255%I	246%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $66 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, market discount, redemptions in kind, deferred trustees compensation and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$185,011
Gross unrealized depreciation	(10,067)
Net unrealized appreciation (depreciation)	$174,944
Tax Cost	$4,527,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$38,530
Undistributed long-term capital gain	$977
Net unrealized appreciation (depreciation) on securities and other investments	$171,899

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$49,587	$ 77,199
Total	$49,587	$ 77,199

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$17,642	$(1,754)
Purchased Options	19,307	(10,462)
Written Options	(781)	1,073
Swaps	(5,696)	627
Total Interest Rate Risk	$30,472	$(10,516)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and is representative of volume of activity during the period for Written Swaptions.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	2,262,655	1,980,249

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$418	$20
Class M	-%	.25%	347	3
Class C	.75%	.25%	630	88
			$1,395	$111

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$46
Class M	4
Class C(a)	15
$65

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$278.17
Class M	215.16
Class C	116.18
Government Income	2,383.10
Class I	468.14
Class Z	298.05
	$3,758

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 66,760 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $707,057. The net realized gain of $22,832 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Government Income Fund	$7

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$236

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Transfer Agent credits
Class C	$–(a)

 (a) Amount less than five hundred.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$1,771	$2,488
Class M	1,561	2,511
Class C	221	619
Government Income	33,886	62,697
Class I	4,669	8,663
Class Z	7,479	221
Total	$49,587	$77,199

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2020	Year ended August 31, 2019(a)	Year ended August 31, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	15,059	4,814	$166,197	$49,197
Reinvestment of distributions	154	232	1,678	2,359
Shares redeemed	(8,940)	(5,171)	(97,956)	(52,580)
Net increase (decrease)	6,273	(125)	$69,919	$(1,024)
Class M
Shares sold	8,294	3,711	$91,399	$37,749
Reinvestment of distributions	130	224	1,407	2,278
Shares redeemed	(7,205)	(5,332)	(79,102)	(54,031)
Net increase (decrease)	1,219	(1,397)	$13,704	$(14,004)
Class C
Shares sold	4,674	1,617	$51,613	$16,434
Reinvestment of distributions	20	59	218	603
Shares redeemed	(2,268)	(2,655)	(24,963)	(26,999)
Net increase (decrease)	2,426	(979)	$26,868	$(9,962)
Government Income
Shares sold	141,231	52,032	$1,554,546	$527,496
Reinvestment of distributions	2,955	5,887	32,038	59,791
Shares redeemed	(144,750)(b)	(108,223)	(1,566,621)(b)	(1,102,701)
Net increase (decrease)	(564)	(50,304)	$19,963	$(515,414)
Class I
Shares sold	38,218	13,101	$420,427	$133,750
Reinvestment of distributions	401	805	4,360	8,190
Shares redeemed	(39,906)(b)	(16,958)	(433,428)(b)	(172,113)
Net increase (decrease)	(1,287)	(3,052)	$(8,641)	$(30,173)
Class Z
Shares sold	111,991	13,616	$1,219,490	$144,841
Reinvestment of distributions	643	19	7,136	195
Shares redeemed	(41,727)	(665)	(460,690)	(7,066)
Net increase (decrease)	70,907	12,970	$765,936	$137,970

 (a) Share transactions for Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Government Income Fund
Class A	.76%
Actual		$1,000.00	$1,026.60	$3.87
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class M	.75%
Actual		$1,000.00	$1,026.70	$3.82
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class C	1.52%
Actual		$1,000.00	$1,022.40	$7.73
Hypothetical-C		$1,000.00	$1,017.50	$7.71
Government Income	.45%
Actual		$1,000.00	$1,028.30	$2.29
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.48%
Actual		$1,000.00	$1,028.00	$2.45
Hypothetical-C		$1,000.00	$1,022.72	$2.44
Class Z	.36%
Actual		$1,000.00	$1,029.60	$1.84
Hypothetical-C		$1,000.00	$1,023.33	$1.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Government Income Fund
Class A	10/12/20	10/09/20	$0.103
Class M	10/12/20	10/09/20	$0.103
Class C	10/12/20	10/09/20	$0.103
Government Income	10/12/20	10/09/20	$0.103
Class I	10/12/20	10/09/20	$0.103

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $977,160, or, if subsequently determined to be different, the net capital gain of such year.

A total of 49.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $31,414,205 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

GOV-ANN-1020
1.537760.124

Fidelity® Intermediate Government Income Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	5.07%	2.66%	2.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Intermediate Government Bond Index performed over the same period.

Period Ending Values
$12,407	Fidelity® Intermediate Government Income Fund
$12,600	Bloomberg Barclays U.S. Intermediate Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year, the fund gained 5.07%, roughly in line, net of fees, with the 5.44% advance of the benchmark, the Bloomberg Barclays U.S. Intermediate Government Bond Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities in accordance with our longer-term strategy. In doing so, we added value by keeping the fund's duration longer than that of the benchmark, meaning the fund benefited more than the benchmark as interest rates declined. Using swaptions to manage the fund's exposure to interest rate volatility also contributed on a relative basis. Sector allocation also worked to the fund's advantage, specifically timely purchases and sales of agency mortgage-backed securities (MBS). Elsewhere, holdings backed by the Agency for International Development (AID) and the National Credit Union Administration made a minor contribution to relative performance, as they outpaced the benchmark. Additionally, our brief exposure to Treasury Inflation-Protected Securities (TIPS) in late winter/early spring helped, as they produced an outsized gain for that time frame. In contrast, security selection among U.S. Treasuries detracted. Our emphasis of "on-the-run" bonds and notes hurt because they lagged their "off-the-run" counterparts, which were boosted by purchases from the U.S. Federal Reserve.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
0.01 - 0.99%	36.9
1 - 1.99%	10.8
2 - 2.99%	38.3
3 - 3.99%	4.3
5 - 5.99%	2.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*,**,***
U.S. Treasury Obligations	88.2%
U.S. Government Agency Obligations†	4.1%
Foreign Government & Government Agency Obligations	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 2.8%

 ** Futures and Swaps - 12.7%

 *** Written options - (6.8)%

 † Includes NCUA Guaranteed Notes

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 92.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.5%
Fannie Mae 0.625% 4/22/25	375	378
Federal Farm Credit Bank 0.375% 4/8/22	7,900	7,926
		8,304
U.S. Treasury Obligations - 88.2%
U.S. Treasury Bonds:
1.25% 5/15/50	$90	$85
2% 2/15/50	2,582	2,906
U.S. Treasury Notes:
0.125% 5/31/22	25,504	25,495
0.125% 6/30/22	11,401	11,397
0.125% 7/31/22	6,200	6,198
0.25% 7/31/25	23,839	23,819
0.375% 3/31/22	47,500	47,671
0.375% 4/30/25	2,186	2,198
0.5% 8/31/27	55,852	55,879
0.625% 8/15/30	27,600	27,371
1.5% 9/30/21	24,887	25,247
1.5% 9/30/24	4,297	4,521
1.5% 1/31/27	5,049	5,389
1.625% 11/15/22	3,209	3,314
1.625% 9/30/26	1,868	2,005
1.75% 6/30/22 (a)	24	25
1.75% 7/31/24	220	233
1.875% 7/31/22	16,612	17,162
2% 8/15/25 (a)(b)	39,301	42,631
2.125% 6/30/22	327	339
2.125% 3/31/24	9,848	10,528
2.125% 7/31/24 (a)	5,667	6,091
2.125% 5/15/25 (a)(b)	593	645
2.25% 7/31/21	29,232	29,782
2.25% 4/30/24	1,993	2,142
2.25% 12/31/24	5,707	6,201
2.25% 3/31/26	3,325	3,675
2.375% 4/15/21	11,560	11,719
2.5% 1/31/21	32,895	33,212
2.5% 1/15/22	11,647	12,021
2.5% 1/31/24	1,900	2,050
2.5% 2/28/26	9,441	10,556
2.625% 6/30/23	11,432	12,230
2.625% 12/31/23	15,587	16,853
2.75% 6/30/25 (a)	2,770	3,100
2.875% 11/30/25	8,513	9,651
3.125% 11/15/28	10,010	12,042
		486,383
Other Government Related - 2.6%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,292
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,731
		14,023
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $492,652)		508,710

Foreign Government and Government Agency Obligations - 2.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,507
5.5% 4/26/24	1,100	1,307
Ukraine Government 1.471% 9/29/21	1,400	1,418
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,759)		15,232
	Shares	Value (000s)

Fixed-Income Funds - 4.2%
Fidelity Mortgage Backed Securities Central Fund (c)
(Cost $23,241)	205,369	23,258

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.12% (d)
(Cost $16,665)	16,661,525	16,665

Purchased Swaptions - 0.2%(e)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	5,300	$150
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	4,800	112
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	13
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	45
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	54

TOTAL PUT OPTIONS			374

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	5,300	126
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	4,800	186
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	221
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	93
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	190

TOTAL CALL OPTIONS			816

TOTAL PURCHASED SWAPTIONS
(Cost $1,210)			1,190
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $547,527)			565,055
NET OTHER ASSETS (LIABILITIES) - (2.5)%			(13,743)
NET ASSETS - 100%			$551,312

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.75% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	1,300	$(67)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	(40)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	7,600	(110)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	300	(3)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(52)

TOTAL PUT SWAPTIONS			(272)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.75% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	1,300	(36)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	(110)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	7,600	(313)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	300	(16)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(292)

TOTAL CALL SWAPTIONS			(767)

TOTAL WRITTEN SWAPTIONS			$(1,039)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	165	Dec. 2020	$22,976	$(32)	$(32)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	216	Dec. 2020	47,724	6	6
TOTAL PURCHASED FUTURES					$(26)
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Dec. 2020	351	4	4
TOTAL FUTURES CONTRACTS					$(22)

The notional amount of futures purchased as a percentage of Net Assets is 12.8%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $68,656,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Sep. 2022	$1,194	$0	$0	$0
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Sep. 2025	5,513	(2)	0	(2)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2027	2,642	5	0	5
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2030	907	(2)	0	(2)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2050	201	20	0	20

TOTAL INTEREST RATE SWAPS							$21	$0	$21

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $350,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $61,000.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) For the period, the average monthly notional amount for purchased swaptions was $70,483,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$132
Fidelity Mortgage Backed Securities Central Fund	78
Fidelity Securities Lending Cash Central Fund	1
Total	$211

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$--	$80,482	$57,290	$49	$17	$23,258	0.8%
Total	$--	$80,482	$57,290	$49	$17	$23,258

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$508,710	$--	$508,710	$--
Foreign Government and Government Agency Obligations	15,232	--	15,232	--
Fixed-Income Funds	23,258	23,258	--	--
Money Market Funds	16,665	16,665	--	--
Purchased Swaptions	1,190	--	1,190	--
Total Investments in Securities:	$565,055	$39,923	$525,132	$--
Derivative Instruments:
Assets
Futures Contracts	$10	$10	$--	$--
Swaps	25	--	25	--
Total Assets	$35	$10	$25	$--
Liabilities
Futures Contracts	$(32)	$(32)	$--	$--
Swaps	(4)	--	(4)	--
Written Swaptions	(1,039)	--	(1,039)	--
Total Liabilities	$(1,075)	$(32)	$(1,043)	$--
Total Derivative Instruments:	$(1,040)	$(22)	$(1,018)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$10	$(32)
Purchased Swaptions(b)	1,190	0
Swaps(c)	25	(4)
Written Swaptions(d)	0	(1,039)
Total Interest Rate Risk	1,225	(1,075)
Total Value of Derivatives	$1,225	$(1,075)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $507,621)	$525,132
Fidelity Central Funds (cost $39,906)	39,923
Total Investment in Securities (cost $547,527)		$565,055
Receivable for premium on written options		1,087
Receivable for fund shares sold		1,050
Interest receivable		1,411
Distributions receivable from Fidelity Central Funds		2
Receivable for daily variation margin on futures contracts		36
Total assets		568,641
Liabilities
Payable for investments purchased	$15,212
Payable for fund shares redeemed	831
Distributions payable	32
Accrued management fee	138
Payable for daily variation margin on centrally cleared OTC swaps	6
Written options, at value (premium receivable $1,087)	1,039
Other affiliated payables	69
Other payables and accrued expenses	2
Total liabilities		17,329
Net Assets		$551,312
Net Assets consist of:
Paid in capital		$526,322
Total accumulated earnings (loss)		24,990
Net Assets		$551,312
Net Asset Value, offering price and redemption price per share ($551,312 ÷ 49,449 shares)		$11.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2020
Investment Income
Interest (including $1 from security lending)		$10,189
Income from Fidelity Central Funds (including $1 from security lending)		211
Total income		10,400
Expenses
Management fee	$1,592
Transfer agent fees	528
Fund wide operations fee	255
Independent trustees' fees and expenses	2
Commitment fees	2
Total expenses before reductions	2,379
Expense reductions	(1)
Total expenses after reductions		2,378
Net investment income (loss)		8,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,850
Redemptions in-kind with affiliated entities	965
Fidelity Central Funds	48
Futures contracts	2,919
Swaps	(356)
Written options	(218)
Total net realized gain (loss)		14,208
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,146
Fidelity Central Funds	17
Futures contracts	(117)
Swaps	(3)
Written options	109
Delayed delivery commitments	92
Total change in net unrealized appreciation (depreciation)		2,244
Net gain (loss)		16,452
Net increase (decrease) in net assets resulting from operations		$24,474

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,022	$10,687
Net realized gain (loss)	14,208	1,975
Change in net unrealized appreciation (depreciation)	2,244	23,365
Net increase (decrease) in net assets resulting from operations	24,474	36,027
Distributions to shareholders	(7,792)	(9,928)
Share transactions
Proceeds from sales of shares	210,072	60,158
Reinvestment of distributions	7,147	9,146
Cost of shares redeemed	(211,124)	(108,245)
Net increase (decrease) in net assets resulting from share transactions	6,095	(38,941)
Total increase (decrease) in net assets	22,777	(12,842)
Net Assets
Beginning of period	528,535	541,377
End of period	$551,312	$528,535
Other Information
Shares
Sold	19,053	5,773
Issued in reinvestment of distributions	655	880
Redeemed	(19,345)	(10,466)
Net increase (decrease)	363	(3,813)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.23	$10.57	$10.79	$10.71
Income from Investment Operations
Net investment income (loss)A	.166	.214	.181	.144	.130
Net realized and unrealized gain (loss)	.376	.524	(.342)	(.138)	.148
Total from investment operations	.542	.738	(.161)	.006	.278
Distributions from net investment income	(.162)	(.198)	(.179)	(.138)	(.135)
Distributions from net realized gain	–	–	–	(.088)	(.063)
Total distributions	(.162)	(.198)	(.179)	(.226)	(.198)
Net asset value, end of period	$11.15	$10.77	$10.23	$10.57	$10.79
Total ReturnB	5.07%	7.30%	(1.52)%	.08%	2.62%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.52%	2.06%	1.75%	1.36%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$551	$529	$541	$576	$721
Portfolio turnover rateE	287%	244%	132%	149%	117%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,710
Gross unrealized depreciation	(622)
Net unrealized appreciation (depreciation)	$18,088
Tax Cost	$545,948

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,868
Undistributed long-term capital gain	$3,413
Net unrealized appreciation (depreciation) on securities and other investments	$17,709

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$7,792	$ 9,928

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$2,919	$(117)
Purchased Options	2,737	(1,393)
Written Options	(218)	109
Swaps	(356)	(3)
Total Interest Rate Risk	$5,082	$(1,404)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	458,362	443,944

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund completed exchanges in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments and accrued interest, valued at $66,403 to Fidelity Mortgage Backed Securities Central Fund in exchange for 587 shares. The net realized gain of $965 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The Fund recognized gains for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Intermediate Government Income Fund	$2

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Intermediate Government Income Fund	.45%
Actual		$1,000.00	$1,026.20	$2.29
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Government Income Fund voted to pay on October 12, 2020, to shareholders of record at the opening of business on October 9, 2020, a distribution of $0.159 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $3,413,133, or, if subsequently determined to be different, the net capital gain of such year.

A total of 70.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,377,484 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

SLM-ANN-1020
1.844593.115

Fidelity® Total Bond Fund

Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	3.01%	3.91%	3.69%
Class M (incl. 4.00% sales charge)	3.02%	3.91%	3.68%
Class C (incl. contingent deferred sales charge)	5.49%	3.98%	3.35%
Fidelity® Total Bond Fund	7.62%	5.08%	4.45%
Class I	7.58%	5.03%	4.38%
Class Z	7.73%	5.18%	4.46%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,449	Fidelity® Total Bond Fund
$14,314	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Lead Portfolio Manager Ford O'Neil:  For the fiscal year, the fund's share classes posted gains ranging from roughly 6.5% to 7.6%, outpacing, net of fees, the 6.47% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to add significantly to this asset class beginning in March, added notable relative value. Security selection among investment-grade corporates also produced a positive relative result, partly due to spring 2020 additions of high-quality names including Coca-Cola, Pepsi, Boeing, Disney, Comcast, Wells Fargo and Berkshire Hathaway Energy. By period end, we reduced the fund's investment-grade corporate holdings. Underweighting U.S. Treasuries also boosted the fund's relative return, as did a meaningful non-benchmark position in Treasury Inflation-Protected Securities (TIPS) and spring additions of higher-quality sovereign debt from Qatar and Abu Dhabi. Conversely, allocations to high-yield securities, lower-quality emerging markets debt and high-yield commercial mortgage-backed securities detracted. Certain holdings tied to energy, as well as bonds and asset-backed securities, such as collateralized loan obligations, of airline leasing companies, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2020
U.S. Government and U.S. Government Agency Obligations	42.5%
AAA	4.8%
AA	2.2%
A	8.3%
BBB	20.8%
BB and Below	16.0%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*,**,***
Corporate Bonds	38.4%
U.S. Government and U.S. Government Agency Obligations	42.5%
Asset-Backed Securities	3.9%
CMOs and Other Mortgage Related Securities	3.7%
Municipal Bonds	0.7%
Other Investments	7.8%
Short-Term Investments and Net Other Assets	3.0%

 * Foreign investments - 14.3%

 ** Written options - (0.5)%

 *** Futures and Swaps - 2.3%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Corporate Bonds - 38.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$8,804,000	$8,280,734
3.375% 8/15/26		6,718,000	6,625,789
			14,906,523
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (b)(c)		713,900	713,900
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	14,326

TOTAL CONVERTIBLE BONDS			15,634,749

Nonconvertible Bonds - 38.3%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3% 6/30/22		7,993,000	8,343,356
4.1% 2/15/28		5,638,000	6,581,970
4.3% 2/15/30		10,373,000	12,392,206
4.45% 4/1/24		1,500,000	1,684,410
4.5% 3/9/48		13,000,000	15,226,375
5.15% 11/15/46		12,000,000	14,983,947
6.2% 3/15/40		7,512,000	10,259,915
6.3% 1/15/38		10,617,000	14,868,051
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		1,061,000	1,108,413
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27(d)		20,690,000	21,664,499
7.5% 10/15/26 (d)		20,685,000	22,081,238
Century Telephone Enterprises, Inc. 6.875% 1/15/28		285,000	313,500
CenturyLink, Inc.:
5.125% 12/15/26 (d)		8,750,000	9,073,969
5.625% 4/1/25		3,040,000	3,279,400
Colombia Telecomunicaciones SA:
4.95% 7/17/30 (d)		560,000	591,920
5.375% 9/27/22 (d)		1,954,000	1,959,198
Frontier Communications Corp. 8% 4/1/27 (d)		24,260,000	24,381,300
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,500,000	10,130,005
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		580,000	581,508
4.25% 7/1/28 (d)		5,805,000	5,974,796
4.625% 9/15/27 (d)		5,225,000	5,473,188
5.375% 1/15/24		7,175,000	7,255,719
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (d)		665,000	678,300
Qtel International Finance Ltd.:
3.25% 2/21/23 (d)		1,185,000	1,240,917
5% 10/19/25 (d)		660,000	775,706
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,250,000	1,317,000
SFR Group SA:
7.375% 5/1/26 (d)		11,011,000	11,689,828
8.125% 2/1/27 (d)		20,491,000	22,847,465
Sprint Capital Corp. 6.875% 11/15/28		12,260,000	15,683,482
Telecom Argentina SA 8.5% 8/6/25 (d)		451,000	415,766
Telecom Italia Capital SA:
6% 9/30/34		1,570,000	1,907,550
6.375% 11/15/33		885,000	1,106,250
Telecom Italia SpA 5.303% 5/30/24 (d)		8,625,000	9,521,655
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		625,000	658,594
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		10,800,000	11,480,400
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		305,000	317,391
Verizon Communications, Inc.:
3% 3/22/27		5,131,000	5,727,862
4.862% 8/21/46		26,720,000	35,869,660
5.012% 4/15/49		5,836,000	8,098,385
5.5% 3/16/47		22,998,000	33,535,959
Virgin Media Finance PLC 5% 7/15/30 (d)		1,213,000	1,249,390
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,850,000	2,817,938
6.125% 3/1/28 (d)		9,915,000	10,237,238
			375,385,619
Entertainment - 0.4%
Netflix, Inc.:
3.625% 6/15/25 (d)		4,455,000	4,700,025
4.875% 4/15/28		8,895,000	10,295,963
5.375% 11/15/29 (d)		955,000	1,148,388
5.875% 11/15/28		3,270,000	4,005,750
6.375% 5/15/29		1,015,000	1,281,438
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	47,208,262
4.7% 3/23/50		29,296,000	38,726,364
			107,366,190
Media - 1.8%
Altice Financing SA:
5% 1/15/28 (d)		6,655,000	6,838,013
7.5% 5/15/26 (d)		14,513,000	15,488,092
Altice France Holding SA 6% 2/15/28 (d)		12,105,000	12,105,000
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	2,107,280
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (d)		4,074,000	4,130,018
4.5% 8/15/30 (d)		3,170,000	3,352,275
5% 2/1/28 (d)		12,200,000	12,901,500
5.125% 5/1/27 (d)		9,222,000	9,821,614
5.5% 5/1/26 (d)		7,769,000	8,118,605
5.75% 2/15/26 (d)		13,912,000	14,580,611
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,861,195
4.908% 7/23/25		13,008,000	15,134,444
5.375% 5/1/47		32,692,000	39,343,170
6.484% 10/23/45		9,078,000	12,126,560
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	207,000
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,993,554
4.65% 7/15/42		7,870,000	10,142,483
6.45% 3/15/37		1,399,000	2,106,036
CSC Holdings LLC:
4.125% 12/1/30 (d)		4,765,000	4,946,070
5.25% 6/1/24		2,729,000	2,954,143
5.5% 5/15/26 (d)		4,409,000	4,624,865
5.5% 4/15/27 (d)		6,077,000	6,480,877
5.75% 1/15/30 (d)		15,240,000	16,611,600
6.75% 11/15/21		5,240,000	5,502,000
7.5% 4/1/28 (d)		3,026,000	3,396,685
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	14,969,928
4.65% 5/15/50		36,524,000	41,717,928
DISH DBS Corp.:
5.875% 11/15/24		8,151,000	8,615,383
7.75% 7/1/26		863,000	988,135
Dolya Holdco 18 DAC 5% 7/15/28 (d)		5,710,000	5,918,130
Fox Corp.:
3.666% 1/25/22		2,306,000	2,407,884
4.03% 1/25/24		4,055,000	4,481,497
4.709% 1/25/29		5,868,000	7,041,927
5.476% 1/25/39		5,787,000	7,646,511
5.576% 1/25/49		3,840,000	5,267,984
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (d)		594,000	608,108
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,408,095
2.125% 10/16/26 (Reg. S)	EUR	8,800,000	9,606,649
2.75% 4/13/23 (Reg. S)	EUR	4,600,000	5,386,670
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (d)		11,150,000	11,289,375
6.875% 2/15/23 (d)		1,509,000	1,546,725
Sirius XM Radio, Inc.:
3.875% 8/1/22 (d)		3,880,000	3,913,950
4.125% 7/1/30 (d)		1,450,000	1,526,125
4.625% 7/15/24 (d)		5,755,000	5,985,200
5% 8/1/27 (d)		8,421,000	8,931,986
5.375% 7/15/26 (d)		3,915,000	4,096,069
5.5% 7/1/29 (d)		1,410,000	1,548,575
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,217,604
4.5% 9/15/42		20,648,000	23,040,774
5.5% 9/1/41		8,265,000	10,113,043
5.875% 11/15/40		10,540,000	13,358,091
6.55% 5/1/37		29,622,000	39,523,776
7.3% 7/1/38		24,672,000	35,038,986
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		6,201,000	3,416,363
Univision Communications, Inc.:
6.625% 6/1/27 (d)		970,000	974,850
9.5% 5/1/25 (d)		840,000	919,800
Virgin Media Secured Finance PLC 5.5% 8/15/26 (d)		2,762,000	2,910,458
VTR Finance BV 6.375% 7/15/28 (d)		830,000	886,025
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		3,960,000	4,197,600
6% 1/15/27 (d)		7,071,000	7,442,228
Ziggo BV 5.5% 1/15/27 (d)		7,646,000	8,036,022
			550,852,144
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	6,113,426
Comcel Trust 6.875% 2/6/24 (d)		2,564,000	2,607,268
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	478,576
Intelsat Jackson Holdings SA:
8% 2/15/24 (d)		18,495,000	18,864,900
8.5% 10/15/24 (d)(e)		4,545,000	3,090,600
Millicom International Cellular SA:
6% 3/15/25 (d)		10,838,000	11,122,498
6.625% 10/15/26 (d)		14,281,000	15,521,662
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (d)		525,000	539,766
6.5% 10/13/26 (d)		424,000	467,858
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	207,000
Sprint Communications, Inc. 6% 11/15/22		5,376,000	5,832,960
Sprint Corp.:
7.125% 6/15/24		4,315,000	5,014,936
7.875% 9/15/23		17,008,000	19,782,430
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (d)		32,035,000	36,228,702
3.875% 4/15/30 (d)		50,185,000	57,356,938
4.375% 4/15/40 (d)		5,147,000	6,190,091
4.5% 2/1/26		4,993,000	5,148,956
4.5% 4/15/50 (d)		10,111,000	12,350,384
4.75% 2/1/28		1,700,000	1,831,750
6.375% 3/1/25		11,900,000	12,152,875
6.5% 1/15/26		2,950,000	3,088,281
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,264,290
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (d)		200,000	201,250
VimpelCom Holdings BV 7.25% 4/26/23 (d)		1,575,000	1,750,313
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (f)	EUR	1,650,000	1,966,074
6.25% 10/3/78 (Reg. S) (f)		1,000,000	1,098,290
			230,272,074
TOTAL COMMUNICATION SERVICES			1,263,876,027
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (d)		2,553,000	2,529,066
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,543,000	2,689,493
			5,218,559
Automobiles - 0.4%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	12,434,239
4.2% 3/1/21		16,735,000	16,960,942
4.25% 5/15/23		3,453,000	3,683,064
4.375% 9/25/21		30,556,000	31,602,565
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	2,890,000	3,313,913
Volkswagen Financial Services AG 3% 4/6/25 (Reg. S)	EUR	1,300,000	1,688,821
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		22,286,000	23,124,773
3.125% 5/12/23 (d)		19,413,000	20,599,012
			113,407,329
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (d)		2,425,000	2,291,625
Frontdoor, Inc. 6.75% 8/15/26 (d)		2,244,000	2,412,300
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		9,275,000	8,950,375
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,961,858
Laureate Education, Inc. 8.25% 5/1/25 (d)		6,345,000	6,745,941
Service Corp. International 5.125% 6/1/29		4,485,000	4,968,797
Sotheby's 7.375% 10/15/27 (d)		7,338,000	7,484,760
			38,815,656
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (d)		1,870,000	1,905,063
4.375% 1/15/28 (d)		4,880,000	5,014,200
5% 10/15/25 (d)		3,361,000	3,451,445
5.75% 4/15/25 (d)		1,735,000	1,852,113
Aramark Services, Inc.:
4.75% 6/1/26		3,998,000	3,974,772
5% 2/1/28 (d)		20,460,000	20,485,575
6.375% 5/1/25 (d)		10,195,000	10,679,263
Boyd Gaming Corp.:
4.75% 12/1/27		4,730,000	4,712,263
6% 8/15/26		1,810,000	1,898,238
6.375% 4/1/26		3,955,000	4,123,127
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		10,264,000	9,826,446
Colt Merger Sub, Inc.:
6.25% 7/1/25 (d)		9,230,000	9,769,494
8.125% 7/1/27 (d)		4,125,000	4,372,500
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		9,360,000	8,892,000
Golden Nugget, Inc. 6.75% 10/15/24 (d)		8,960,000	7,660,800
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24		4,638,000	4,643,798
5.75% 5/1/28 (d)		420,000	444,150
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,660,440
4.875% 4/1/27		975,000	999,375
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28		1,395,000	1,315,443
6.125% 9/15/25 (d)		1,365,000	1,450,313
McDonald's Corp.:
3.5% 7/1/27		6,642,000	7,591,619
3.6% 7/1/30		7,896,000	9,183,443
4.2% 4/1/50		3,991,000	4,870,050
MCE Finance Ltd. 4.875% 6/6/25 (d)		7,973,000	8,232,911
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		890,000	891,669
9.375% 5/21/21 (d)		1,450,000	1,481,266
NCL Corp. Ltd. 12.25% 5/15/24 (d)		195,000	217,181
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (d)		225,000	236,813
10.875% 6/1/23 (d)		1,070,000	1,178,943
Scientific Games Corp. 5% 10/15/25 (d)		3,249,000	3,214,496
Stars Group Holdings BV 7% 7/15/26 (d)		13,260,000	14,135,160
Station Casinos LLC 5% 10/1/25 (d)		3,498,000	3,456,479
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	599,460
Times Square Hotel Trust 8.528% 8/1/26 (d)		1,076,009	1,170,010
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (d)		730,000	722,700
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (d)		3,284,000	3,407,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (d)		4,848,000	4,721,952
5.5% 3/1/25 (d)		3,035,000	3,004,650
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		4,625,000	4,640,898
5.5% 10/1/27 (d)		4,970,000	5,005,722
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)		4,320,000	4,536,000
Yum! Brands, Inc. 7.75% 4/1/25 (d)		9,860,000	11,006,225
			202,635,615
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	503,738
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (d)		2,774,000	2,814,778
			3,318,516
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.:
6.25% 5/1/25 (d)		575,000	631,632
7% 5/1/25 (d)		180,000	195,672
Match Group Holdings II LLC 4.125% 8/1/30 (d)		1,245,000	1,304,138
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		365,000	377,885
			2,509,327
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		7,080,000	7,312,031
3% 11/19/24		16,110,000	17,060,196
Mattel, Inc.:
5.875% 12/15/27 (d)		1,375,000	1,495,450
6.75% 12/31/25 (d)		8,957,000	9,505,616
			35,373,293
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	5,229,000	7,404,365
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	3,470,000	4,617,529
Nordstrom, Inc. 8.75% 5/15/25 (d)		245,000	270,371
			12,292,265
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	3,465,309
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	5,014,081
4% 4/15/30		20,750,000	24,689,409
Lowe's Companies, Inc.:
4.5% 4/15/30		15,047,000	18,648,932
5% 4/15/40		9,604,000	12,708,698
5.125% 4/15/50		11,280,000	15,542,639
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	5,579,737
Staples, Inc. 10.75% 4/15/27 (d)		750,000	521,250
TJX Companies, Inc.:
3.75% 4/15/27		16,937,000	19,485,329
3.875% 4/15/30		31,450,000	37,315,153
			142,970,537
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (d)(e)		425,000	43,164
The William Carter Co. 5.625% 3/15/27 (d)		2,460,000	2,613,455
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)		5,870,000	6,222,200
			8,878,819
TOTAL CONSUMER DISCRETIONARY			565,419,916
CONSUMER STAPLES - 2.6%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	27,309,519
4.9% 2/1/46		28,689,000	34,813,171
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	38,123,903
4.35% 6/1/40		13,754,000	15,977,917
4.5% 6/1/50		35,000,000	42,358,746
4.6% 6/1/60		14,912,000	18,216,001
4.75% 4/15/58		17,929,000	22,178,376
5.45% 1/23/39		18,170,000	23,113,074
5.55% 1/23/49		34,229,000	46,193,764
5.8% 1/23/59 (Reg. S)		36,395,000	51,716,367
Central American Bottling Corp. 5.75% 1/31/27 (d)		188,000	199,221
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,630,071
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	28,739,121
3.45% 3/25/30		13,895,000	16,597,276
			369,166,527
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (d)		145,000	148,263
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		4,365,000	4,550,513
6.875% 5/1/25 (d)		5,895,000	6,278,175
Sysco Corp.:
5.65% 4/1/25		10,949,000	12,959,244
5.95% 4/1/30		13,280,000	16,743,212
6.6% 4/1/40		13,280,000	17,686,592
6.6% 4/1/50		13,280,000	18,319,082
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,600,000	2,262,743
U.S. Foods, Inc. 6.25% 4/15/25 (d)		3,915,000	4,149,900
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		6,403,000	6,590,739
			89,688,463
Food Products - 0.3%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (d)		1,647,000	1,733,468
Conagra Brands, Inc. 3.8% 10/22/21		3,969,000	4,117,169
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		5,655,000	6,001,369
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,337,130
H.J. Heinz Co. 5% 7/15/35		2,770,000	3,203,554
JBS Investments II GmbH 7% 1/15/26 (d)		517,000	558,991
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		17,610,000	18,182,325
5.875% 7/15/24 (d)		11,744,000	11,978,880
6.75% 2/15/28 (d)		1,480,000	1,639,100
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		4,445,000	4,938,040
6.5% 4/15/29 (d)		12,545,000	14,238,575
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (d)		7,465,000	8,214,598
MHP SA 7.75% 5/10/24 (d)		900,000	954,563
Post Holdings, Inc.:
4.625% 4/15/30 (d)		2,555,000	2,666,781
5% 8/15/26 (d)		6,204,000	6,438,511
5.5% 12/15/29 (d)		6,955,000	7,624,071
5.625% 1/15/28 (d)		1,905,000	2,036,540
5.75% 3/1/27 (d)		8,629,000	9,114,381
TreeHouse Foods, Inc. 4% 9/1/28 (g)		3,200,000	3,256,608
			108,234,654
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (d)		1,223,000	1,262,491
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	6,366,527
3.875% 9/16/46		28,850,000	29,938,886
4% 1/31/24		4,082,000	4,513,317
4.25% 8/9/42		17,795,000	18,813,506
4.5% 5/2/43		11,887,000	12,987,249
4.8% 2/14/29		17,974,000	21,495,680
5.375% 1/31/44		21,453,000	26,513,883
5.95% 2/14/49		14,275,000	19,290,953
BAT Capital Corp. 4.7% 4/2/27		2,600,000	3,011,963
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		12,260,000	13,348,351
3.75% 7/21/22 (d)		12,933,000	13,510,120
4.25% 7/21/25 (d)		11,765,000	13,080,216
Reynolds American, Inc.:
4% 6/12/22		7,254,000	7,686,338
4.45% 6/12/25		9,399,000	10,699,893
5.7% 8/15/35		2,699,000	3,337,771
5.85% 8/15/45		22,737,000	28,088,443
6.15% 9/15/43		2,874,000	3,600,708
7.25% 6/15/37		3,221,000	4,312,526
			240,596,330
TOTAL CONSUMER STAPLES			808,948,465
ENERGY - 5.8%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		1,475,000	1,364,375
Borets Finance DAC 6.5% 4/7/22 (d)		676,000	677,690
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21		12,030,000	12,468,285
Halliburton Co.:
3.8% 11/15/25		382,000	418,987
4.85% 11/15/35		5,447,000	6,058,447
Jonah Energy LLC 7.25% 10/15/25 (d)		4,725,000	661,500
Noble Holding International Ltd.:
7.95% 4/1/25 (e)(f)		4,823,000	72,345
8.95% 4/1/45 (e)(f)		4,655,000	69,825
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		216,000	257,796
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		387,000	424,733
7.625% 11/7/24 (d)		1,000,000	1,096,875
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		645,000	525,675
U.S.A. Compression Partners LP:
6.875% 4/1/26		3,685,000	3,795,550
6.875% 9/1/27		1,210,000	1,252,350
Valaris PLC:
5.2% 3/15/25 (e)		5,023,000	357,889
5.75% 10/1/44 (e)		4,970,000	354,113
Weatherford International Ltd. 11% 12/1/24 (d)		2,989,000	2,032,520
			31,888,955
Oil, Gas & Consumable Fuels - 5.7%
Amerada Hess Corp.:
7.125% 3/15/33		3,656,000	4,514,348
7.3% 8/15/31		4,354,000	5,360,158
Apache Corp. 5.1% 9/1/40		230,000	223,719
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	17,355,399
5.85% 2/1/35		6,942,000	8,541,727
Cenovus Energy, Inc. 4.25% 4/15/27		22,916,000	22,000,047
Cheniere Energy Partners LP:
5.25% 10/1/25		22,162,000	22,677,045
5.625% 10/1/26		8,812,000	9,236,650
Chesapeake Energy Corp.:
7% 10/1/24 (e)		1,905,000	80,963
8% 1/15/25 (e)		4,616,000	196,180
8% 6/15/27 (e)		9,234,000	392,445
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,150,438
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		13,505,000	13,471,238
7% 6/15/25 (d)		1,820,000	1,829,100
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	3,490,545
Comstock Resources, Inc. 9.75% 8/15/26		7,539,000	7,972,568
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		7,450,000	6,835,375
5.75% 4/1/25		8,558,000	8,187,225
6.25% 4/1/23		8,235,000	8,109,746
CVR Energy, Inc.:
5.25% 2/15/25 (d)		7,785,000	7,363,442
5.75% 2/15/28 (d)		750,000	680,625
DCP Midstream LLC:
4.75% 9/30/21 (d)		7,220,000	7,364,400
5.85% 5/21/43 (d)(f)		16,107,000	12,462,791
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,568,050
5.125% 5/15/29		11,325,000	12,004,613
5.375% 7/15/25		5,606,000	6,022,526
5.625% 7/15/27		5,780,000	6,242,400
Denbury Resources, Inc.:
7.75% 2/15/24 (d)(e)		5,405,000	2,702,500
9% 5/15/21 (d)(e)		4,001,000	2,000,500
9.25% 3/31/22 (d)(e)		7,229,000	3,614,500
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (f)		2,692,087	1,856,699
Duke Energy Field Services 6.45% 11/3/36 (d)		8,754,000	8,754,000
EG Global Finance PLC:
6.75% 2/7/25 (d)		5,870,000	6,068,113
8.5% 10/30/25 (d)		8,795,000	9,410,650
El Paso Corp. 6.5% 9/15/20		10,282,000	10,303,722
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	6,258,973
Enable Midstream Partners LP 3.9% 5/15/24 (f)		2,707,000	2,689,186
Enbridge Energy Partners LP 4.2% 9/15/21		8,493,000	8,743,559
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,804,769
4.25% 12/1/26		4,925,000	5,691,966
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		410,000	409,668
5.75% 1/30/28 (d)		4,085,000	4,176,913
6.625% 7/15/25 (d)		995,000	1,037,914
Energy Transfer Partners LP:
3.75% 5/15/30		8,703,000	8,629,962
4.2% 9/15/23		3,683,000	3,906,442
4.25% 3/15/23		3,594,000	3,786,810
4.5% 4/15/24		4,042,000	4,349,419
4.95% 6/15/28		12,566,000	13,458,945
5% 5/15/50		19,455,000	18,603,195
5.25% 4/15/29		6,576,000	7,197,757
5.8% 6/15/38		7,006,000	7,074,854
6% 6/15/48		4,563,000	4,676,183
6.25% 4/15/49		4,516,000	4,724,965
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (d)(e)		596,000	129,630
EQM Midstream Partners LP 6.5% 7/1/27 (d)		2,840,000	3,109,800
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	71,491,650
Frontera Energy Corp. 9.7% 6/25/23 (d)		768,000	629,280
GeoPark Ltd. 6.5% 9/21/24 (d)		825,000	794,320
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		1,134,000	1,122,660
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		7,213,000	7,213,000
7% 8/1/27		3,700,000	3,718,500
Hess Corp.:
4.3% 4/1/27		3,221,000	3,427,824
5.6% 2/15/41		5,395,000	6,153,500
5.8% 4/1/47		15,757,000	17,950,112
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		4,372,000	4,494,941
5.625% 2/15/26 (d)		9,327,000	9,704,184
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)		3,964,000	3,755,890
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		6,695,000	6,699,017
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (d)		3,451,000	3,463,941
KazMunaiGaz National Co.:
3.875% 4/19/22 (d)		895,000	926,325
4.75% 4/24/25 (d)		283,000	313,140
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	7,030,120
3.5% 3/1/21		7,224,000	7,296,622
5.5% 3/1/44		27,364,000	32,957,073
6.55% 9/15/40		1,203,000	1,489,091
Kinder Morgan, Inc.:
5% 2/15/21 (d)		6,757,000	6,865,972
5.05% 2/15/46		3,092,000	3,650,386
5.55% 6/1/45		7,786,000	9,604,836
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	3,821,650
Leviathan Bond Ltd. 5.75% 6/30/23 (Reg. S) (d)		990,000	1,025,105
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,633,996
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		345,000	345,801
MEG Energy Corp. 7.125% 2/1/27 (d)		4,385,000	4,195,436
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (f)(h)		5,829,000	5,828,800
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (f)(h)		8,773,000	8,773,787
4.5% 7/15/23		6,299,000	6,819,615
4.8% 2/15/29		3,672,000	4,251,385
4.875% 12/1/24		8,532,000	9,628,213
5.5% 2/15/49		11,018,000	13,009,380
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		2,370,000	2,337,413
7.625% 11/8/26 (d)		565,000	550,875
New Fortress Energy LLC 6.75% 9/15/25 (d)(g)		8,725,000	8,835,720
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)		7,356,000	1,542,461
Occidental Petroleum Corp.:
2.7% 8/15/22		5,018,000	4,933,572
2.9% 8/15/24		18,712,000	17,215,040
3.2% 8/15/26		2,231,000	1,956,230
3.4% 4/15/26		2,890,000	2,560,193
3.5% 8/15/29		9,742,000	8,378,120
4.2% 3/15/48		2,175,000	1,647,563
4.3% 8/15/39		2,539,000	1,955,030
4.4% 4/15/46		2,190,000	1,749,263
4.4% 8/15/49		2,199,000	1,693,230
4.5% 7/15/44		30,708,000	24,259,320
5.55% 3/15/26		22,157,000	22,046,215
6.2% 3/15/40		1,475,000	1,401,250
6.45% 9/15/36		24,061,000	23,595,179
6.6% 3/15/46		18,160,000	18,034,514
7.5% 5/1/31		31,005,000	32,865,300
7.875% 9/15/31		935,000	1,000,450
8.875% 7/15/30		3,205,000	3,621,650
Pampa Holding SA 7.375% 7/21/23 (d)		1,133,000	1,037,403
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		6,120,000	6,701,400
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,704,534
Pemex Project Funding Master Trust:
6.625% 6/15/35		5,003,000	4,401,077
8.625% 2/1/22		1,485,000	1,588,022
Petrobras Global Finance BV:
5.093% 1/15/30 (d)		99,848,000	103,919,931
5.75% 2/1/29		840,000	919,643
6.125% 1/17/22		535,000	563,756
6.25% 3/17/24		2,210,000	2,441,359
6.9% 3/19/49		540,000	615,890
7.25% 3/17/44		28,700,000	33,677,656
7.375% 1/17/27		430,000	508,153
8.75% 5/23/26		1,984,000	2,507,776
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,640,000	1,850,638
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		621,100	17,080
6% 5/16/24 (d)(e)		3,207,669	88,211
6% 11/15/26 (d)(e)		2,790,167	76,730
12.75% 2/17/22 (d)(e)		172,000	4,730
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9646% 3/11/22 (f)(h)		1,125,000	1,110,375
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	2,232,704
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,313,932
3.5% 1/30/23		1,850,000	1,832,740
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,544,193
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	9,091,480
4.5% 1/23/26		22,915,000	21,425,525
4.875% 1/24/22		1,700,000	1,717,000
4.875% 1/18/24		6,401,000	6,397,143
5.375% 3/13/22		770,000	782,272
5.5% 1/21/21		435,000	440,573
5.95% 1/28/31 (d)		59,072,000	53,144,125
6.35% 2/12/48		43,373,000	34,981,192
6.375% 2/4/21		325,000	328,961
6.49% 1/23/27 (d)		36,590,000	36,044,809
6.5% 3/13/27		58,538,000	57,689,199
6.5% 6/2/41		530,000	441,391
6.75% 9/21/47		31,543,000	26,216,964
6.84% 1/23/30 (d)		80,806,000	77,896,984
6.95% 1/28/60 (d)		23,467,000	19,504,597
7.69% 1/23/50 (d)		53,875,000	48,041,350
Petronas Capital Ltd. 3.5% 4/21/30 (d)		625,000	710,264
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	2,005,330
3.85% 4/9/25		2,401,000	2,684,301
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,895,883
3.6% 11/1/24		4,912,000	5,140,777
3.65% 6/1/22		4,550,000	4,676,954
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,200,000	1,182,750
Rattler Midstream LP 5.625% 7/15/25 (d)		8,035,000	8,497,013
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,614,490
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (d)		31,000,000	35,488,964
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(e)		7,883,000	1
Saudi Arabian Oil Co.:
3.5% 4/16/29 (d)		6,895,000	7,537,097
4.25% 4/16/39 (d)		750,000	864,891
4.375% 4/16/49 (d)		1,495,000	1,799,606
Southwestern Energy Co. 6.45% 1/23/25 (f)		21,859,000	21,804,353
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	31,369,048
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		4,565,000	4,639,455
5.5% 2/15/26		3,275,000	3,374,495
5.875% 3/15/28		2,625,000	2,749,688
6% 4/15/27		125,000	133,061
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		5,050,000	5,081,714
4.875% 2/1/31 (d)		2,175,000	2,191,421
5.125% 2/1/25		6,329,000	6,463,618
5.875% 4/15/26		3,705,000	3,899,513
Tecpetrol SA 4.875% 12/12/22 (d)		265,000	253,323
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	36,077,584
4.55% 6/24/24		21,661,000	24,328,729
5.75% 6/24/44		12,223,000	14,641,623
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (d)		3,952,000	4,312,020
3.95% 5/15/50 (d)		12,733,000	13,807,922
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		1,553,000	1,341,404
Tullow Oil PLC:
6.25% 4/15/22 (d)		7,025,000	4,706,750
6.25% 4/15/22 (Reg. S)		1,470,000	984,900
Valero Energy Corp.:
2.7% 4/15/23		6,494,000	6,788,130
2.85% 4/15/25		3,736,000	3,995,496
Viper Energy Partners LP 5.375% 11/1/27 (d)		6,915,000	7,122,450
Western Gas Partners LP:
3.95% 6/1/25		4,286,000	4,273,956
4% 7/1/22		1,135,000	1,154,863
4.1% 2/1/25		4,380,000	4,369,576
4.65% 7/1/26		6,704,000	6,854,840
4.75% 8/15/28		3,701,000	3,763,103
5.05% 2/1/30		7,360,000	7,545,472
5.3% 3/1/48		2,205,000	1,968,690
6.25% 2/1/50		775,000	776,101
Williams Partners LP:
3.9% 1/15/25		16,989,000	18,704,577
4% 9/15/25		1,911,000	2,135,800
4.3% 3/4/24		26,077,000	28,631,340
4.5% 11/15/23		4,667,000	5,157,083
YPF SA:
8.5% 3/23/21 (d)		160,000	154,050
8.5% 3/23/21 (Reg. S)		4,650,000	4,477,078
8.5% 3/23/25 (d)		2,099,000	1,821,092
8.75% 4/4/24 (d)		7,144,000	6,208,493
			1,768,732,127
TOTAL ENERGY			1,800,621,082
FINANCIALS - 14.2%
Banks - 5.4%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (f)		3,200,000	3,379,206
AIB Group PLC 1.875% 11/19/29 (Reg. S) (f)	EUR	2,400,000	2,816,927
Akbank TAS:
5.125% 3/31/25 (d)		300,000	278,625
7.2% 3/16/27 (d)(f)		767,000	709,475
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (f)	EUR	1,350,000	1,321,506
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	264,620
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (e)	EUR	1,300,000	201,676
Banco Macro SA 6.75% 11/4/26 (d)(f)		1,855,000	1,599,938
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (f)	EUR	3,900,000	4,631,232
3.125% 9/19/27 (Reg. S) (f)	GBP	2,600,000	3,475,216
Bank of America Corp.:
2.496% 2/13/31 (f)		10,000,000	10,537,326
3.004% 12/20/23 (f)		32,898,000	34,670,705
3.3% 1/11/23		574,000	612,317
3.419% 12/20/28 (f)		14,844,000	16,588,148
3.5% 4/19/26		13,098,000	14,838,073
3.705% 4/24/28 (f)		20,736,000	23,498,853
3.864% 7/23/24 (f)		43,427,000	47,239,199
3.95% 4/21/25		10,930,000	12,294,971
4.1% 7/24/23		7,314,000	8,065,576
4.2% 8/26/24		25,822,000	28,937,966
4.25% 10/22/26		9,380,000	10,851,518
4.45% 3/3/26		4,916,000	5,700,808
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		1,600,000	1,495,500
Barclays Bank PLC 1.7% 5/12/22		11,119,000	11,323,648
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	2,350,000	2,815,691
2.625% 11/11/25 (Reg. S) (f)	EUR	4,350,000	5,204,050
2.852% 5/7/26 (f)		31,500,000	33,260,644
3.25% 1/12/21		13,452,000	13,584,368
3.932% 5/7/25 (f)		5,127,000	5,571,978
4.375% 1/12/26		15,982,000	18,172,972
5.088% 6/20/30 (f)		26,155,000	30,366,285
5.2% 5/12/26		12,530,000	14,244,229
Biz Finance PLC 9.625% 4/27/22 (d)		1,161,000	1,195,830
BNP Paribas SA:
2.219% 6/9/26 (d)(f)		28,625,000	29,850,372
6.625% (Reg. S) (f)(i)		2,650,000	2,905,207
BTA Bank JSC 5.5% 12/21/22 (d)		1,794,268	1,785,858
CBOM Finance PLC:
4.7% 1/29/25 (d)		345,000	345,000
5.55% 2/14/23 (d)		958,000	984,944
CIT Group, Inc. 3.929% 6/19/24 (f)		4,855,000	5,011,817
Citigroup, Inc.:
2.666% 1/29/31 (f)		10,000,000	10,647,742
2.75% 4/25/22		15,927,000	16,501,269
3.142% 1/24/23 (f)		14,530,000	15,034,642
3.352% 4/24/25 (f)		17,534,000	19,073,714
4.05% 7/30/22		3,378,000	3,598,675
4.3% 11/20/26		7,797,000	8,985,645
4.4% 6/10/25		31,901,000	36,353,846
4.412% 3/31/31(f)		42,031,000	51,046,126
4.45% 9/29/27		19,254,000	22,349,402
4.6% 3/9/26		8,567,000	9,948,187
5.5% 9/13/25		14,874,000	17,715,167
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)		10,185,000	10,787,686
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	10,575,882
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25		12,391,000	13,720,788
3.8% 9/15/22		19,558,000	20,793,479
3.8% 6/9/23		23,347,000	25,215,983
CYBG PLC 3.125% 6/22/25 (Reg. S) (f)	GBP	1,489,000	1,985,357
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	2,150,000	2,590,477
2.25% 1/14/28 (Reg. S) (f)	GBP	3,450,000	4,694,412
5.375% 1/12/24 (Reg. S)		6,050,000	6,847,165
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	320,344
Development Bank of the Republic of Belarus 6.75% 5/2/24 (d)		500,000	470,000
Discover Bank 4.2% 8/8/23		11,373,000	12,518,270
Fidelity Bank PLC 10.5% 10/16/22 (d)		421,000	438,893
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,928,183
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,613,000	2,684,858
HAT Holdings I LLC/HAT Holdings II LLC:
5.25% 7/15/24 (d)		670,000	701,624
6% 4/15/25 (d)		705,000	756,113
HSBC Holdings PLC:
1.645% 4/18/26 (f)		1,200,000	1,209,452
4.25% 3/14/24		3,945,000	4,320,567
4.95% 3/31/30		5,616,000	6,908,779
6.375% (f)(i)		2,700,000	2,920,998
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,849,390
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		5,666,000	5,985,383
5.017% 6/26/24 (d)		4,094,000	4,415,111
5.71% 1/15/26 (d)		27,047,000	30,051,415
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		624,000	654,420
JPMorgan Chase & Co.:
2.739% 10/15/30 (f)		10,000,000	10,801,554
2.956% 5/13/31 (f)		16,800,000	18,036,418
3.25% 9/23/22		11,737,000	12,414,102
3.797% 7/23/24 (f)		44,260,000	48,189,274
3.875% 9/10/24		22,801,000	25,399,048
4.125% 12/15/26		20,651,000	24,120,924
4.25% 10/15/20		4,456,000	4,477,389
4.452% 12/5/29 (f)		40,200,000	48,505,876
4.493% 3/24/31 (f)		60,900,000	74,900,534
4.5% 1/24/22		14,045,000	14,855,093
4.625% 5/10/21		4,382,000	4,513,378
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	1,250,000	1,486,631
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	34,708,800
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (f)	EUR	11,584,000	14,132,036
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		586,500	599,880
Rabobank Nederland 4.375% 8/4/25		16,524,000	18,841,765
Regions Financial Corp. 2.25% 5/18/25		25,212,000	26,766,791
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (f)		18,007,000	19,267,756
3.622% 8/14/30 (Reg. S) (f)	GBP	1,250,000	1,763,695
4.8% 4/5/26		15,141,000	17,788,285
5.125% 5/28/24		44,276,000	49,037,971
6% 12/19/23		74,798,000	84,330,434
6.1% 6/10/23		26,301,000	29,248,875
6.125% 12/15/22		27,112,000	29,763,551
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		1,330,000	1,283,034
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (d)(f)		830,000	744,925
6.25% 4/20/21 (Reg. S)		2,600,000	2,620,313
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		1,452,000	1,380,761
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	5,050,000	5,769,234
6.572% 1/14/22 (d)		23,534,000	25,019,390
Wells Fargo & Co.:
2.406% 10/30/25 (f)		18,129,000	19,098,805
2.572% 2/11/31 (f)		10,000,000	10,489,530
4.478% 4/4/31 (f)		58,414,000	71,313,060
5.013% 4/4/51 (f)		83,211,000	113,279,448
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	15,260,180
			1,680,440,458
Capital Markets - 3.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	14,741,526
4.25% 2/15/24		9,340,000	10,297,128
Ares Capital Corp.:
3.875% 1/15/26		31,357,000	31,820,537
4.2% 6/10/24		31,505,000	32,623,566
Credit Suisse Group AG:
2.593% 9/11/25 (d)(f)		38,976,000	40,799,737
3.869% 1/12/29 (d)(f)		11,793,000	13,247,590
4.194% 4/1/31 (d)(f)		37,508,000	43,754,957
4.207% 6/12/24 (d)(f)		18,061,000	19,630,456
5.75% 9/18/25 (Reg. S) (f)	EUR	3,925,000	4,695,140
6.5% 8/8/23 (Reg. S)		11,485,000	13,074,570
Deutsche Bank AG:
1.375% 6/10/26 (Reg. S) (f)	EUR	880,000	1,090,579
1.625% 1/20/27 (Reg. S)	EUR	800,000	956,912
4.1% 1/13/26		5,495,000	5,910,203
4.5% 4/1/25		51,329,000	52,547,948
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	18,437,600
3.3% 11/16/22		30,321,000	31,352,634
5% 2/14/22		29,755,000	31,306,410
5.882% 7/8/31 (f)		10,000,000	10,626,266
Goldman Sachs Group, Inc.:
2.6% 2/7/30		10,000,000	10,655,620
2.876% 10/31/22 (f)		64,328,000	66,005,915
3.2% 2/23/23		10,830,000	11,525,090
3.691% 6/5/28 (f)		128,004,000	145,046,500
3.75% 5/22/25		12,741,000	14,268,872
3.8% 3/15/30		70,690,000	82,343,025
4.25% 10/21/25		5,020,000	5,714,706
6.75% 10/1/37		6,976,000	10,191,675
Moody's Corp.:
3.25% 1/15/28		7,339,000	8,260,291
3.75% 3/24/25		20,324,000	22,964,281
4.875% 2/15/24		6,892,000	7,806,902
Morgan Stanley:
2.699% 1/22/31 (f)		10,000,000	10,776,190
3.125% 1/23/23		8,282,000	8,781,002
3.125% 7/27/26		69,344,000	77,375,167
3.622% 4/1/31 (f)		39,278,000	45,614,339
3.737% 4/24/24 (f)		79,634,000	86,041,202
3.95% 4/23/27		2,007,000	2,277,076
4.431% 1/23/30 (f)		14,132,000	17,050,669
4.875% 11/1/22		16,717,000	18,206,458
5% 11/24/25		27,517,000	32,356,722
5.75% 1/25/21		12,664,000	12,936,195
MSCI, Inc. 4.75% 8/1/26 (d)		2,641,000	2,746,640
State Street Corp. 2.825% 3/30/23 (d)(f)		2,663,000	2,759,540
UBS AG 4.75% 2/12/26 (Reg. S) (f)	EUR	13,533,000	16,468,722
UBS Group Funding Ltd. 4.125% 9/24/25 (d)		12,029,000	13,784,128
			1,108,870,686
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		22,114,000	21,271,684
3.5% 5/26/22		4,764,000	4,789,952
4.125% 7/3/23		13,016,000	13,215,889
4.45% 12/16/21		9,385,000	9,565,644
4.45% 4/3/26		10,546,000	10,629,667
4.875% 1/16/24		16,603,000	17,116,194
6.5% 7/15/25		13,775,000	14,981,819
Ally Financial, Inc.:
3.05% 6/5/23		36,615,000	37,996,550
3.875% 5/21/24		2,530,000	2,693,428
4.625% 3/30/25		2,128,000	2,354,217
5.125% 9/30/24		8,417,000	9,419,141
5.75% 11/20/25		19,837,000	22,267,628
5.8% 5/1/25		20,531,000	23,733,804
8% 11/1/31		12,899,000	17,523,035
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	30,482,802
3.65% 5/11/27		52,443,000	58,349,280
3.8% 1/31/28		20,732,000	23,153,388
Credito Real S.A.B. de CV 9.5% 2/7/26 (d)		325,000	304,992
Discover Financial Services:
3.85% 11/21/22		22,201,000	23,691,247
3.95% 11/6/24		9,389,000	10,335,697
4.1% 2/9/27		15,432,000	17,179,474
4.5% 1/30/26		15,184,000	17,404,763
5.2% 4/27/22		7,992,000	8,536,213
Ford Motor Credit Co. LLC:
3.087% 1/9/23		5,645,000	5,610,566
3.219% 1/9/22		2,670,000	2,656,356
3.339% 3/28/22		2,030,000	2,032,132
4.063% 11/1/24		77,591,000	78,694,344
4.535% 3/6/25	GBP	1,000,000	1,333,087
4.687% 6/9/25		4,000,000	4,109,560
5.085% 1/7/21		9,629,000	9,641,036
5.113% 5/3/29		4,745,000	5,011,906
5.125% 6/16/25		2,970,000	3,120,668
5.584% 3/18/24		22,436,000	23,920,141
5.596% 1/7/22		19,922,000	20,469,257
Navient Corp.:
6.625% 7/26/21		4,025,000	4,125,625
7.25% 1/25/22		2,491,000	2,615,550
7.25% 9/25/23		3,210,000	3,394,575
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (d)		340,000	323,850
Springleaf Finance Corp.:
6.875% 3/15/25		5,415,000	6,107,064
7.125% 3/15/26		1,390,000	1,595,018
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,738,663
3.75% 8/15/21		4,720,000	4,822,927
3.95% 12/1/27		24,512,000	25,831,876
4.25% 8/15/24		4,751,000	5,100,964
4.375% 3/19/24		19,957,000	21,535,526
5.15% 3/19/29		36,585,000	41,820,752
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	32,131,278
Unifin Financiera SAPI de CV 7% 1/15/25 (d)		290,000	237,075
			708,976,304
Diversified Financial Services - 0.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,836,750
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	16,769,893
3.85% 2/1/25		9,126,000	9,676,111
3.875% 8/15/22		13,396,000	13,913,357
4.05% 7/1/30		19,581,000	21,008,424
4.125% 6/15/26		15,162,000	16,448,460
4.125% 5/15/29		18,497,000	20,016,054
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		2,747,000	1,810,445
Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,502,790
Financial & Risk U.S. Holdings, Inc.:
6.25% 5/15/26 (d)		1,150,000	1,234,813
8.25% 11/15/26 (d)		7,600,000	8,417,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		5,425,000	5,601,313
5.25% 5/15/27		6,700,000	7,118,750
6.25% 5/15/26		8,845,000	9,442,038
6.375% 12/15/25		4,491,000	4,659,413
MDC GMTN BV 2.875% 11/7/29 (d)		1,375,000	1,480,075
MPH Acquisition Holdings LLC 7.125% 6/1/24 (d)		6,780,000	6,883,734
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	22,026,270
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	22,122,755
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	23,573,464
Sasol Financing International PLC 4.5% 11/14/22		1,380,000	1,365,769
Sparc Em Spc 0% 12/5/22 (d)		129,995	126,096
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (d)		965,000	896,244
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	9,463,453
			237,393,471
Insurance - 2.1%
AIA Group Ltd. 3.375% 4/7/30 (d)		28,695,000	32,137,802
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)		17,990,000	19,069,400
American International Group, Inc.:
2.5% 6/30/25		55,000,000	58,812,142
3.3% 3/1/21		6,125,000	6,199,637
3.4% 6/30/30		55,000,000	60,898,789
3.875% 1/15/35		12,130,000	14,126,801
4.875% 6/1/22		11,590,000	12,468,817
AmWINS Group, Inc. 7.75% 7/1/26 (d)		11,768,000	12,680,020
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,443,113
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (f)		1,250,000	1,389,580
Direct Line Insurance Group PLC 4% 6/5/32 (Reg. S)	GBP	410,000	596,802
Five Corners Funding Trust II 2.85% 5/15/30 (d)		36,968,000	39,497,427
HUB International Ltd. 7% 5/1/26 (d)		5,545,000	5,752,938
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	9,723,713
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	15,503,579
4.75% 3/15/39		5,849,000	7,793,009
4.8% 7/15/21		4,517,000	4,648,406
4.9% 3/15/49		3,052,000	4,284,842
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	23,244,281
MetLife, Inc. 3.048% 12/15/22 (f)		7,921,000	8,395,202
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.57% 5/28/21 (d)(f)(h)		97,491,000	97,672,148
3% 1/10/23 (d)		5,030,000	5,329,829
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	24,805,485
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	560,000	818,782
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	12,233,394
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	8,682,514
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (d)		15,498,000	15,982,475
4.9% 9/15/44 (d)		11,520,000	14,471,870
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	4,370,989
Unum Group:
3.875% 11/5/25		13,752,000	14,881,574
4% 3/15/24		12,741,000	13,809,844
4% 6/15/29		15,636,000	17,088,635
4.5% 3/15/25		26,906,000	29,921,110
5.625% 9/15/20		5,342,000	5,351,283
5.75% 8/15/42		16,274,000	18,551,947
USI, Inc. 6.875% 5/1/25 (d)		13,270,000	13,601,750
			639,239,929
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,180,025
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (d)		5,220,000	5,565,851
TOTAL FINANCIALS			4,381,666,724
HEALTH CARE - 2.3%
Biotechnology - 0.3%
AbbVie, Inc. 3.45% 3/15/22 (d)		30,800,000	32,010,464
Upjohn, Inc.:
1.125% 6/22/22 (d)		11,566,000	11,670,007
1.65% 6/22/25 (d)		3,717,000	3,817,782
2.7% 6/22/30 (d)		18,896,000	19,711,539
3.85% 6/22/40 (d)		8,232,000	8,919,937
4% 6/22/50 (d)		14,216,000	15,479,156
			91,608,885
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		7,180,000	7,594,286
Hologic, Inc.:
4.375% 10/15/25 (d)		2,379,000	2,428,126
4.625% 2/1/28 (d)		443,000	470,342
Teleflex, Inc.:
4.25% 6/1/28 (d)		1,370,000	1,445,350
4.875% 6/1/26		4,444,000	4,643,980
			16,582,084
Health Care Providers & Services - 1.4%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,336,052
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,370,575
Centene Corp.:
3.375% 2/15/30		14,530,000	15,111,200
4.25% 12/15/27		23,725,000	24,911,250
4.625% 12/15/29		24,065,000	26,371,390
4.75% 1/15/25		13,975,000	14,374,406
5.25% 4/1/25 (d)		3,675,000	3,812,813
5.375% 6/1/26 (d)		4,270,000	4,515,525
5.375% 8/15/26 (d)		6,204,000	6,568,485
Cigna Corp.:
3.05% 10/15/27		10,400,000	11,517,307
4.125% 9/15/20		4,769,000	4,775,587
4.375% 10/15/28		19,595,000	23,449,924
4.8% 8/15/38		12,201,000	15,350,218
4.9% 12/15/48		12,189,000	16,103,223
Community Health Systems, Inc.:
6.25% 3/31/23		6,288,000	6,303,720
8% 3/15/26 (d)		5,305,000	5,497,306
8.625% 1/15/24 (d)		8,598,000	8,984,910
CVS Health Corp.:
3% 8/15/26		2,303,000	2,526,782
3.25% 8/15/29		5,292,000	5,869,938
3.625% 4/1/27		7,027,000	7,956,971
3.7% 3/9/23		2,473,000	2,661,972
3.75% 4/1/30		13,386,000	15,461,086
4.1% 3/25/25		11,596,000	13,223,629
4.125% 4/1/40		9,323,000	10,832,549
4.25% 4/1/50		2,645,000	3,135,510
4.3% 3/25/28		37,089,000	43,663,696
4.78% 3/25/38		18,481,000	22,638,004
5.05% 3/25/48		8,516,000	11,054,537
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		7,715,000	8,110,394
HCA Holdings, Inc.:
4.75% 5/1/23		379,000	416,775
5.875% 2/15/26		2,434,000	2,786,930
Sabra Health Care LP:
3.9% 10/15/29		342,000	331,958
5.125% 8/15/26		4,710,000	5,129,000
Tenet Healthcare Corp.:
4.625% 7/15/24		3,529,000	3,610,167
4.625% 6/15/28 (d)		1,710,000	1,774,125
4.875% 1/1/26 (d)		2,815,000	2,927,600
5.125% 5/1/25		2,803,000	2,859,060
6.25% 2/1/27 (d)		4,625,000	4,856,250
6.75% 6/15/23		6,838,000	7,282,470
7% 8/1/25		9,668,000	9,982,210
7.5% 4/1/25 (d)		9,220,000	10,116,184
8.125% 4/1/22		15,185,000	16,392,208
Toledo Hospital:
5.325% 11/15/28		6,970,000	7,598,831
6.015% 11/15/48		13,176,000	15,083,295
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,285,000	1,387,800
UnitedHealth Group, Inc. 2.75% 5/15/40		6,076,000	6,408,395
Vizient, Inc. 6.25% 5/15/27 (d)		375,000	398,438
			439,830,655
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (d)		4,290,000	4,515,675
Life Sciences Tools & Services - 0.0%
Avantor, Inc. 6% 10/1/24 (d)		1,863,000	1,951,493
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)		515,000	542,038
5.5% 4/1/26 (d)		1,805,000	1,899,763
Eurofins Scientific SA 3.75% 7/17/26 (Reg. S)	EUR	2,600,000	3,521,576
			7,914,870
Pharmaceuticals - 0.5%
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	11,360,000	13,598,074
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		17,706,000	20,321,032
Catalent Pharma Solutions 4.875% 1/15/26 (d)		3,265,000	3,330,300
Elanco Animal Health, Inc.:
4.912% 8/27/21 (f)		3,218,000	3,294,428
5.272% 8/28/23 (f)		10,157,000	11,256,089
5.9% 8/28/28 (f)		4,279,000	5,105,382
Mylan NV:
3.15% 6/15/21		13,528,000	13,779,509
3.95% 6/15/26		7,088,000	8,032,085
4.55% 4/15/28		13,507,000	15,800,369
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	648,930
3.65% 11/10/21		221,000	221,553
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	2,100,000	2,374,659
2.2% 7/21/21		2,475,000	2,470,421
2.8% 7/21/23		14,714,000	14,125,440
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (d)		9,132,000	9,426,050
5.75% 8/15/27 (d)		4,020,000	4,317,641
5.875% 5/15/23 (d)		152,000	152,000
6.125% 4/15/25 (d)		5,375,000	5,529,531
7% 3/15/24 (d)		7,310,000	7,594,798
9% 12/15/25 (d)		618,000	676,525
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,302,309
3.45% 11/13/20		3,299,000	3,310,402
			148,667,527
TOTAL HEALTH CARE			709,119,696
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	6,465,434
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		6,329,000	6,518,870
Bombardier, Inc.:
6.125% 1/15/23 (d)		10,365,000	8,395,650
7.5% 3/15/25 (d)		1,914,000	1,406,790
7.875% 4/15/27 (d)		2,210,000	1,601,587
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		4,465,000	4,654,763
5.375% 7/15/26 (d)		6,413,000	6,717,618
Embraer Overseas Ltd. 5.696% 9/16/23 (d)		320,000	322,000
Embraer SA 5.15% 6/15/22		810,000	813,544
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	5,322,538
Rolls-Royce PLC 3.375% 6/18/26	GBP	6,820,000	8,536,817
The Boeing Co.:
5.04% 5/1/27		13,707,000	15,082,308
5.15% 5/1/30		13,707,000	15,347,255
5.705% 5/1/40		13,710,000	15,895,793
5.805% 5/1/50		13,700,000	16,366,157
5.93% 5/1/60		13,710,000	16,721,643
TransDigm UK Holdings PLC 6.875% 5/15/26		1,760,000	1,795,869
TransDigm, Inc.:
5.5% 11/15/27		23,115,000	22,537,125
6.25% 3/15/26 (d)		12,090,000	12,757,489
6.375% 6/15/26		1,655,000	1,691,956
6.5% 5/15/25		6,093,000	6,138,698
7.5% 3/15/27		1,635,000	1,708,575
8% 12/15/25 (d)		8,905,000	9,684,188
			186,482,667
Air Freight & Logistics - 0.1%
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		4,373,000	4,598,483
XPO Logistics, Inc. 6.25% 5/1/25 (d)		7,295,000	7,787,413
			12,385,896
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		390,000	93,722
Azul Investments LLP 5.875% 10/26/24 (d)		2,608,000	1,516,715
			1,610,437
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	12,034,835
Elementia S.A.B. de CV 5.5% 1/15/25 (d)		1,160,000	1,076,263
			13,111,098
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
6.75% 2/15/27 (d)		5,076,000	5,329,800
7.625% 9/1/23		314,000	321,065
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		11,065,000	10,733,050
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		4,024,000	4,034,060
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)		9,159,000	9,342,180
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (d)		5,574,000	5,579,295
			35,339,450
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		16,592,000	18,193,958
5.875% 10/15/24		4,702,000	5,236,853
Eiffage SA 1.625% 1/14/27 (Reg. S)	EUR	1,600,000	1,962,593
Odebrecht Finance Ltd.:
4.375% 4/25/25 (d)(e)		1,640,000	90,713
7.125% 6/26/42 (d)(e)		2,456,000	122,800
Pike Corp. 5.5% 9/1/28 (d)		1,815,000	1,824,075
			27,430,992
Electrical Equipment - 0.0%
Philips Lighting NV 2.375% 5/11/27 (Reg. S)	EUR	1,250,000	1,562,223
Sensata Technologies BV 5% 10/1/25 (d)		2,730,000	2,966,691
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,446,881
			6,975,795
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		350,000	357,875
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,540,000	6,809,775
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		250,000	270,027
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		1,950,000	2,018,250
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		7,140,000	7,405,608
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,432,173
			11,856,031
Road & Rail - 0.2%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	5,147,678
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		37,550,000	33,367,729
3.625% 5/1/22 (d)		5,364,000	5,191,526
3.95% 7/1/24 (d)		7,125,000	6,582,230
4.375% 5/1/26 (d)		8,768,000	8,074,648
5.25% 5/15/24 (d)		13,457,000	13,050,258
JSC Georgian Railway 7.75% 7/11/22 (d)		347,000	360,880
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (d)		733,500	746,107
			72,521,056
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,843,564
3% 9/15/23		2,041,000	2,051,980
3.375% 6/1/21		6,685,000	6,767,472
3.375% 7/1/25		24,376,000	24,806,338
3.75% 2/1/22		16,816,000	17,181,350
3.875% 4/1/21		7,396,000	7,474,031
4.25% 2/1/24		18,355,000	19,153,836
4.25% 9/15/24		7,664,000	7,995,713
FLY Leasing Ltd. 5.25% 10/15/24		3,233,000	2,562,153
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	207,000	282,362
4.5% 9/7/23 (Reg. S)	GBP	1,536,000	2,073,247
			95,192,046
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 9.375% 2/1/27 pay-in-kind (d)(f)		3,687,536	2,900,478
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		740,000	774,919
DP World Ltd. 5.625% 9/25/48 (d)		440,000	515,488
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,200,000	4,818,956
			9,009,841
TOTAL INDUSTRIALS			479,352,986
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
CommScope, Inc.:
5.5% 3/1/24 (d)		600,000	619,500
6% 3/1/26 (d)		600,000	637,500
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		2,705,000	2,823,344
SSL Robotics LLC 9.75% 12/31/23 (d)		750,000	847,500
			4,927,844
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (d)		1,099,000	1,127,454
5.45% 6/15/23 (d)		14,700,000	16,233,578
5.85% 7/15/25 (d)		5,060,000	5,935,944
6.02% 6/15/26 (d)		5,064,000	5,961,882
6.1% 7/15/27 (d)		9,288,000	10,930,860
6.2% 7/15/30 (d)		8,040,000	9,741,219
TTM Technologies, Inc. 5.625% 10/1/25 (d)		15,975,000	16,374,375
			66,305,312
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		5,590,000	5,955,027
Camelot Finance SA 4.5% 11/1/26 (d)		4,300,000	4,449,296
Gartner, Inc.:
4.5% 7/1/28 (d)		3,690,000	3,856,050
5.125% 4/1/25 (d)		850,000	883,745
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		9,300,000	10,323,000
Rackspace Hosting, Inc. 8.625% 11/15/24 (d)		22,905,000	24,111,635
Tempo Acquisition LLC:
5.75% 6/1/25 (d)		3,365,000	3,524,838
6.75% 6/1/25 (d)		12,733,000	13,003,831
			66,107,422
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (d)		4,325,000	4,508,813
Micron Technology, Inc. 2.497% 4/24/23		27,461,000	28,675,538
NXP BV/NXP Funding LLC 4.125% 6/1/21 (d)		1,347,000	1,381,570
ON Semiconductor Corp. 3.875% 9/1/28 (d)		2,785,000	2,906,092
			37,472,013
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (d)		9,295,000	9,573,850
6.875% 8/1/25 (d)		1,995,000	2,054,850
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		4,750,000	4,810,895
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		2,035,000	2,210,621
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,222,745
5.25% 5/15/29 (d)		730,000	796,372
5.875% 6/15/26		4,798,000	5,039,675
Ensemble S Merger Sub, Inc. 9% 9/30/23 (d)		11,351,000	11,407,755
Fair Isaac Corp. 5.25% 5/15/26 (d)		5,794,000	6,653,250
Nortonlifelock, Inc. 5% 4/15/25 (d)		11,289,000	11,514,780
Nuance Communications, Inc. 5.625% 12/15/26		3,583,000	3,797,980
Open Text Corp. 3.875% 2/15/28 (d)		3,090,000	3,178,250
Oracle Corp.:
2.8% 4/1/27		26,554,000	29,128,535
3.6% 4/1/40		26,550,000	29,923,414
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		9,175,000	9,827,343
			131,140,315
TOTAL INFORMATION TECHNOLOGY			305,952,906
MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		5,414,000	5,671,165
CF Industries Holdings, Inc.:
5.15% 3/15/34		178,000	210,930
5.375% 3/15/44		130,000	161,525
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	27,004,486
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (d)(f)(h)		13,237,000	12,450,890
6.5% 5/15/26 (d)		5,905,000	5,211,163
6.875% 6/15/25 (d)		637,000	589,225
Element Solutions, Inc. 5.875% 12/1/25 (d)		5,514,000	5,727,668
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	5,200,495
Nufarm Australia Ltd. 5.75% 4/30/26 (d)		6,356,000	6,403,670
OCP SA 6.875% 4/25/44 (d)		275,000	351,484
Olin Corp.:
5% 2/1/30		2,260,000	2,180,900
5.125% 9/15/27		3,663,000	3,608,055
5.625% 8/1/29		4,245,000	4,245,000
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,988,000	1,973,090
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,698,856
Sasol Financing U.S.A. LLC 5.875% 3/27/24		360,000	355,613
The Chemours Co. LLC:
5.375% 5/15/27		5,620,000	5,648,100
7% 5/15/25		6,177,000	6,315,983
Valvoline, Inc.:
4.25% 2/15/30 (d)		6,000,000	6,367,500
4.375% 8/15/25		7,880,000	8,177,076
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		2,840,000	2,974,900
			112,527,774
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (d)		381,000	385,763
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,925,000	2,220,386
7.75% 4/16/26 (d)		604,000	633,570
			3,239,719
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		2,500,000	2,608,000
5.25% 8/15/27 (d)		3,500,000	3,641,330
6% 2/15/25 (d)		4,075,000	4,250,225
Berry Global, Inc. 4.875% 7/15/26 (d)		3,335,000	3,543,438
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,592,000	1,659,580
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		10,673,000	10,878,989
7.875% 7/15/26 (d)		3,830,000	4,018,398
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)(g)		880,000	897,600
OI European Group BV 4% 3/15/23 (d)		3,440,000	3,475,122
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (d)		2,504,000	2,641,720
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,913,520
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		6,690,000	7,055,408
8.5% 8/15/27 (d)		945,000	1,039,500
			47,622,830
Metals & Mining - 0.3%
Allegheny Technologies, Inc. 5.875% 12/1/27		9,500,000	9,126,650
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(f)		4,471,000	4,491,120
6.75% 10/19/75 (d)(f)		11,105,000	13,268,809
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		795,000	838,010
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (d)		5,273,000	5,760,753
4.5% 8/1/47 (d)		4,170,000	5,033,972
CSN Resources SA 7.625% 2/13/23 (d)		5,240,000	5,343,163
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		2,201,000	2,159,731
7.25% 5/15/22 (d)		4,394,000	4,398,119
7.25% 4/1/23 (d)		14,962,000	15,036,810
7.5% 4/1/25 (d)		695,000	700,430
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (d)		80,000	86,400
Freeport-McMoRan, Inc.:
3.55% 3/1/22		433,000	443,695
3.875% 3/15/23		1,962,000	2,031,416
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (d)		1,707,000	1,697,932
5.125% 5/15/24 (d)		420,000	462,042
Kaiser Aluminum Corp.:
4.625% 3/1/28 (d)		6,275,000	6,206,728
6.5% 5/1/25 (d)		2,430,000	2,568,303
Metinvest BV 7.75% 4/23/23 (d)		4,324,000	4,405,075
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (d)		2,208,000	1,981,680
Stillwater Mining Co. 6.125% 6/27/22 (d)		3,482,000	3,523,349
Usiminas International SARL 5.875% 7/18/26 (d)		310,000	314,166
Vedanta Holdings Mauritius II Ltd. 13% 8/21/23 (d)		2,225,000	2,336,250
Vedanta Resources PLC:
6.375% 7/30/22 (d)		4,775,000	4,095,518
8.25% 6/7/21 (d)		1,365,000	1,330,448
			97,640,569
TOTAL MATERIALS			261,030,892
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	21,071,923
American Homes 4 Rent LP 4.25% 2/15/28		896,000	1,019,951
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	16,500,565
3.85% 2/1/23		3,713,000	3,963,442
4.5% 12/1/28		12,665,000	14,973,295
CoreCivic, Inc.:
4.625% 5/1/23		3,895,000	3,700,250
5% 10/15/22		3,180,000	3,132,300
Corporate Office Properties LP 5% 7/1/25		7,885,000	8,611,535
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,325,200
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,260,149
3.75% 12/1/24		3,445,000	3,809,881
Equity One, Inc. 3.75% 11/15/22		11,531,000	12,273,634
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		1,169,000	1,186,535
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,507,888
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	5,107,469
3.5% 8/1/26		5,039,000	5,544,130
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	2,300,881
3.5% 7/15/29		2,351,000	2,636,613
Hospitality Properties Trust 7.5% 9/15/25		510,000	554,695
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	30,622,874
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	974,850
4.75% 10/1/24		1,225,000	1,221,938
Lexington Corporate Properties Trust:
2.7% 9/15/30		3,105,000	3,143,716
4.4% 6/15/24		2,936,000	3,107,008
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	11,264,400
4.5% 1/15/28		3,959,000	4,067,873
4.625% 6/15/25 (d)		1,405,000	1,482,697
5.625% 5/1/24		3,500,000	3,780,000
5.75% 2/1/27		1,410,000	1,559,813
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		3,615,000	3,795,750
6.375% 3/1/24		1,433,000	1,479,573
Omega Healthcare Investors, Inc.:
3.625% 10/1/29		21,648,000	21,788,582
4.375% 8/1/23		26,812,000	28,850,799
4.5% 1/15/25		6,808,000	7,151,434
4.5% 4/1/27		32,478,000	34,429,963
4.75% 1/15/28		18,782,000	20,237,656
4.95% 4/1/24		11,105,000	11,891,281
5.25% 1/15/26		18,623,000	20,419,090
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,072,500
Realty Income Corp. 3.25% 1/15/31		3,878,000	4,309,309
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,144,683
5% 12/15/23		1,293,000	1,344,680
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	586,929
Senior Housing Properties Trust 9.75% 6/15/25		685,000	765,488
Simon Property Group LP 2.45% 9/13/29		6,352,000	6,350,763
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,579,086
4.25% 2/1/26		18,338,000	19,076,132
Store Capital Corp. 4.625% 3/15/29		5,948,000	6,341,508
The GEO Group, Inc.:
5.875% 10/15/24		1,240,000	973,400
6% 4/15/26		4,574,000	3,507,549
Uniti Group, Inc. 7.875% 2/15/25 (d)		18,715,000	19,780,071
Ventas Realty LP:
3% 1/15/30		28,128,000	28,397,873
3.125% 6/15/23		3,477,000	3,621,371
3.5% 2/1/25		3,798,000	4,090,965
3.75% 5/1/24		15,927,000	17,053,159
4% 3/1/28		6,996,000	7,564,579
4.125% 1/15/26		3,540,000	3,972,610
4.75% 11/15/30		39,136,000	44,640,854
VEREIT Operating Partnership LP 3.4% 1/15/28		6,031,000	6,241,607
VICI Properties, Inc.:
3.5% 2/15/25 (d)		2,380,000	2,384,189
4.25% 12/1/26 (d)		3,430,000	3,507,175
4.625% 12/1/29 (d)		4,855,000	5,049,200
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,776,207
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,861,382
4% 2/1/25		21,671,000	23,647,972
			557,390,874
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,200,000	2,239,236
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	100,000	121,990
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,699,026
1.75% 3/12/29 (Reg. S)	EUR	2,850,000	3,372,955
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,342,566
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,214,392
3.95% 11/15/27		14,429,000	14,987,310
4.1% 10/1/24		13,139,000	13,844,241
4.55% 10/1/29		15,790,000	16,841,351
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,900,000	2,230,307
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,951,686
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	332,764
Essex Portfolio LP 3.875% 5/1/24		5,607,000	6,145,262
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	468,754
Heimstaden Bostad AB 1.125% 1/21/26	EUR	3,300,000	3,886,514
Howard Hughes Corp. 5.375% 3/15/25 (d)		7,035,000	7,122,234
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	522,285
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	3,090,000	3,750,064
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	8,446,045
4.5% 4/18/22		11,063,000	10,619,204
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,712,705
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		145,000	152,521
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	6,400,570
Tanger Properties LP:
3.125% 9/1/26		8,723,000	8,206,151
3.75% 12/1/24		15,395,000	15,148,137
3.875% 12/1/23		14,754,000	14,692,921
			172,451,191
TOTAL REAL ESTATE			729,842,065
UTILITIES - 1.7%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,301,362
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)		1,030,000	1,078,925
5% 9/15/26		6,348,000	6,661,972
5.75% 10/15/25		2,198,000	2,329,880
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	12,803,756
Duke Energy Corp. 2.45% 6/1/30		10,750,000	11,338,488
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (d)		18,694,000	19,714,633
Entergy Corp. 2.8% 6/15/30		11,033,000	12,006,069
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (d)		15,290,000	14,922,084
6.75% 8/6/23 (d)		1,855,000	1,769,206
Eversource Energy 2.8% 5/1/23		9,622,000	10,129,982
Exelon Corp.:
4.05% 4/15/30		6,798,000	8,014,252
4.7% 4/15/50		3,027,000	3,886,542
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	21,111,171
7.375% 11/15/31		37,147,000	52,520,747
InterGen NV 7% 6/30/23 (d)		7,075,000	6,862,750
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	7,210,989
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,789,587
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		3,341,000	3,558,165
4.5% 9/15/27 (d)		596,000	651,130
NRG Energy, Inc.:
5.25% 6/15/29 (d)		3,295,000	3,591,550
5.75% 1/15/28		5,675,000	6,171,563
6.625% 1/15/27		1,080,000	1,155,816
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		4,487,646	4,734,467
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,257,050
Pampa Holding SA 7.5% 1/24/27 (d)		564,000	482,749
Pattern Energy Operations LP 4.5% 8/15/28 (d)		1,985,000	2,089,213
PG&E Corp. 5.25% 7/1/30		7,335,000	7,316,222
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,878,685
Vistra Operations Co. LLC:
5% 7/31/27 (d)		15,205,000	16,124,598
5.5% 9/1/26 (d)		11,371,000	11,939,550
5.625% 2/15/27 (d)		8,080,000	8,544,600
			271,947,753
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		1,258,000	1,608,668
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,370,446
			3,979,114
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21		3,220,000	3,270,860
3.55% 6/15/26		5,152,000	5,773,807
Talen Energy Supply LLC:
7.625% 6/1/28 (d)		1,965,000	2,034,207
10.5% 1/15/26 (d)		2,010,000	1,613,025
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		1,293,000	1,338,514
4.75% 1/15/30 (d)		645,000	690,150
5% 1/31/28 (d)		5,278,000	5,864,571
The AES Corp.:
3.3% 7/15/25 (d)		33,229,000	35,662,858
3.95% 7/15/30 (d)		28,974,000	31,358,560
4.5% 3/15/23		1,672,000	1,688,720
5.125% 9/1/27		4,638,000	5,006,675
6% 5/15/26		984,000	1,033,200
			95,335,147
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (d)		49,782,000	56,893,944
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	3,572,134
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	10,825,580
5.8% 2/1/42		4,036,000	5,511,320
5.95% 6/15/41		5,760,000	8,177,222
NiSource, Inc. 2.95% 9/1/29		31,524,000	34,551,585
Puget Energy, Inc.:
4.1% 6/15/30 (d)		12,996,000	14,328,894
6% 9/1/21		9,916,000	10,433,941
Sempra Energy:
2.875% 10/1/22		3,670,000	3,813,605
6% 10/15/39		9,562,000	13,334,446
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3926% 5/15/67 (f)(h)		2,459,000	2,031,037
			163,473,708
TOTAL UTILITIES			534,735,722

TOTAL NONCONVERTIBLE BONDS			11,840,566,481

TOTAL CORPORATE BONDS
(Cost $11,005,548,292)			11,856,201,230

U.S. Government and Government Agency Obligations - 26.6%
U.S. Treasury Inflation-Protected Obligations - 6.0%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50		$59,080,852	$70,355,751
0.75% 2/15/45		99,620,457	127,902,246
1% 2/15/46		48,926,613	66,581,021
1% 2/15/49		34,054,048	47,960,858
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		34,125,060	36,380,974
0.125% 10/15/24		283,212,928	303,134,273
0.125% 4/15/25		49,902,500	53,626,300
0.125% 1/15/30		50,100,000	56,029,202
0.25% 7/15/29		87,367,775	98,874,777
0.375% 7/15/25		175,617,868	192,317,007
0.375% 1/15/27		147,140,610	163,564,577
0.625% 1/15/26		190,470,133	211,802,731
0.75% 7/15/28		161,987,720	188,534,053
0.875% 1/15/29		207,271,612	243,878,370

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,860,942,140

U.S. Treasury Obligations - 20.6%
U.S. Treasury Bonds:
1.125% 5/15/40		207,334,000	203,543,675
1.25% 5/15/50 (j)		280,125,000	264,192,891
1.375% 8/15/50		677,358,000	659,577,353
2% 2/15/50		262,563,000	295,506,451
2.25% 8/15/46 (k)(l)(m)		261,200	306,206
3% 2/15/47		396,205,000	532,199,272
5% 5/15/37 (l)(m)		16,600	26,815
U.S. Treasury Notes:
0.125% 8/15/23		123,297,000	123,200,674
0.25% 7/31/25		156,208,000	156,073,758
0.375% 7/31/27 (j)		1,237,524,000	1,228,049,105
0.625% 8/15/30		315,985,000	313,368,249
1.625% 9/30/26		683,928,000	734,207,391
2% 4/30/24		15,926,700	16,973,756
2.125% 7/31/24		222,547,000	239,203,252
2.125% 11/30/24 (l)		5,000	5,401
2.125% 5/15/25 (k)(l)		1,465,300	1,592,770
2.125% 5/31/26		498,913,000	548,843,275
2.25% 4/30/24		126,960,000	136,482,000
2.25% 12/31/24		79,727,100	86,631,591
2.375% 4/30/26		89,077,000	99,150,356
2.5% 2/28/26		546,304,000	610,814,821
2.75% 2/15/28		96,082,900	111,696,371

TOTAL U.S. TREASURY OBLIGATIONS			6,361,645,433

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,875,025,479)			8,222,587,573

U.S. Government Agency - Mortgage Securities - 18.2%
Fannie Mae - 6.1%
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (f)(h)		25,893	27,047
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (f)(h)		6,530	6,802
12 month U.S. LIBOR + 1.490% 3.339% 1/1/35 (f)(h)		34,638	36,083
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (f)(h)		14,778	15,482
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (f)(h)		14,489	15,200
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (f)(h)		60,853	63,818
12 month U.S. LIBOR + 1.620% 3.88% 9/1/36 (f)(h)		18,508	19,334
12 month U.S. LIBOR + 1.630% 3.571% 3/1/33 (f)(h)		23,617	24,573
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (f)(h)		30,580	32,362
12 month U.S. LIBOR + 1.660% 3.287% 11/1/36 (f)(h)		14,215	14,901
12 month U.S. LIBOR + 1.660% 3.533% 5/1/35 (f)(h)		45,657	47,663
12 month U.S. LIBOR + 1.700% 3.048% 6/1/42 (f)(h)		35,797	37,369
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (f)(h)		22,507	23,684
12 month U.S. LIBOR + 1.740% 3.757% 3/1/40 (f)(h)		49,661	52,098
12 month U.S. LIBOR + 1.750% 3.545% 8/1/41 (f)(h)		39,262	40,791
12 month U.S. LIBOR + 1.750% 3.603% 7/1/35 (f)(h)		15,980	16,763
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (f)(h)		53,445	56,246
12 month U.S. LIBOR + 1.800% 2.693% 7/1/41 (f)(h)		35,464	36,840
12 month U.S. LIBOR + 1.800% 3.666% 12/1/40 (f)(h)		1,517,803	1,587,629
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (f)(h)		134,642	140,544
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (f)(h)		27,151	28,426
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (f)(h)		29,184	30,637
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (f)(h)		112,953	118,338
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (f)(h)		15,790	16,428
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (f)(h)		49,319	51,959
12 month U.S. LIBOR + 1.830% 3.849% 10/1/41 (f)(h)		13,192	13,775
12 month U.S. LIBOR + 1.950% 2.805% 7/1/37 (f)(h)		20,612	21,771
6 month U.S. LIBOR + 1.470% 3.005% 10/1/33 (f)(h)		577	597
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (f)(h)		46,721	48,424
6 month U.S. LIBOR + 1.510% 2.384% 2/1/33 (f)(h)		398	411
6 month U.S. LIBOR + 1.530% 2.793% 3/1/35 (f)(h)		8,557	8,886
6 month U.S. LIBOR + 1.530% 3.091% 12/1/34 (f)(h)		8,480	8,802
6 month U.S. LIBOR + 1.550% 3.063% 10/1/33 (f)(h)		3,390	3,510
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (f)(h)		5,452	5,662
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (f)(h)		807	842
6 month U.S. LIBOR + 1.960% 3.725% 9/1/35 (f)(h)		9,891	10,387
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.907% 10/1/33 (f)(h)		74,642	78,106
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (f)(h)		8,486	8,937
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.143% 6/1/36 (f)(h)		39,854	41,407
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.259% 10/1/33 (f)(h)		23,242	24,118
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.859% 7/1/34 (f)(h)		64,466	67,487
2.5% 12/1/26 to 10/1/37 (l)(n)		103,173,390	108,991,773
3% 7/1/27 to 9/1/50 (k)(l)(m)(n)		587,224,456	624,639,021
3.5% 7/1/32 to 5/1/50		530,222,375	568,549,375
4% 5/1/29 to 11/1/49		255,635,093	278,666,902
4.5% to 4.5% 6/1/33 to 8/1/49		147,250,034	162,641,770
5% 3/1/21 to 2/1/49		103,439,957	117,135,555
5.249% 8/1/41 (f)		993,969	1,121,525
5.5% 9/1/21 to 5/1/49		15,414,869	17,406,427
6% to 6% 10/1/20 to 1/1/42		4,385,409	5,202,027
6.5% 2/1/22 to 4/1/37		1,858,385	2,144,541
6.567% 2/1/39 (f)		839,109	924,398
7% to 7% 9/1/21 to 7/1/37		400,175	460,723
7.5% to 7.5% 6/1/25 to 2/1/32		184,174	209,857
8% 8/1/29 to 3/1/37		6,939	8,391

TOTAL FANNIE MAE			1,890,986,424

Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (f)(h)		17,705	18,372
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (f)(h)		59,466	61,845
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (f)(h)		44,959	46,998
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (f)(h)		15,431	16,086
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (f)(h)		124,338	129,080
12 month U.S. LIBOR + 1.750% 3.751% 12/1/40 (f)(h)		685,326	715,406
12 month U.S. LIBOR + 1.750% 3.841% 9/1/41 (f)(h)		235,741	244,593
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (f)(h)		4,513	4,749
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (f)(h)		20,649	21,891
12 month U.S. LIBOR + 1.870% 3.376% 10/1/42 (f)(h)		181,519	189,711
12 month U.S. LIBOR + 1.880% 3.719% 4/1/41 (f)(h)		10,726	11,277
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (f)(h)		22,761	23,476
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (f)(h)		18,929	19,697
12 month U.S. LIBOR + 1.910% 2.945% 6/1/41 (f)(h)		44,110	46,248
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (f)(h)		32,827	34,477
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (f)(h)		39,703	41,694
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (f)(h)		11,670	12,215
12 month U.S. LIBOR + 2.020% 3.856% 4/1/38 (f)(h)		40,610	42,780
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (f)(h)		29,777	31,181
12 month U.S. LIBOR + 2.050% 4.196% 3/1/33 (f)(h)		778	810
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (f)(h)		39,849	41,747
6 month U.S. LIBOR + 1.120% 2.396% 8/1/37 (f)(h)		19,399	19,840
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (f)(h)		2,659	2,767
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (f)(h)		30,023	31,325
6 month U.S. LIBOR + 1.720% 3.039% 2/1/37 (f)(h)		22,412	23,416
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (f)(h)		7,776	8,160
6 month U.S. LIBOR + 1.840% 3.327% 10/1/36 (f)(h)		86,036	90,066
6 month U.S. LIBOR + 1.860% 3.311% 10/1/35 (f)(h)		43,398	45,425
6 month U.S. LIBOR + 2.020% 3.135% 6/1/37 (f)(h)		14,985	15,671
6 month U.S. LIBOR + 2.040% 3.165% 6/1/37 (f)(h)		11,522	12,070
6 month U.S. LIBOR + 2.680% 4.001% 10/1/35 (f)(h)		15,296	15,980
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.169% 6/1/33 (f)(h)		57,364	60,126
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.052% 6/1/33 (f)(h)		102,406	107,051
U.S. TREASURY 1 YEAR INDEX + 2.410% 3.858% 3/1/35 (f)(h)		234,291	244,494
2.5% 6/1/31 to 7/1/50		70,641,187	74,570,278
3% 6/1/31 to 6/1/50		170,142,623	181,516,134
3.5% 1/1/32 to 3/1/50		425,767,243	457,842,552
3.5% 8/1/47		90,426	97,225
4% 7/1/31 to 6/1/48		269,749,124	293,108,220
4% 4/1/48		424,382	453,121
4.5% 6/1/25 to 7/1/49		48,950,558	54,208,960
5% 2/1/21 to 7/1/41		8,275,680	9,477,636
5.5% 9/1/20 to 6/1/22		31,420	32,171
6% 12/1/21 to 12/1/37		821,481	963,295
6.5% 7/1/21 to 9/1/39		1,006,434	1,178,534
7% 6/1/21 to 9/1/36		374,985	437,610
7.5% 1/1/27 to 11/1/31		8,056	9,331
8% 7/1/24 to 4/1/32		10,306	11,877
8.5% 12/1/22 to 1/1/28		8,332	9,358

TOTAL FREDDIE MAC			1,076,347,026

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		749,075	793,588
Ginnie Mae - 3.2%
3.5% 6/20/34 to 12/20/49		353,900,407	382,476,707
4% 5/20/33 to 5/20/49		378,547,431	409,568,382
4.5% 6/20/33 to 6/20/47		80,271,482	88,378,762
5% 12/15/32 to 4/20/48		23,132,198	25,907,087
5.5% 7/15/33 to 9/15/39		656,662	768,674
6% to 6% 10/15/30 to 11/15/39		231,212	267,759
7% to 7% 10/15/22 to 3/15/33		448,951	516,975
7.5% to 7.5% 2/15/22 to 9/15/31		149,616	166,090
8% 11/15/21 to 11/15/29		36,039	39,206
8.5% 10/15/21 to 1/15/31		8,152	9,428
9% 1/15/23		65	69
9.5% 3/15/23		5	5
2% 9/1/50 (g)		4,350,000	4,505,958
2% 9/1/50 (g)		4,450,000	4,609,543
2.5% 9/1/50 (g)		7,850,000	8,272,810
2.5% 9/1/50 (g)		7,350,000	7,745,879
3% 5/20/42 to 8/20/50		21,856,991	23,327,426
3% 9/1/50 (g)		14,050,000	14,797,636
3% 9/1/50 (g)		14,300,000	15,060,939
6.5% 3/20/31 to 6/15/37		143,549	167,752

TOTAL GINNIE MAE			986,587,087

Uniform Mortgage Backed Securities - 5.4%
2% 9/1/35 (g)		17,000,000	17,691,026
2% 9/1/35 (g)		17,000,000	17,691,026
2% 9/1/50 (g)		15,700,000	16,186,658
2% 9/1/50 (g)		15,700,000	16,186,658
2% 9/1/50 (g)		58,150,000	59,952,493
2% 9/1/50 (g)		54,800,000	56,498,652
2% 9/1/50 (g)		62,900,000	64,849,730
2.5% 9/1/50 (g)		54,600,000	57,472,888
2.5% 9/1/50 (g)		54,600,000	57,472,888
2.5% 9/1/50 (g)		71,700,000	75,472,639
2.5% 9/1/50 (g)		20,300,000	21,368,125
2.5% 9/1/50 (g)		63,900,000	67,262,226
3% 9/1/50 (g)		177,650,000	187,358,146
3% 9/1/50 (g)		122,400,000	129,088,866
3% 9/1/50 (g)		31,750,000	33,485,061
3% 9/1/50 (g)		58,475,000	61,670,518
3% 9/1/50 (g)		36,050,000	38,020,046
3% 9/1/50 (g)		36,500,000	38,494,637
3% 9/1/50 (g)		48,100,000	50,728,550
3% 9/1/50 (g)		31,700,000	33,432,329
3% 9/1/50 (g)		137,100,000	144,592,186
3% 9/1/50 (g)		36,100,000	38,072,778
3% 10/1/50 (g)		252,800,000	266,197,515
3% 10/1/50 (g)		11,500,000	12,109,460
3% 10/1/50 (g)		6,550,000	6,897,127
3.5% 9/1/50 (g)		17,800,000	18,774,141
3.5% 9/1/50 (g)		6,700,000	7,066,671
3.5% 9/1/50 (g)		4,300,000	4,535,326
3.5% 9/1/50 (g)		8,100,000	8,543,289
3.5% 10/1/50 (g)		29,600,000	31,243,043
3.5% 10/1/50 (g)		39,900,000	42,114,777

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,680,529,475

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,504,368,585)			5,635,243,600

Asset-Backed Securities - 3.9%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$7,893,754	$7,168,861
Series 2019-1 Class A, 3.844% 5/15/39 (d)		13,535,174	12,302,827
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		22,935,765	20,729,259
Class B, 4.458% 10/16/39 (d)		4,163,102	2,884,322
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5778% 7/22/32 (d)(f)(h)		30,202,000	29,935,045
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.6018% 1/20/33 (d)(f)(h)		11,198,000	11,183,958
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		478,000	532,900
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		1,082,438	1,190,413
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		1,118,000	1,250,593
Class XS, 0% 10/17/52 (c)(d)(f)(o)		768,706	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		11,172,776	9,995,125
Class B, 4.335% 1/16/40 (d)		1,796,414	1,242,209
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.595% 10/15/32 (d)(f)(h)		20,251,000	20,193,629
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (d)(f)(h)		22,555,000	22,575,548
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 1/15/29 (d)(f)(h)		25,124,000	24,960,568
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/33 (d)(f)(h)		8,282,000	8,176,976
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.3244% 6/26/34 (d)(f)(h)		6,878	16,498
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.6029% 1/17/33 (d)(f)(h)		12,769,000	12,758,274
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		22,850,547	19,348,111
Class AA, 2.487% 12/16/41 (d)(f)		3,902,125	3,648,583
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.265% 4/15/29 (d)(f)(h)		24,711,000	24,446,741
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(h)		330,000	33
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (d)		3,026,072	3,041,126
Class A3, 2.3% 9/15/23 (d)		4,520,000	4,576,143
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)		5,981,143	6,044,465
Series 2020-HB3 Class A, 2.8115% 5/25/30 (d)(f)		2,014,842	2,028,032
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		19,436,692	17,620,596
Class B, 5.095% 4/15/39 (d)		8,870,548	6,306,657
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (d)		18,595,254	17,328,068
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.6118% 10/20/32 (d)(f)(h)		16,659,000	16,541,787
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (d)(f)(h)		11,001,000	10,983,123
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3618% 10/20/28 (d)(f)(h)		5,938,000	5,911,024
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (d)(f)(h)		23,194,000	23,194,000
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5251% 10/25/37 (d)(f)(h)		6,768,530	6,775,707
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)		1,929,590	1,932,636
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		6,665,815	6,723,053
Series 2019-P1 Class A, 2.94% 7/15/26 (d)		4,554,103	4,582,883
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.4854% 1/28/40 (c)(d)(f)(h)		370,788	37
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)		10,788,375	11,098,217
Class A2II, 4.03% 11/20/47 (d)		18,276,375	19,395,620
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		363	362
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (d)(f)(h)		23,190,000	23,137,567
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 7/15/30 (d)(f)(h)		11,304,000	11,217,389
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.6018% 10/20/32 (d)(f)(h)		22,298,000	22,280,162
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.555% 4/15/29 (d)(f)(h)		25,370,000	25,297,518
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (d)(f)(h)		17,982,000	17,942,026
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (d)(f)(h)		16,400,000	16,239,132
FirstKey Homes Trust Series 2020-SFR1 Class F2, 4.284% 9/17/25 (d)		756,000	763,657
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (d)		6,592,611	6,697,601
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.6001% 11/16/32 (d)(f)(h)		22,515,000	22,450,855
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		11,770,000	13,271,909
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (d)		949,350	902,439
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 2.8119% 7/17/34 (d)(f)(h)		231,000	231,724
Class F, 1 month U.S. LIBOR + 3.530% 3.7009% 7/17/34 (d)(f)(h)		716,000	719,437
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.5119% 7/17/37 (d)(f)(h)		708,000	692,583
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		8,815,984	8,313,602
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		9,883,750	9,144,951
Invitation Homes Trust Series 2018-SFR2:
Class E, 1 month U.S. LIBOR + 2.000% 2.1619% 6/17/37 (d)(f)(h)		378,000	375,959
Class F, 1 month U.S. LIBOR + 2.250% 2.6% 6/17/37 (d)(f)(h)		592,481	581,967
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1778% 1/22/28 (d)(f)(h)		18,348,000	18,173,621
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4918% 1/20/29 (d)(f)(h)		8,925,000	8,893,307
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.575% 7/15/32 (d)(f)(h)		22,042,000	21,959,475
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (d)(f)(h)		30,870,000	30,928,159
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 10/15/32 (d)(f)(h)		10,889,000	10,863,879
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.5518% 4/20/30 (d)(f)(h)		18,545,000	18,479,740
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 1/15/33 (d)(f)(h)		33,783,000	33,740,636
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)		8,301,560	8,368,696
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (f)		124,201	128,526
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)		8,214,058	8,777,886
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.3418% 10/20/30 (d)(f)(h)		24,741,000	24,416,695
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (d)		1,437,041	1,437,913
Series 2018-3A Class A 3.5545% 11/25/28 (d)		2,194,825	2,196,058
Series 2019-1A Class A, 2.6513% 6/25/29 (d)		4,409,747	4,423,547
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6851% 9/25/35 (f)(h)		179,773	178,984
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5729% 7/17/32 (d)(f)(h)		22,017,000	21,956,585
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0445% 7/25/25 (f)(h)		1,432,664	1,433,337
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4201% 1/25/36 (f)(h)		892,706	890,142
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		37,010,775	37,051,857
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		17,499,065	16,426,897
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)		160,000	163,692
Series 2017-SFR2 Class F, 4.836% 12/17/34 (d)		160,000	162,119
Series 2018-SFR1 Class F, 4.778% 3/17/35 (d)		472,000	482,166
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)		524,000	525,893
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (d)		689,000	712,588
Class G, 5.618% 10/17/35 (d)		400,000	406,120
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)		600,000	615,226
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		208,000	200,785
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)		466,000	463,029
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,943,000	1,982,271
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		674,000	653,379
Class H, 5.268% 4/17/37 (d)		189,000	180,841
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		17,816,907	16,197,081
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (d)		387,825	389,733
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		21,326,050	18,973,109
Class B, 4.335% 3/15/40 (d)		1,975,003	1,318,924
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		22,598,000	23,614,885
1.884% 7/15/50 (d)		9,101,000	9,253,962
2.328% 7/15/52 (d)		6,959,000	7,068,022
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 2.7619% 1/17/35 (d)(f)(h)		954,000	953,999
Class F, 1 month U.S. LIBOR + 3.400% 3.5619% 1/17/35 (d)(f)(h)		963,000	961,887
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (d)(f)(h)		33,569,000	33,736,845
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.1909% 2/5/36 (c)(d)(f)(h)		349,537	26
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.749% 12/5/36 (c)(d)(f)(h)		689,168	52
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2718% 1/20/29 (d)(f)(h)		16,565,000	16,405,628
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0351% 9/25/34 (f)(h)		15,831	14,582
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		11,644,236	10,776,725
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		19,947,329	18,360,152
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		28,947,779	26,784,309
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)		15,203,692	16,349,540
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)		19,067,015	20,090,244
Series 2019-1 Class A1, 3.75% 3/25/58 (d)		7,190,201	7,783,068
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.8638% 4/6/42 (d)(f)(h)		1,639,000	1,073,545
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (d)		329,000	330,596
Class F, 5.769% 11/17/33 (d)		1,689,000	1,672,140
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)		2,092,750	2,133,955
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)		280,000	290,819
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)		1,584,000	1,672,637
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		924,000	909,969
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		269,000	284,207
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		734,000	744,783
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.625% 4/15/32 (d)(f)(h)		21,084,000	21,007,022
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (d)(f)(h)		26,047,000	26,144,754
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/30 (d)(f)(h)		19,206,000	19,133,113
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.5418% 7/20/32 (d)(f)(h)		23,497,000	23,467,535
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.6% 7/19/31 (d)(f)(h)		29,300,000	29,312,892
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22		4,103,000	4,143,133
TOTAL ASSET-BACKED SECURITIES
(Cost $1,232,771,263)			1,217,512,417

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.3116% 6/27/36 (d)(f)(h)		904,309	899,230
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.5868% 7/26/36 (d)(f)		198,139	194,613
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 3.7542% 1/25/37 (d)(f)		81,746	81,338
Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		1,886,240	1,886,617
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)		3,580	464
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4828% 5/27/37 (d)(f)(h)		2,570,070	2,422,832
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(h)		149,476	15
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (d)(f)		351,016	350,704
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.7% 8/25/60 (d)(f)(h)		8,995,618	8,980,955
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.8274% 3/25/37 (f)		67,606	63,839
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (d)(f)(h)		9,270,559	9,274,902
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (d)(f)(h)		8,446,900	8,467,989
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)		42,614,000	43,204,434
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (d)(f)(h)		9,696,250	9,695,324
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.825% 7/15/58 (d)(f)(h)		9,268,000	9,259,983
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)		7,358,083	7,473,829
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.2154% 7/26/45 (d)(f)		766,826	757,365
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (f)(h)		5,625	5,348
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (d)(f)(h)		16,128,000	16,128,877
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8151% 9/25/43 (f)(h)		2,373,449	2,256,866

TOTAL PRIVATE SPONSOR			121,405,524

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9751% 2/25/32 (f)(h)		8,112	8,257
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1515% 3/18/32 (f)(h)		14,597	14,924
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1751% 4/25/32 (f)(h)		16,641	17,067
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1751% 10/25/32 (f)(h)		21,663	22,169
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9251% 1/25/32 (f)(h)		8,130	8,264
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9249% 12/25/33 (f)(o)(p)		272,055	77,459
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5049% 11/25/36 (f)(o)(p)		202,009	45,826
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		3,252	3,397
Series 1993-207 Class H, 6.5% 11/25/23		74,464	79,892
Series 1996-28 Class PK, 6.5% 7/25/25		25,935	27,926
Series 1999-17 Class PG, 6% 4/25/29		110,709	123,245
Series 1999-32 Class PL, 6% 7/25/29		110,758	124,232
Series 1999-33 Class PK, 6% 7/25/29		84,166	94,004
Series 2001-52 Class YZ, 6.5% 10/25/31		11,116	13,156
Series 2003-28 Class KG, 5.5% 4/25/23		38,962	40,923
Series 2005-102 Class CO 11/25/35 (q)		55,933	52,772
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0947% 8/25/35 (f)(p)		15,458	21,435
Series 2005-81 Class PC, 5.5% 9/25/35		156,712	178,219
Series 2006-12 Class BO 10/25/35 (q)		254,968	239,741
Series 2006-37 Class OW 5/25/36 (q)		27,389	25,795
Series 2006-45 Class OP 6/25/36 (q)		89,983	84,808
Series 2006-62 Class KP 4/25/36 (q)		145,879	138,471
Series 2012-149:
Class DA, 1.75% 1/25/43		2,875,205	2,965,294
Class GA, 1.75% 6/25/42		3,082,951	3,174,101
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		23,266	26,785
Series 1999-25 Class Z, 6% 6/25/29		91,710	104,923
Series 2001-20 Class Z, 6% 5/25/31		118,264	132,642
Series 2001-31 Class ZC, 6.5% 7/25/31		68,021	79,063
Series 2002-16 Class ZD, 6.5% 4/25/32		38,154	45,297
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3749% 11/25/32 (f)(o)(p)		143,564	22,040
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		544,345	35,960
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4649% 12/25/36 (f)(o)(p)		143,573	39,239
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2649% 5/25/37 (f)(o)(p)		77,242	17,924
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3045% 9/25/23 (f)(p)		3,413	4,073
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9249% 3/25/33 (f)(o)(p)		19,814	5,086
Series 2005-72 Class ZC, 5.5% 8/25/35		1,080,006	1,224,934
Series 2005-79 Class ZC, 5.9% 9/25/35		804,708	920,347
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.5692% 6/25/37 (f)(p)		65,088	141,666
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.5492% 7/25/37 (f)(p)		99,597	216,108
Class SB, 39.600% - 1 month U.S. LIBOR 38.5492% 7/25/37 (f)(p)		34,498	66,904
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3699% 8/25/37 (f)(o)(p)		2,944,973	686,386
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1749% 3/25/38 (f)(o)(p)		509,253	109,937
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.1849% 6/25/21 (f)(o)(p)		8	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8749% 12/25/40 (f)(o)(p)		482,862	100,624
Class ZA, 4.5% 12/25/40		2,364,174	2,586,302
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		290,089	18,788
Series 2010-150 Class ZC, 4.75% 1/25/41		2,682,278	3,000,534
Series 2010-17 Class DI, 4.5% 6/25/21 (o)		7	0
Series 2010-95 Class ZC, 5% 9/25/40		5,802,261	6,566,279
Series 2011-39 Class ZA, 6% 11/25/32		343,808	402,120
Series 2011-4 Class PZ, 5% 2/25/41		1,202,859	1,368,068
Series 2011-67 Class AI, 4% 7/25/26 (o)		94,582	5,466
Series 2011-83 Class DI, 6% 9/25/26 (o)		61,788	2,398
Series 2012-100 Class WI, 3% 9/25/27 (o)		1,891,631	117,974
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4749% 12/25/30 (f)(o)(p)		558,050	37,662
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3749% 6/25/41 (f)(o)(p)		701,185	58,339
Series 2013-133 Class IB, 3% 4/25/32 (o)		1,167,257	38,268
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8749% 1/25/44 (f)(o)(p)		671,574	106,230
Series 2013-51 Class GI, 3% 10/25/32 (o)		1,918,902	138,044
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5449% 6/25/35 (f)(o)(p)		385,120	80,787
Series 2015-42 Class IL, 6% 6/25/45 (o)		2,929,287	598,041
Series 2015-70 Class JC, 3% 10/25/45		2,529,908	2,697,527
Series 2017-30 Class AI, 5.5% 5/25/47 (o)		1,634,521	318,533
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)		74,967	13,789
Series 343 Class 16, 5.5% 5/25/34 (o)		66,354	11,010
Series 348 Class 14, 6.5% 8/25/34 (f)(o)		46,367	10,550
Series 351:
Class 12, 5.5% 4/25/34 (f)(o)		29,359	5,418
Class 13, 6% 3/25/34 (o)		40,726	7,602
Series 359 Class 19, 6% 7/25/35 (f)(o)		24,983	5,118
Series 384 Class 6, 5% 7/25/37 (o)		313,169	53,702
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9619% 1/15/32 (f)(h)		6,760	6,879
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0619% 3/15/32 (f)(h)		9,138	9,336
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1619% 3/15/32 (f)(h)		9,552	9,774
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0619% 6/15/31 (f)(h)		16,646	16,974
Class FG, 1 month U.S. LIBOR + 0.900% 1.0619% 3/15/32 (f)(h)		5,231	5,336
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4119% 5/15/37 (f)(h)		369,961	371,013
planned amortization class:
Series 2006-15 Class OP 3/25/36 (q)		283,693	268,242
Series 2095 Class PE, 6% 11/15/28		132,421	148,109
Series 2101 Class PD, 6% 11/15/28		10,567	11,786
Series 2121 Class MG, 6% 2/15/29		53,182	59,451
Series 2131 Class BG, 6% 3/15/29		367,763	412,199
Series 2137 Class PG, 6% 3/15/29		53,550	60,081
Series 2154 Class PT, 6% 5/15/29		96,746	108,551
Series 2162 Class PH, 6% 6/15/29		19,425	21,640
Series 2520 Class BE, 6% 11/15/32		135,578	156,515
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4381% 3/15/23 (f)(o)(p)		457	3
Series 2693 Class MD, 5.5% 10/15/33		1,467,654	1,701,807
Series 2802 Class OB, 6% 5/15/34		153,037	172,259
Series 3002 Class NE, 5% 7/15/35		367,666	411,566
Series 3110 Class OP 9/15/35 (q)		153,076	149,246
Series 3119 Class PO 2/15/36 (q)		329,615	311,630
Series 3121 Class KO 3/15/36 (q)		54,214	51,860
Series 3123 Class LO 3/15/36 (q)		190,666	180,392
Series 3145 Class GO 4/15/36 (q)		185,744	176,502
Series 3189 Class PD, 6% 7/15/36		325,498	389,181
Series 3225 Class EO 10/15/36 (q)		99,442	93,805
Series 3258 Class PM, 5.5% 12/15/36		149,137	168,646
Series 3415 Class PC, 5% 12/15/37		127,266	143,356
Series 3786 Class HI, 4% 3/15/38 (o)		180,379	4,719
Series 3806 Class UP, 4.5% 2/15/41		924,327	1,021,135
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,709,894
Series 4135 Class AB, 1.75% 6/15/42		2,319,413	2,387,426
sequential payer:
Series 2135 Class JE, 6% 3/15/29		24,252	27,348
Series 2274 Class ZM, 6.5% 1/15/31		33,996	39,270
Series 2281 Class ZB, 6% 3/15/30		67,537	75,045
Series 2303 Class ZV, 6% 4/15/31		34,193	38,519
Series 2357 Class ZB, 6.5% 9/15/31		254,332	300,815
Series 2502 Class ZC, 6% 9/15/32		64,310	74,048
Series 2519 Class ZD, 5.5% 11/15/32		95,364	108,034
Series 2546 Class MJ, 5.5% 3/15/23		24,383	25,653
Series 2601 Class TB, 5.5% 4/15/23		11,347	11,923
Series 2998 Class LY, 5.5% 7/15/25		49,022	52,807
Series 3871 Class KB, 5.5% 6/15/41		2,099,795	2,512,042
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4381% 2/15/36 (f)(o)(p)		95,711	21,051
Series 2013-4281 Class AI, 4% 12/15/28 (o)		854,606	44,060
Series 2017-4683 Class LM, 3% 5/15/47		3,725,747	3,949,123
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.7478% 8/15/24 (f)(p)		617	746
Class SD, 86.400% - 1 month U.S. LIBOR 84.3455% 8/15/24 (f)(p)		907	1,265
Series 2933 Class ZM, 5.75% 2/15/35		1,545,045	1,836,234
Series 2935 Class ZK, 5.5% 2/15/35		1,378,644	1,577,872
Series 2947 Class XZ, 6% 3/15/35		513,790	598,364
Series 2996 Class ZD, 5.5% 6/15/35		1,153,805	1,371,862
Series 3237 Class C, 5.5% 11/15/36		1,560,257	1,815,711
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4981% 11/15/36 (f)(o)(p)		415,451	103,175
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5881% 3/15/37 (f)(o)(p)		635,757	168,778
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5981% 4/15/37 (f)(o)(p)		886,729	240,830
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4181% 6/15/37 (f)(o)(p)		311,859	72,304
Series 3949 Class MK, 4.5% 10/15/34		260,078	286,839
Series 3955 Class YI, 3% 11/15/21 (o)		127,254	1,614
Series 4055 Class BI, 3.5% 5/15/31 (o)		1,038,081	38,445
Series 4149 Class IO, 3% 1/15/33 (o)		950,311	92,441
Series 4314 Class AI, 5% 3/15/34 (o)		309,393	21,968
Series 4427 Class LI, 3.5% 2/15/34 (o)		2,171,342	116,709
Series 4471 Class PA 4% 12/15/40		1,683,832	1,804,285
target amortization class Series 2156 Class TC, 6.25% 5/15/29		62,162	67,488
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0748% 2/15/24 (f)(h)		18,605	18,713
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		42,666	47,573
Series 2056 Class Z, 6% 5/15/28		98,644	110,248
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		3,266,283	3,611,648
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		7,388,133	8,078,296
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5281% 6/16/37 (f)(o)(p)		178,029	43,394
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7226% 3/20/60 (f)(h)(r)		2,307,360	2,311,597
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.5026% 7/20/60 (f)(h)(r)		295,197	294,052
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4638% 9/20/60 (f)(h)(r)		354,937	353,371
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4638% 8/20/60 (f)(h)(r)		372,117	370,546
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5438% 12/20/60 (f)(h)(r)		769,479	767,634
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 12/20/60 (f)(h)(r)		959,210	959,901
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 2/20/61 (f)(h)(r)		1,643,376	1,644,258
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6538% 2/20/61 (f)(h)(r)		2,291,880	2,292,757
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6638% 4/20/61 (f)(h)(r)		856,225	856,875
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6638% 5/20/61 (f)(h)(r)		1,158,766	1,159,664
Class FC, 1 month U.S. LIBOR + 0.500% 0.6638% 5/20/61 (f)(h)(r)		1,000,202	1,000,956
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6938% 6/20/61 (f)(h)(r)		1,161,995	1,163,629
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7638% 10/20/61 (f)(h)(r)		2,320,452	2,327,528
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 11/20/61 (f)(h)(r)		1,248,214	1,254,949
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8638% 1/20/62 (f)(h)(r)		818,918	823,156
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 1/20/62 (f)(h)(r)		1,161,116	1,165,459
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7938% 3/20/62 (f)(h)(r)		746,681	749,103
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8138% 5/20/61 (f)(h)(r)		31,959	32,100
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6838% 10/20/62 (f)(h)(r)		627,840	628,546
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6938% 7/20/60 (f)(h)(r)		27,415	27,425
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5238% 3/20/63 (f)(h)(r)		1,125,547	1,122,718
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7638% 1/20/64 (f)(h)(r)		1,109,665	1,112,572
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7638% 12/20/63 (f)(h)(r)		3,903,746	3,915,627
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6638% 6/20/64 (f)(h)(r)		4,829,144	4,832,809
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.6638% 9/20/64 (f)(h)(r)		15,875,179	15,887,343
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5638% 12/20/62 (f)(h)(r)		63,364	63,254
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.684% 12/20/40 (f)(p)		3,120,356	3,745,363
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		180,962	10,776
Series 2016-69 Class WA, 3% 2/20/46		2,665,054	2,833,001
Series 2017-134 Class BA, 2.5% 11/20/46		3,286,295	3,445,033
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		531,554	605,090
Series 2010-160 Class DY, 4% 12/20/40		6,101,043	6,737,392
Series 2010-170 Class B, 4% 12/20/40		1,361,249	1,503,494
Series 2017-139 Class BA, 3% 9/20/47		12,493,545	13,402,964
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3381% 5/16/34 (f)(o)(p)		100,926	21,561
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0381% 8/17/34 (f)(o)(p)		102,491	25,908
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.2287% 6/16/37 (f)(p)		9,841	19,088
Series 2010-116 Class QB, 4% 9/16/40		13,296,431	14,422,951
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.5026% 5/20/60 (f)(h)(r)		882,032	878,636
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.942% 7/20/41 (f)(o)(p)		522,169	92,668
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5381% 6/16/42 (f)(o)(p)		376,175	86,611
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.456% 4/20/39 (f)(p)		170,809	178,383
Class ST, 8.800% - 1 month U.S. LIBOR 8.5893% 8/20/39 (f)(p)		676,386	695,624
Series 2013-149 Class MA, 2.5% 5/20/40		7,126,406	7,448,003
Series 2014-2 Class BA, 3% 1/20/44		6,411,427	6,918,874
Series 2014-21 Class HA, 3% 2/20/44		2,752,738	2,924,241
Series 2014-25 Class HC, 3% 2/20/44		4,284,987	4,670,859
Series 2014-5 Class A, 3% 1/20/44		3,901,658	4,188,692
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		555,971	560,015
Series 2015-H21 Class JA, 2.5% 6/20/65 (r)		467,646	468,329
Series 2017-186 Class HK, 3% 11/16/45		6,143,494	6,590,095
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (f)(h)(r)		9,675,611	9,579,764

TOTAL U.S. GOVERNMENT AGENCY			209,126,961

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $322,765,417)			330,532,485

Commercial Mortgage Securities - 3.3%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.2619% 4/15/35 (d)(f)(h)		378,000	327,192
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.4619% 6/15/35 (d)(f)(h)		304,000	275,967
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.3619% 3/15/34 (d)(f)(h)		987,000	824,817
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.1119% 4/15/36 (d)(f)(h)		1,365,000	1,189,512
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		11,600,000	11,698,097
Class ANM, 3.112% 11/5/32 (d)		14,236,000	13,878,799
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(f)		831,000	839,378
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		3,196,000	2,862,556
Class CNM, 3.8425% 11/5/32 (d)(f)		1,322,000	1,117,117
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61		3,100,000	3,554,818
Series 2019-BN21 Class A5, 2.851% 10/17/52		2,606,000	2,884,799
Series 2019-BN23 Class E, 2.5% 12/15/52 (d)		693,000	468,532
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		430,000	368,373
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		1,426,000	1,047,741
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		830,000	631,819
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		1,738,000	1,312,364
Class E, 2.8% 11/15/50 (d)		1,092,000	609,976
Series 2018-BN12 Class D, 3% 5/15/61 (d)		866,000	559,765
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		735,000	544,207
Class E, 3% 11/15/61 (d)		735,000	453,605
Series 2019-BN18:
Class D, 3% 5/15/62 (d)		1,150,000	889,267
Class E, 3% 5/15/62 (d)		588,000	396,682
Series 2019-BN19:
Class D, 3% 8/15/61 (d)		1,680,000	1,376,733
Class E, 3% 8/15/61 (d)		276,000	195,188
Series 2019-BN20 Class D, 2.5% 9/15/62 (d)		1,743,000	1,437,210
Series 2019-BN21:
Class E, 2.5% 10/17/52 (d)		950,000	622,546
Class F, 2.6818% 10/17/52 (d)		1,344,000	595,047
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		610,000	586,319
Class D, 3.25% 2/15/50 (d)		1,222,000	916,149
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1101% 7/15/49 (f)(o)		28,265,657	1,948,586
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52(d)		333,000	247,908
Class F, 2.7298% 11/15/52 (d)(f)		548,000	223,469
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (c)(d)(f)(o)		1,455,081	0
BBCMS Mortgage Trust:
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(f)		868,000	657,300
Class E, 3.7292% 8/14/36 (c)(d)(f)		637,000	413,324
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		628,000	393,568
Series 2020-C7 Class D, 3.6054% 4/15/53 (d)(f)		393,000	355,296
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		2,953,000	3,487,663
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)		719,000	665,698
Class 225E, 3.4041% 12/15/62 (d)(f)		485,000	423,286
Class A5, 3.0486% 12/15/62		4,059,000	4,549,373
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		614,000	465,676
Class E, 3% 5/15/53 (d)(f)		614,000	418,117
Class F, 3.7664% 5/15/53 (d)(f)		1,365,000	713,786
Series 2019-B12 Class D, 3% 8/15/52 (d)		682,000	541,659
Series 2020-B18:
Class AGNG, 4.534% 7/15/53 (d)		1,995,000	1,781,175
Class D, 2.25% 7/15/53 (d)		1,365,000	1,138,313
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(f)		546,000	529,294
Class D, 3.4028% 9/15/48 (d)(f)		693,000	627,794
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		1,400,000	1,056,276
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.5619% 6/15/35 (d)(f)(h)		294,000	236,680
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (d)(f)		637,000	592,001
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.1129% 3/15/37 (d)(f)(h)		695,000	670,633
Class F, 1 month U.S. LIBOR + 2.470% 2.6329% 3/15/37 (d)(f)(h)		1,274,000	1,226,962
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1619% 11/25/32 (d)(f)(h)		340,000	325,144
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1619% 12/15/36 (d)(f)(h)		13,449,690	13,382,341
Class C, 1 month U.S. LIBOR + 1.120% 1.2819% 12/15/36 (d)(f)(h)		10,729,180	10,648,592
Class D, 1 month U.S. LIBOR + 1.250% 1.4119% 12/15/36 (d)(f)(h)		18,180,360	17,929,978
Class G, 1 month U.S. LIBOR + 2.500% 2.6619% 12/15/36 (d)(f)(h)		2,307,888	2,262,045
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0379% 11/15/32 (d)(f)(h)		5,594,000	5,544,964
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (d)(f)(h)		28,727,706	28,628,946
Series 2020-VIV2 Class C, 3.6605% 3/9/44 (d)		1,722,000	1,635,282
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (d)(f)		1,482,000	1,342,372
Class E, 3.667% 3/9/44 (d)(f)		953,000	796,396
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.4119% 7/15/34 (d)(f)(h)		1,145,800	1,094,141
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7869% 9/15/37 (d)(f)(h)		6,299,990	4,632,064
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.9619% 11/15/35 (d)(f)(h)		6,762,700	6,699,158
Class G, 1 month U.S. LIBOR + 2.050% 2.2119% 11/15/35 (d)(f)(h)		1,467,200	1,450,727
Class H, 1 month U.S. LIBOR + 3.000% 3.1619% 11/15/35 (d)(f)(h)		548,100	534,129
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4619% 4/15/34 (d)(f)(h)		11,328,000	10,647,694
Class C, 1 month U.S. LIBOR + 1.600% 1.7619% 4/15/34 (d)(f)(h)		7,490,000	6,890,255
Class D, 1 month U.S. LIBOR + 1.900% 2.0619% 4/15/34 (d)(f)(h)		7,862,000	7,153,776
Class G, 1 month U.S. LIBOR + 3.600% 3.7619% 4/15/34 (d)(f)(h)		1,533,000	1,164,778
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2419% 10/15/36 (d)(f)(h)		10,899,837	10,852,079
Class C, 1 month U.S. LIBOR + 1.250% 1.4119% 10/15/36 (d)(f)(h)		13,702,165	13,617,055
Class D, 1 month U.S. LIBOR + 1.450% 1.6119% 10/15/36 (d)(f)(h)		19,408,394	19,348,579
Class E, 1 month U.S. LIBOR + 1.800% 1.9619% 10/15/36 (d)(f)(h)		27,270,478	27,052,942
Class F, 1 month U.S. LIBOR + 2.000% 2.1619% 10/15/36 (d)(f)(h)		589,514	579,947
Class J, 1 month U.S. LIBOR + 2.650% 2.8119% 10/15/36 (d)(f)(h)		5,517,319	5,424,803
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7619% 12/15/36 (d)(f)(h)		13,606,546	13,410,608
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (d)(f)(h)		21,067,000	20,223,494
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0819% 10/15/36 (d)(f)(h)		29,095,029	29,060,147
Series 2019-OC11:
Class C, 3.856% 12/9/41 (d)		1,092,000	1,068,779
Class D, 4.0755% 12/9/41 (d)(f)		168,000	160,107
Class E, 4.0755% 12/9/41 (d)(f)		4,148,000	3,750,557
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 2.8619% 6/15/35 (d)(f)(h)		533,000	521,008
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)		1,743,000	1,587,882
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.4119% 12/15/37 (d)(f)(h)		1,628,000	1,549,802
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7113% 2/10/50 (f)		1,482,000	1,416,047
Class D, 3.25% 2/10/50 (d)		1,340,000	1,019,550
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9306% 12/15/47 (d)(f)		478,000	494,698
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (d)(f)(h)		10,499,000	10,393,839
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 11/15/36 (d)(f)(h)		2,800,000	2,729,879
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (d)(f)(h)		28,543,829	27,173,925
Class B, 1 month U.S. LIBOR + 1.500% 1.6619% 6/15/34 (d)(f)(h)		5,618,754	5,293,474
Class C, 1 month U.S. LIBOR + 1.750% 1.9119% 6/15/34 (d)(f)(h)		6,348,605	5,918,275
Class E, 1 month U.S. LIBOR + 2.350% 2.5119% 6/15/34 (d)(f)(h)		2,948,278	2,508,005
Class F, 1 month U.S. LIBOR + 2.600% 2.7701% 6/15/34 (d)(f)(h)		3,805,578	2,973,564
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.9031% 1/10/36 (d)(f)		791,000	790,243
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(f)		1,306,000	1,244,056
Series 2013-GC15 Class D, 5.3865% 9/10/46 (d)(f)		2,196,000	2,040,311
Series 2015-GC29 Class XA, 1.1844% 4/10/48 (f)(o)		34,558,904	1,411,541
Series 2015-GC33 Class XA, 1.0412% 9/10/58 (f)(o)		56,057,276	2,074,904
Series 2016-C3 Class D, 3% 11/15/49 (d)		1,507,000	957,672
Series 2016-P6 Class XA, 0.9245% 12/10/49 (f)(o)		51,577,373	1,478,992
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		378,000	310,795
Class E, 3% 8/10/56 (d)		834,000	610,605
Series 2019-GC43 Class E, 3% 11/10/52 (d)		1,196,000	874,781
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		1,208,000	929,768
Class E, 2.6% 2/15/53 (d)		136,000	87,695
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.2119% 9/15/33 (d)(f)(h)		468,000	354,333
Class G, 1 month U.S. LIBOR + 5.050% 5.2182% 9/15/33 (d)(f)(h)		544,000	398,303
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 2.5558% 6/15/34 (d)(f)(h)		1,260,000	1,007,587
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		5,924,751	6,201,578
Series 2013-LC6 Class E, 3.5% 1/10/46 (c)(d)		959,000	569,427
Series 2014-CR18 Class A5, 3.828% 7/15/47		5,007,100	5,474,458
Series 2012-CR1:
Class C, 5.4968% 5/15/45 (f)		769,000	617,596
Class D, 5.4968% 5/15/45 (d)(f)		2,108,000	1,414,316
Class G, 2.462% 5/15/45 (c)(d)		774,000	101,468
Series 2012-LC4 Class C, 5.7203% 12/10/44 (f)		166,000	132,640
Series 2013-CR10:
Class C, 4.949% 8/10/46 (d)(f)		314,000	311,989
Class D, 4.949% 8/10/46 (d)(f)		1,490,000	1,394,994
Series 2013-CR12 Class D, 5.2404% 10/10/46 (d)(f)		524,000	298,304
Series 2013-CR9 Class C, 4.3855% 7/10/45 (d)(f)		334,462	311,742
Series 2013-LC6 Class D, 4.4618% 1/10/46 (d)(f)		1,664,000	1,240,136
Series 2014-CR15 Class D, 4.8927% 2/10/47 (d)(f)		298,000	293,125
Series 2014-CR17 Class E, 5.0088% 5/10/47 (c)(d)(f)		255,000	122,872
Series 2014-CR20 Class XA, 1.1745% 11/10/47 (f)(o)		67,923,896	2,383,402
Series 2014-LC17:
Class C, 4.7052% 10/10/47 (f)		340,000	326,908
Class XA, 0.8771% 10/10/47 (f)(o)		48,502,146	1,131,414
Series 2014-UBS2 Class D, 5.1593% 3/10/47 (d)(f)		994,000	694,288
Series 2014-UBS6 Class XA, 1.0375% 12/10/47 (f)(o)		84,715,192	2,516,168
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(f)		1,538,000	1,417,852
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		1,079,000	894,604
Series 2019-CD4 Class C, 4.349% 5/10/50 (f)		1,794,000	1,732,801
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 7.3889% 5/10/43 (d)(f)		62,529	62,444
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		368,000	288,998
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1584% 11/10/49 (f)		619,000	593,994
Class D, 2.9084% 11/10/49 (f)		546,000	399,927
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9918% 8/15/45 (d)(f)		105,000	89,678
Class E, 4.9918% 8/15/45 (d)(f)		1,835,100	1,216,835
Class F, 4.25% 8/15/45 (d)		2,033,000	1,000,112
Series 2014-CR2 Class G, 4.25% 8/15/45 (d)		522,000	122,831
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0419% 12/15/31 (d)(f)(h)		10,250,000	10,169,802
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (d)(f)		1,196,000	1,062,627
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (c)(d)		92,964	62,782
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (d)(f)(h)		38,407,000	38,477,558
Class B, 1 month U.S. LIBOR + 1.230% 1.3919% 5/15/36 (d)(f)(h)		12,828,000	12,779,814
Class C, 1 month U.S. LIBOR + 1.430% 1.5919% 5/15/36 (d)(f)(h)		14,090,000	13,966,450
Class F, 1 month U.S. LIBOR + 2.650% 2.8119% 5/15/36 (d)(f)(h)		693,000	675,641
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.7619% 1/15/34 (d)(f)(h)		647,000	602,096
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		7,604,000	7,835,203
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		11,930,000	11,700,975
Class B, 4.5349% 4/15/36 (d)		3,730,000	3,582,246
Class C, 4.9414% 4/15/36 (d)(f)		2,462,000	2,238,249
Class D, 4.9414% 4/15/36 (d)(f)		4,923,000	4,004,510
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(f)		952,000	678,616
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)		1,278,000	985,228
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(f)		1,055,000	967,152
Series 2017-CX9 Class D, 4.2888% 9/15/50 (d)(f)		518,000	363,754
Series 2018-CX11 Class C, 4.9504% 4/15/51 (f)		495,000	473,176
Series 2019-C15 Class C, 5.1462% 3/15/52 (f)		1,428,000	1,397,640
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.5119% 7/15/32 (d)(f)(h)		350,000	256,213
Series 2017-MOON Class E, 3.303% 7/10/34 (d)(f)		1,363,000	1,292,418
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)		458,000	459,067
Class E, 5.099% 1/10/34 (d)(f)		1,487,000	1,371,697
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.7846% 10/15/51 (f)		355,000	352,317
Class D, 3.0346% 10/15/51 (d)(f)		1,512,000	1,272,520
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(f)		1,188,000	902,628
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		377,000	318,640
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.7902% 11/10/46 (d)(f)		2,136,000	2,135,700
Class F, 5.7902% 11/10/46 (d)(f)		2,129,000	2,038,141
Class G, 4.652% 11/10/46 (d)		2,273,000	2,107,940
Class XB, 0.345% 11/10/46 (d)(f)(o)		13,328,000	5,165
Series 2011-LC3A Class D, 5.5128% 8/10/44 (c)(d)(f)		969,000	657,414
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(f)		449,000	346,441
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6319% 8/10/49 (f)		382,000	338,498
Eaton Vance CLO, Ltd. floater Series 2020-1A Class A, 1.65% 10/15/30 (d)		29,300,000	29,294,251
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6609% 12/25/43 (f)(o)		1,045,000	6,360
Series K012 Class X3, 2.3257% 1/25/41 (f)(o)		1,128,055	1,849
Series K013 Class X3, 2.907% 1/25/43 (f)(o)		1,113,000	2,915
Series KAIV Class X2, 3.6147% 6/25/41 (f)(o)		574,000	10,203
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.287% 8/15/37 (d)(f)(h)		20,500,000	20,539,819
Class B, 1 month U.S. LIBOR + 1.350% 1.517% 8/15/37 (d)(f)(h)		4,300,000	4,309,322
Class C, 1 month U.S. LIBOR + 1.600% 1.767% 8/15/37 (d)(f)(h)		2,300,000	2,305,695
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1209% 11/21/35 (d)(f)(h)		424,000	390,080
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (d)(f)		1,219,000	1,204,890
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		651,000	587,948
Class X, 1.184% 8/10/43 (d)(f)(o)		1,163,529	13,485
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.8119% 10/15/36 (d)(f)(h)		1,080,000	915,164
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 2.0365% 6/15/36 (d)(f)(h)		1,488,000	1,392,156
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6119% 9/15/31 (d)(f)(h)		38,854,000	36,251,093
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2519% 10/15/31 (d)(f)(h)		10,027,000	9,848,192
Series 2010-C2:
Class D, 5.4064% 12/10/43 (d)(f)		910,000	903,020
Class XA, 0.2444% 12/10/43 (d)(f)(o)		148,741	1
Series 2011-GC3 Class D, 5.7515% 3/10/44 (d)(f)		323,000	317,374
Series 2011-GC5:
Class C, 5.555% 8/10/44 (d)(f)		908,923	832,713
Class D, 5.555% 8/10/44 (d)(f)		623,936	484,939
Class E, 5.555% 8/10/44 (d)(f)		773,957	542,632
Class F, 4.5% 8/10/44 (c)(d)		1,339,218	765,140
Series 2012-GC6:
Class D, 5.8391% 1/10/45 (d)(f)		1,837,000	1,422,289
Class E, 5% 1/10/45 (d)(f)		1,117,000	644,217
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)		447,457	215,264
Series 2012-GCJ7:
Class C, 5.8942% 5/10/45 (f)		1,043,000	1,008,316
Class D, 5.8942% 5/10/45 (d)(f)		2,561,000	2,208,765
Class F, 5% 5/10/45 (c)(d)		1,100,469	301,825
Series 2012-GCJ9:
Class D, 4.8982% 11/10/45 (d)(f)		1,910,000	1,718,098
Class E, 4.8982% 11/10/45 (d)(f)		896,000	649,904
Series 2013-GC10 Class D, 4.5491% 2/10/46 (d)(f)		586,000	532,218
Series 2013-GC12 Class D, 4.5886% 6/10/46 (d)(f)		254,518	196,395
Series 2013-GC13 Class D, 4.2198% 7/10/46 (d)(f)		1,907,000	1,456,008
Series 2013-GC16:
Class C, 5.4876% 11/10/46 (f)		421,844	407,032
Class D, 5.4876% 11/10/46 (d)(f)		1,161,000	1,030,810
Class F, 3.5% 11/10/46 (d)		970,000	608,372
Series 2014-GC20 Class XA, 1.2196% 4/10/47 (f)(o)		86,441,771	2,125,344
Series 2015-GC34 Class XA, 1.4026% 10/10/48 (f)(o)		17,364,819	868,936
Series 2016-GS2:
Class B, 3.759% 5/10/49		842,000	880,335
Class C, 4.6769% 5/10/49 (f)		771,000	805,821
Class D, 2.753% 5/10/49 (d)		703,000	514,705
Series 2016-GS4 Class C, 3.9187% 11/10/49 (f)		464,000	415,180
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)		1,224,000	1,190,697
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (d)(f)		3,220,000	3,177,944
Class F, 4.2022% 2/10/29 (d)(f)		3,434,000	3,334,417
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		1,720,000	1,490,085
Series 2018-GS9 Class D, 3% 3/10/51 (d)		835,000	686,284
Series 2019-GC38 Class D, 3% 2/10/52 (d)		446,000	383,023
Series 2019-GC39 Class D, 3% 5/10/52 (d)		1,176,000	986,394
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		924,000	773,566
Class DBF, 3.668% 7/10/52 (d)(f)		1,107,500	943,934
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		408,000	336,401
Class E, 2.8% 9/1/52 (d)		1,092,000	797,511
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		1,155,000	1,131,378
Series 2019-GSA1 Class E, 2.8% 11/10/52 (c)(d)		693,000	389,659
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		952,000	785,094
Class SWD, 3.2185% 12/13/39 (d)		735,000	614,370
Series 2020-GC47 Class D, 3.5708% 5/12/53 (d)(f)		336,000	300,138
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(f)		1,817,000	1,618,703
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		714,000	710,364
Class F, 6.1552% 11/5/35 (d)		2,130,000	2,076,513
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		682,625	654,929
Class F, 4.101% 9/17/39 (d)		111,058	102,607
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(f)		861,000	846,676
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(f)		693,000	595,728
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3119% 6/15/34 (d)(f)(h)		549,479	533,467
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0119% 6/15/34 (d)(f)(h)		206,055	184,957
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		1,064,000	1,029,892
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (d)(f)(h)		208,777	205,174
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.3619% 1/17/38 (d)(f)(h)		1,321,000	1,294,349
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		723,000	689,509
Class FFX, 4.6254% 1/16/37 (d)		619,000	570,990
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.7619% 6/15/32 (d)(f)(h)		655,200	610,907
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (d)(f)(h)		53,600	49,476
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.3219% 7/15/36 (d)(f)(h)		1,029,000	959,418
Class F, 1 month U.S. LIBOR + 3.000% 3.1619% 7/15/36 (d)(f)(h)		336,000	311,355
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.901% 4/15/47 (f)(o)		7,843,564	134,428
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		194,000	165,884
Series 2014-C26 Class D, 4.022% 1/15/48 (d)(f)		758,000	652,557
Series 2015-C30 Class XA, 0.6538% 7/15/48 (f)(o)		45,749,964	971,029
Series 2015-C32 Class C, 4.8023% 11/15/48 (f)		1,942,000	1,750,205
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5582% 12/15/49 (d)(f)		1,251,000	920,476
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2166% 12/15/49 (f)		603,000	586,217
Class D, 3.2166% 12/15/49 (d)(f)		1,242,000	849,007
Series 2017-C7:
Class C, 4.3235% 10/15/50 (f)		347,000	308,601
Class D, 3% 10/15/50 (d)		602,000	451,106
Series 2018-C8 Class D, 3.4019% 6/15/51 (d)(f)		406,000	290,907
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		567,000	424,725
Class E, 2.5% 11/13/52 (d)		1,092,000	743,130
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		714,000	564,909
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.3027% 6/15/45 (f)		159,000	145,423
Class D, 5.3027% 6/15/45 (d)(f)		886,000	632,404
Class E, 5.3027% 6/15/45 (d)(f)		1,135,000	707,695
Class F, 4% 6/15/45 (c)(d)		1,124,000	449,600
Class G 4% 6/15/45 (c)(d)		1,233,000	369,900
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8353% 2/15/46 (c)(d)(f)		1,156,000	309,011
Class G, 4.409% 2/15/46 (d)(f)		368,000	55,200
Class H, 4.409% 2/15/46 (c)(d)(f)		828,000	82,800
Class J, 4.409% 2/15/46 (c)(d)(f)		106,000	5,300
Series 2011-C4:
Class E, 5.6632% 7/15/46 (d)(f)		1,398,000	1,333,474
Class F, 3.873% 7/15/46 (d)		166,000	153,630
Class H, 3.873% 7/15/46 (d)		784,250	699,132
Class NR, 3.873% 7/15/46 (c)(d)		420,000	335,929
Series 2011-C5:
Class B. 5.6054% 8/15/46 (d)(f)		726,000	723,852
Class C, 5.6054% 8/15/46 (d)(f)		414,648	408,380
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		1,025,000	831,329
Class D, 4.3062% 4/15/46 (f)		1,638,000	1,077,106
Class F, 3.25% 4/15/46 (d)(f)		1,851,000	828,547
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (d)(f)		945,000	61,454
Class E, 3.9314% 6/10/27 (c)(d)(f)		1,519,000	32,573
Series 2015-UES Class F, 3.7417% 9/5/32 (d)(f)		2,123,000	2,110,567
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)		743,000	722,034
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		8,593,000	9,077,415
Class CFX, 4.9498% 7/5/33 (d)		2,322,000	2,321,545
Class DFX, 5.3503% 7/5/33 (d)		3,571,000	3,516,723
Class EFX, 5.5422% 7/5/33 (d)		4,886,000	4,699,470
Class XAFX, 1.2948% 7/5/33 (d)(f)(o)		35,039,000	1,002,455
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(f)		1,071,000	847,874
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.1619% 5/15/36 (d)(f)(h)		1,638,000	1,540,309
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (d)(f)		1,339,000	1,319,400
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(f)		375,000	394,556
Class E, 4.8035% 2/10/36 (d)(f)		942,000	927,700
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)		819,000	732,962
Merit floater Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.255% 8/15/37 (d)(f)(h)		1,258,000	1,260,775
MFT Trust Series 2020-B6 Class C, 3.392% 8/10/40 (d)		707,000	615,019
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)		475,000	437,555
Class E, 3.4767% 2/10/42 (d)(f)		349,000	297,974
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	625,598
Series 2012-C5 Class E, 4.8316% 8/15/45 (d)(f)		288,000	253,793
Series 2012-C6 Class D, 4.7601% 11/15/45 (d)(f)		1,469,000	1,286,327
Series 2012-C6, Class F, 4.7601% 11/15/45 (d)(f)		693,000	368,143
Series 2013-C12 Class D, 4.9219% 10/15/46 (d)(f)		1,299,000	1,018,887
Series 2013-C13:
Class D, 5.0671% 11/15/46 (d)(f)		1,747,000	1,407,585
Class E, 5.0671% 11/15/46 (d)(f)		785,081	508,718
Series 2013-C7:
Class C, 4.259% 2/15/46 (f)		308,000	294,263
Class D, 4.375% 2/15/46 (d)(f)		966,000	597,892
Class E, 4.375% 2/15/46 (c)(d)(f)		391,000	230,457
Series 2013-C8 Class D, 4.1913% 12/15/48 (c)(d)(f)		504,000	413,715
Series 2013-C9:
Class C, 4.1688% 5/15/46 (f)		920,000	904,908
Class D, 4.2568% 5/15/46 (d)(f)		1,700,000	1,409,053
Class E, 4.2568% 5/15/46 (d)(f)		722,000	528,057
Series 2014-C17 Class XA, 1.2645% 8/15/47 (f)(o)		73,889,307	2,152,329
Series 2015-C25 Class XA, 1.2189% 10/15/48 (f)(o)		28,267,005	1,177,372
Series 2016-C30:
Class C, 4.2586% 9/15/49 (f)		266,000	230,487
Class D, 3% 9/15/49 (d)		252,000	148,734
Series 2016-C31 Class C, 4.4552% 11/15/49 (f)		603,000	524,640
Series 2016-C32 Class C, 4.4327% 12/15/49 (f)		415,000	378,182
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		947,000	662,554
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)		6,596,000	6,564,608
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C1:
Class F, 4.193% 9/15/47 (d)		849,000	797,249
Class G, 4.193% 9/15/47 (d)		745,000	682,057
Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		30,766,000	30,990,398
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		14,160	14,424
Series 2011-C1 Class E, 5.6747% 9/15/47 (d)(f)		530,100	529,953
Series 2011-C2:
Class D, 5.6608% 6/15/44 (d)(f)		1,788,000	1,275,967
Class E, 5.6608% 6/15/44 (d)(f)		172,000	105,149
Class F, 5.6608% 6/15/44 (d)(f)		748,000	368,830
Class XB, 0.3869% 6/15/44 (d)(f)(o)		5,014,010	37,045
Series 2011-C3:
Class AJ, 5.4192% 7/15/49 (d)(f)		7,800,000	8,013,732
Class C, 5.4192% 7/15/49 (d)(f)		867,000	804,472
Class D, 5.4192% 7/15/49 (d)(f)		2,163,000	1,875,061
Class E, 5.4192% 7/15/49 (d)(f)		1,210,000	825,407
Class F, 5.4192% 7/15/49 (d)(f)		332,000	170,257
Class G, 5.4192% 7/15/49 (d)(f)		1,123,200	497,444
Series 2012-C4 Class D, 5.5994% 3/15/45 (d)(f)		425,000	250,848
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(f)		418,000	432,623
Class F, 4.4382% 9/9/32 (d)(f)		734,000	685,105
Series 2014-CPT Class F, 3.5604% 7/13/29 (d)(f)		915,000	929,321
Series 2015-MS1:
Class C, 4.1656% 5/15/48 (f)		468,000	429,069
Class D, 4.1656% 5/15/48 (d)(f)		1,371,000	1,117,038
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		883,000	626,874
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		1,456,000	1,006,207
Class D, 4.0333% 11/15/49 (f)		603,000	566,302
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.7619% 11/15/34 (d)(f)(h)		822,000	799,178
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	9,158,205
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(f)		1,318,000	992,799
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(f)		4,445,000	4,267,110
Class C, 3.283% 11/10/36 (d)(f)		4,265,000	3,882,252
Series 2020-CNP Class D, 2.508% 4/5/42 (d)(f)		462,000	384,330
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		756,000	644,611
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.9337% 7/15/33 (d)(f)		52,986	53,712
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0884% 8/15/24 (d)(f)(h)		427,816	348,736
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4119% 8/15/34 (d)(f)(h)		2,831,838	2,717,426
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (d)		1,449,000	1,307,729
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.3119% 10/15/37 (d)(f)(h)		679,000	644,393
Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)		1,572,530	1,550,209
Class E, 6.8087% 11/15/34 (d)		561,000	515,718
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)		311,000	241,362
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.2119% 12/15/33 (d)(f)(h)		742,000	720,861
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.925% 6/15/35 (d)(f)(h)		132,000	119,494
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.925% 6/15/35 (d)(f)(h)		128,000	115,461
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(f)		307,000	293,481
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1619% 11/15/34 (d)(f)(h)		245,000	220,757
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(f)		399,000	384,661
Class F, 4.2724% 5/15/39 (d)(f)		1,374,000	1,204,196
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)		1,050,000	1,017,650
Class F, 4.2988% 10/15/36 (d)		473,000	441,169
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(f)		735,000	702,110
Class AMZ3, 3.6167% 1/15/37 (d)(f)		336,000	309,143
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.1619% 12/15/35 (d)(f)(h)		1,385,000	1,326,052
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)		546,000	558,167
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,049,945	1,228,203
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (d)(f)(h)		1,532,579	1,461,404
Class B, 1 month U.S. LIBOR + 1.550% 1.7119% 3/15/36 (d)(f)(h)		12,500,000	11,589,869
Class C, 1 month U.S. LIBOR + 2.100% 2.2619% 3/15/36 (d)(f)(h)		23,334,000	21,232,920
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.5929% 9/15/39 (d)(f)		1,360,000	1,164,260
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(f)		1,289,000	1,118,243
Class G, 3.8518% 3/15/37 (d)(f)		356,000	277,344
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5199% 8/15/39 (f)		1,110,000	1,076,651
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7546% 5/10/45 (d)(f)		989,000	715,553
Class E, 5% 5/10/45 (c)(d)(f)		595,000	269,136
Class F, 5% 5/10/45 (c)(d)(f)		762,700	114,405
Series 2017-C7 Class XA, 1.2009% 12/15/50 (f)(o)		53,247,575	2,958,845
Series 2018-C8 Class C, 4.859% 2/15/51 (f)		336,000	318,852
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (c)(d)(f)		746,000	391,530
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (d)(f)		110,000	88,898
Class E, 4.3793% 6/10/30 (c)(d)(f)		849,000	301,494
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.252% 1/10/45 (d)(f)		315,000	299,695
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (d)(f)		828,000	838,872
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8719% 1/15/35 (d)(f)(h)		441,000	403,493
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		1,034,000	820,306
Series 2010-C1 Class XB, 0.6697% 11/15/43 (d)(f)(o)		14,977,639	150
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)		362,000	368,431
Class D, 4.9176% 10/15/45 (d)(f)		2,329,000	2,296,219
Class E, 4.9176% 10/15/45 (d)(f)		869,082	717,961
Class F, 4.9176% 10/15/45 (d)(f)		252,000	166,411
Series 2015-C31 Class XA, 1.1409% 11/15/48 (f)(o)		22,770,659	975,830
Series 2015-NXS4 Class D, 3.82% 12/15/48 (f)		861,000	743,776
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	356,571
Class D, 3% 8/15/49 (d)		487,000	265,524
Series 2016-C34 Class XA, 2.2762% 6/15/49 (f)(o)		20,945,258	1,633,393
Series 2016-C35 Class D, 3.142% 7/15/48 (d)		1,240,000	874,139
Series 2016-LC25 Class C, 4.5646% 12/15/59 (f)		575,000	549,565
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		1,337,000	940,449
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		595,000	485,384
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	374,341
Series 2018-C46 Class XA, 1.1073% 8/15/51 (f)(o)		46,866,203	2,365,684
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	8,059,719
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8819% 6/15/46 (d)(f)(h)		16,854,121	16,826,353
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)		372,000	61,867
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		229,000	223,395
Class D, 5.8525% 3/15/44 (d)(f)		1,747,000	821,238
Class E, 5% 3/15/44 (d)		733,000	198,925
Class F, 5% 3/15/44 (d)		761,000	37,149
Series 2011-C4:
Class D, 5.3898% 6/15/44 (d)(f)		474,000	394,047
Class E, 5.3898% 6/15/44 (d)(f)		335,432	175,526
Series 2011-C5:
Class C, 5.8444% 11/15/44 (d)(f)		160,000	161,097
Class D, 5.8444% 11/15/44 (d)(f)		1,489,000	1,433,342
Class E, 5.8444% 11/15/44 (d)(f)		1,880,000	1,693,722
Class F, 5.25% 11/15/44 (d)(f)		1,146,000	805,270
Class G, 5.25% 11/15/44 (d)(f)		376,000	245,078
Class XA, 1.8351% 11/15/44 (d)(f)(o)		2,149,775	23,287
Series 2012-C6 Class D, 5.7655% 4/15/45 (d)(f)		702,000	689,297
Series 2012-C7:
Class C, 4.9654% 6/15/45 (f)		1,226,000	878,217
Class E, 4.9654% 6/15/45 (d)(f)		861,000	350,066
Class F, 4.5% 6/15/45 (c)(d)		421,434	84,287
Class G, 4.5% 6/15/45 (c)(d)		1,242,487	181,714
Series 2012-C8:
Class D, 5.0485% 8/15/45 (d)(f)		524,000	488,859
Class E, 5.0485% 8/15/45 (d)(f)		367,000	312,965
Series 2013-C11:
Class D, 4.3983% 3/15/45 (d)(f)		801,251	706,668
Class E, 4.3983% 3/15/45 (d)(f)		1,774,872	1,291,290
Series 2013-C13 Class D, 4.2779% 5/15/45 (d)(f)		580,000	535,149
Series 2013-C16 Class D, 5.1878% 9/15/46 (d)(f)		211,000	122,463
Series 2013-UBS1 Class D, 4.8939% 3/15/46 (d)(f)		830,625	743,646
Series 2014-C21 Class XA, 1.1868% 8/15/47 (f)(o)		54,342,190	1,728,212
Series 2014-C24 Class XA, 0.9799% 11/15/47 (f)(o)		19,017,789	498,426
Series 2014-LC14 Class XA, 1.3642% 3/15/47 (f)(o)		34,003,553	1,074,210
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(f)		348,000	331,275
Class F, 3.7154% 11/10/36 (d)(f)		1,960,000	1,722,652
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)		528,000	403,969
Class PR2, 3.6332% 6/5/35 (d)(f)		1,378,000	1,031,591
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,052,345,962)			1,003,459,159

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,819,055
7.5% 4/1/34		5,800,000	9,695,280
7.55% 4/1/39		11,940,000	21,102,756
Series 2010, 7.625% 3/1/40		6,440,000	11,230,265
7.3% 10/1/39		17,580,000	29,175,241
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		715,000	721,986
Series 2010 C1, 7.781% 1/1/35		8,885,000	10,879,683
Series 2012 B, 5.432% 1/1/42		2,095,000	2,068,854
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		10,951,909	11,183,213
5.1% 6/1/33		40,165,000	41,112,091
Series 2010-1, 6.63% 2/1/35		7,610,000	8,445,274
Series 2010-3:
6.725% 4/1/35		11,345,000	12,718,653
7.35% 7/1/35		5,200,000	5,990,244
Series 2010-5, 6.2% 7/1/21		1,040,000	1,061,799
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	34,325,679
TOTAL MUNICIPAL SECURITIES
(Cost $184,013,232)			202,530,073

Foreign Government and Government Agency Obligations - 1.9%
Angola Republic 9.375% 5/8/48 (d)		$225,000	$184,781
Arab Republic of Egypt:
5.75% 5/29/24 (d)		435,000	448,322
6.125% 1/31/22 (d)		2,672,000	2,740,470
7.0529% 1/15/32 (d)		385,000	382,594
7.5% 1/31/27 (d)		6,327,000	6,754,073
7.6003% 3/1/29 (d)		3,170,000	3,329,491
7.903% 2/21/48 (d)		806,000	779,049
8.5% 1/31/47 (d)		1,586,000	1,626,146
8.7002% 3/1/49 (d)		270,000	276,919
Argentine Republic:
0.125% 7/9/30 (s)		23,074,936	11,998,967
0.125% 7/9/35 (s)		7,123,323	3,347,962
0.125% 1/9/38 (s)		2,257,281	1,185,073
1% 7/9/29		1,948,105	1,022,755
Azerbaijan Republic 4.75% 3/18/24 (d)		820,000	890,520
Bahrain Kingdom 6.125% 7/5/22 (d)		525,000	549,938
Barbados Government:
6.5% 2/1/21 (d)		670,000	666,859
6.5% 10/1/29 (d)		2,085,000	2,038,088
Belarus Republic 6.875% 2/28/23 (d)		2,481,000	2,437,583
Bermuda Government:
2.375% 8/20/30 (d)		185,000	188,238
3.375% 8/20/50 (d)		430,000	451,231
3.717% 1/25/27 (d)		1,720,000	1,887,700
4.75% 2/15/29 (d)		965,000	1,150,159
Brazilian Federative Republic:
2.875% 6/6/25		2,100,000	2,129,400
4.25% 1/7/25		6,374,000	6,887,904
4.5% 5/30/29		1,125,000	1,216,406
4.75% 1/14/50		655,000	657,252
5.625% 1/7/41		7,059,000	7,921,522
7.125% 1/20/37		985,000	1,263,570
8.25% 1/20/34		4,009,000	5,532,420
Cameroon Republic 9.5% 11/19/25 (d)		3,626,000	3,843,560
Chilean Republic 2.45% 1/31/31		17,070,000	17,991,780
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		450,000	379,969
8.95% 2/19/21 (d)		764,320	758,110
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (d)		1,764,000	1,723,759
Dominican Republic:
4.5% 1/30/30 (d)		350,000	345,078
5.5% 1/27/25 (d)		710,000	740,175
5.875% 1/30/60 (d)		1,035,000	989,072
5.95% 1/25/27 (d)		1,181,000	1,261,087
6% 7/19/28 (d)		1,011,000	1,086,509
6.4% 6/5/49 (d)		775,000	785,656
6.5% 2/15/48 (d)		175,000	178,609
6.5% 2/15/48 (Reg. S)		635,000	648,097
6.85% 1/27/45 (d)		998,000	1,057,880
6.875% 1/29/26 (d)		2,237,000	2,476,079
7.45% 4/30/44 (d)		1,639,000	1,856,168
El Salvador Republic:
5.875% 1/30/25 (d)		215,000	202,033
7.1246% 1/20/50 (d)		570,000	490,200
7.625% 2/1/41 (d)		230,000	211,672
7.75% 1/24/23 (d)		1,625,000	1,632,617
9.5% 7/15/52 (d)		380,000	394,013
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,330,000	1,316,700
2.5% 4/16/25 (d)		1,340,000	1,418,641
3.125% 4/16/30 (d)		21,350,000	23,938,688
3.125% 9/30/49 (d)		2,460,000	2,644,500
3.875% 4/16/50 (d)		18,260,000	22,300,025
Georgia Republic 6.875% 4/12/21 (d)		410,000	420,250
Ghana Republic 9.25% 9/15/22 (d)		115,000	116,725
Guatemalan Republic:
4.9% 6/1/30 (d)		100,000	112,700
5.375% 4/24/32 (d)		425,000	496,852
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	7,346,442
3.85% 10/15/30		45,455,000	51,861,314
4.1% 4/24/28		1,775,000	2,024,055
4.2% 10/15/50		44,910,000	52,811,353
4.35% 1/11/48		1,225,000	1,452,773
5.125% 1/15/45 (d)		2,740,000	3,542,306
5.25% 1/17/42 (d)		660,000	853,463
5.95% 1/8/46 (d)		985,000	1,405,780
6.75% 1/15/44 (d)		690,000	1,052,897
7.75% 1/17/38 (d)		1,728,000	2,718,900
8.5% 10/12/35 (d)		2,280,000	3,712,125
Islamic Republic of Pakistan 8.25% 4/15/24 (d)		286,000	311,293
Ivory Coast 5.75% 12/31/32		1,460,800	1,427,932
Jamaican Government:
6.75% 4/28/28		155,000	180,188
7.875% 7/28/45		430,000	564,375
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,265,000	1,263,419
6.125% 1/29/26 (d)		655,000	686,113
Kingdom of Saudi Arabia:
2.9% 10/22/25 (d)		14,205,000	15,071,505
3.25% 10/22/30 (d)		10,790,000	11,680,175
3.625% 3/4/28 (d)		785,000	868,652
3.75% 1/21/55 (d)		685,000	745,794
4.5% 4/22/60 (d)		8,210,000	10,233,765
4.625% 10/4/47 (d)		680,000	833,850
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	331,055
6.375% 12/31/49 (e)		1,956,000	356,970
Mendoza Province 8.375% 5/19/24 (d)(e)		220,000	150,906
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		1,400,000	1,582,000
4.375% 3/21/29(Reg. S)		4,800,000	5,513,700
5.1% 3/28/35 (d)		7,200,000	8,964,000
5.1% 3/28/35(Reg. S)		2,800,000	3,486,000
5.25% 6/23/47 (d)		1,600,000	2,180,000
5.25% 6/23/47(Reg. S)		600,000	817,500
5.625% 4/4/42 (d)		1,000,000	1,359,375
5.875% 9/16/43 (d)		540,000	761,400
Moroccan Kingdom 5.5% 12/11/42 (d)		200,000	255,750
Papua New Guinea 8.375% 10/4/28 (d)		1,010,000	1,010,000
Province of Santa Fe 7% 3/23/23 (d)		3,389,000	2,661,424
Provincia de Cordoba:
7.125% 6/10/21 (d)		4,442,000	3,066,368
7.45% 9/1/24 (d)		1,893,000	1,306,170
Republic of Armenia 7.15% 3/26/25 (d)		285,000	327,038
Republic of Honduras:
5.625% 6/24/30 (d)		270,000	295,228
8.75% 12/16/20 (d)		1,200,000	1,217,250
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,282,188	5,890,180
Republic of Nigeria:
6.75% 1/28/21 (d)		465,000	469,069
7.625% 11/21/25 (d)		4,545,000	4,807,758
Republic of Paraguay 4.95% 4/28/31 (d)		1,045,000	1,216,772
Republic of Senegal 8.75% 5/13/21 (d)		195,000	201,277
Republic of Serbia 7.25% 9/28/21 (d)		1,095,000	1,162,411
Republic of Trinidad & Tobago:
4.375% 1/16/24 (d)		145,000	148,761
4.5% 6/26/30 (d)		575,000	574,461
Republic of Uzbekistan 4.75% 2/20/24 (d)		580,000	614,800
Romanian Republic:
3% 2/14/31 (d)		756,000	757,890
4.375% 8/22/23 (d)		550,000	592,797
Rwanda Republic 6.625% 5/2/23 (d)		1,763,000	1,793,853
State of Qatar:
3.4% 4/16/25 (d)		10,665,000	11,658,845
3.75% 4/16/30 (d)		34,875,000	40,496,414
4% 3/14/29 (d)		1,570,000	1,836,508
4.4% 4/16/50 (d)		29,085,000	37,737,788
4.5% 4/23/28 (d)		250,000	299,297
4.817% 3/14/49 (d)		1,980,000	2,715,075
5.103% 4/23/48 (d)		1,040,000	1,470,300
9.75% 6/15/30 (d)		722,000	1,218,149
Sultanate of Oman:
3.875% 3/8/22 (d)		1,425,000	1,412,086
4.125% 1/17/23 (d)		495,000	487,266
6.75% 1/17/48 (d)		369,000	329,678
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		925,000	935,406
Turkish Republic:
3.25% 3/23/23		8,395,000	7,933,275
4.25% 3/13/25		2,035,000	1,874,744
5.125% 3/25/22		5,140,000	5,138,394
5.75% 5/11/47		3,098,000	2,537,456
6% 1/14/41		650,000	559,609
6.25% 9/26/22		6,420,000	6,484,200
6.35% 8/10/24		755,000	755,472
Ukraine Government:
7.375% 9/25/32 (d)		780,000	788,970
7.75% 9/1/20 (d)		10,225,000	10,204,550
7.75% 9/1/21 (d)		13,000,000	13,487,500
7.75% 9/1/22 (d)		1,244,000	1,307,444
7.75% 9/1/24 (d)		350,000	370,891
7.75% 9/1/26 (d)		575,000	607,200
7.75% 9/1/27 (d)		270,000	284,175
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (Reg. S) (k)	GBP	1,470,991	2,283,322
1.75% 1/22/49(Reg. S) (k)(m)	GBP	2,485,000	4,040,666
3.25% 1/22/44	GBP	240,000	481,646
4.25% 3/7/36 (Reg. S)	GBP	21,672	44,336
4.25% 12/7/46	GBP	90,000	215,154
4.25% 12/7/49 (Reg. S) (k)	GBP	715,717	1,786,400
United Mexican States:
3.25% 4/16/30		1,660,000	1,716,440
3.75% 1/11/28		1,515,000	1,639,041
3.9% 4/27/25		650,000	716,950
4.5% 4/22/29		905,000	1,016,145
4.75% 4/27/32		435,000	497,939
5.75% 10/12/2110		5,825,000	7,111,961
6.05% 1/11/40		2,355,000	3,031,327
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	549,220
11.95% 8/5/31 (Reg. S) (e)		1,641,700	114,919
12.75% 8/23/22 (e)		350,400	24,528
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (f)(h)		124,000	117,891
4.8% 11/19/24 (d)		160,000	179,150
5.5% 3/12/28		3,897,750	3,838,066
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $526,851,627)			570,619,021

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,345,389)		27,400,000	28,350,780
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (t)		32,596	38,137
iHeartMedia, Inc. (t)		13,857	127,762
iHeartMedia, Inc. warrants 5/1/39 (t)		5	46
			165,945
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(t)		1	34,600

TOTAL COMMUNICATION SERVICES			200,545

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (c)		2,055	0
David's Bridal, Inc. rights (c)(t)		518	0
			0
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Expro Holdings U.S., Inc. (c)(t)		179,923	1,799,230
Expro Holdings U.S., Inc. (c)(d)(t)		66,030	660,300
Weatherford International PLC (t)		22,380	67,811
			2,527,341
Oil, Gas & Consumable Fuels - 0.0%
Sanchez Energy Corp. (c)		40,123	1,043,198

TOTAL ENERGY			3,570,539

FINANCIALS - 0.0%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (t)		1	1
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (c)(t)		2,500	72,900
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)		88,700	3,104,500
TOTAL COMMON STOCKS
(Cost $11,877,047)			6,948,485

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	501,338
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (f)		48,700	1,136,171
Capstead Mortgage Corp. Series E, 7.50%		18,400	434,792
Dynex Capital, Inc. Series C 6.90% (f)		17,700	400,020
MFA Financial, Inc. Series B, 7.50%		24,975	542,205
			2,513,188
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	702,159
Boston Properties, Inc. 5.25%		11,150	283,210
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	36,945
Series C, 6.50%		26,075	487,081
Colony Capital, Inc.:
Series H, 7.125%		29,400	633,276
Series I, 7.15%		30,500	657,275
DiamondRock Hospitality Co. 8.25% (t)		12,600	312,606
National Storage Affiliates Trust Series A, 6.00%		12,600	343,602
PS Business Parks, Inc. Series W, 5.20%		14,075	365,246
Public Storage Series F, 5.15%		39,800	1,059,078
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	800,660
SITE Centers Corp. Series K, 6.25%		21,323	533,715
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	469,333
Taubman Centers, Inc. Series J, 6.50%		14,513	307,821
UMH Properties, Inc. Series C, 6.75%		14,184	356,940
			7,348,947

TOTAL NONCONVERTIBLE PREFERRED STOCKS			9,862,135

TOTAL PREFERRED STOCKS
(Cost $10,244,851)			10,363,473
		Principal Amount(a)	Value

Bank Loan Obligations - 5.0%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 3/15/27 (f)(h)(u)		1,211,955	1,169,282
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (f)(h)(u)		4,259,325	4,139,553
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3522% 6/15/24 (f)(h)(u)		11,944,933	12,037,507
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (f)(h)(u)		2,239,388	2,243,598
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 3/1/27 (f)(h)(u)		3,456,727	3,345,109
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(u)		5,501,671	4,387,473
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(h)(u)		3,586,000	2,151,600
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 7/31/25 (f)(h)(u)		8,933,228	8,540,792
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8494% 1/31/26 (f)(h)(u)		4,777,567	4,682,016
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1619% 8/14/26 (f)(h)(u)		2,503,410	2,465,859
Windstream Services LLC:
1LN, term loan 3 month U.S. LIBOR + 2.500% 2.66% 2/26/21(f)(h)(u)		1,500,000	1,481,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8/10/27 (h)(u)(v)		3,150,000	3,067,313
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 3/9/27 (f)(h)(u)		13,296,675	12,895,248
			62,606,600
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (f)(h)(u)		8,427,543	8,100,976
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (f)(h)(u)		5,295,576	4,137,169
3 month U.S. LIBOR + 2.500% 3.572% 9/30/26 (f)(h)(u)		744,375	571,308
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.73% 1/23/25 (f)(h)(u)		1,490,430	1,265,002
			14,074,455
Interactive Media & Services - 0.0%
Ancestry.com Operations, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (f)(h)(u)		3,066,435	3,060,701
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.41% 8/27/26 (f)(h)(u)		3,541,025	3,533,943
			6,594,644
Media - 0.3%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9119% 7/15/25 (f)(h)(u)		924,773	880,190
3 month U.S. LIBOR + 2.750% 2.9203% 1/31/26 (f)(h)(u)		2,466,614	2,343,283
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 8/15/25 (f)(h)(u)		2,496,250	2,465,047
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6564% 8/15/25 (f)(h)(u)		3,082,109	3,052,244
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (f)(h)(u)		3,800,937	3,121,520
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.91% 2/1/27 (f)(h)(u)		16,710,195	16,391,699
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 1/31/28 (f)(h)(u)		7,255,000	6,997,448
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6581% 4/15/27 (f)(h)(u)		4,353,125	4,206,991
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4081% 1/15/26 (f)(h)(u)		2,518,476	2,427,181
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 3/31/26 (f)(h)(u)		350,313	331,154
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.41% 8/24/26 (f)(h)(u)		7,820,900	6,598,884
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6564% 11/17/24 (f)(h)(u)		1,811,626	1,706,552
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (f)(h)(u)		1,339,832	1,266,422
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 5/1/26 (f)(h)(u)		1,368,125	1,295,806
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (f)(h)(u)		1,370,000	1,320,913
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (f)(h)(u)		4,579,242	4,464,761
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6492% 1/30/27 (f)(h)(u)		1,250,000	1,231,250
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1619% 10/22/26 (f)(h)(u)		3,390,000	3,404,136
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4081% 7/17/25 (f)(h)(u)		4,723,317	4,552,097
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9056% 9/19/26 (f)(h)(u)		7,316,041	7,170,744
Nielsen Finance LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.1554% 10/4/23 (f)(h)(u)		1,723,282	1,681,493
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (f)(h)(u)		2,244,375	2,249,986
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6564% 10/17/26 (f)(h)(u)		2,238,750	2,208,661
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.408% 8/31/25 (f)(h)(u)		354,747	348,983
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.66% 9/30/26 (f)(h)(u)		2,188,463	2,127,186
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (f)(h)(u)		3,058,332	3,031,571
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (f)(h)(u)		2,383,949	2,327,330
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6619% 1/31/28 (f)(h)(u)		3,500,000	3,402,770
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(h)(u)		13,999,699	13,761,285
			106,367,587
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(h)(u)		26,750,000	26,913,443
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(h)(u)		2,890,000	2,912,773
Tranche B-5, term loan 8.625% 1/2/24 (u)		3,017,000	3,046,235
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (f)(h)(u)(w)		11,141,892	11,327,627
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (f)(h)(u)		1,296,120	1,240,711
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.91% 4/11/25 (f)(h)(u)		1,970,783	1,922,755
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 4/1/27 (f)(h)(u)		10,545,000	10,567,461
Telesat LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.91% 11/22/26 (f)(h)(u)		1,119,375	1,081,126
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9064% 5/28/27 (f)(h)(u)		2,155,000	2,123,343
			61,135,474

TOTAL COMMUNICATION SERVICES			250,778,760

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6585% 4/30/26 (f)(h)(u)		3,820,377	3,740,378
Douglas Dynamics LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/3/26 (f)(h)(u)		1,165,000	1,159,909
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/20 (c)(f)(h)(u)		313,985	313,985
Tranche 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 11/27/20 (f)(h)(u)		2,853,079	1,906,969
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/21 (f)(h)(u)		1,015,000	50,750
			7,171,991
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (f)(h)(u)		7,425,000	7,545,656
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (f)(h)(u)		1,315,534	1,272,990
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9375% 2/1/26 (f)(h)(u)		757,056	747,593
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4332% 4/18/25 (f)(h)(u)		2,677,087	2,645,310
			12,211,549
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 6/11/26(f)(h)(u)		2,165,150	2,092,076
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1244% 6/11/26 (f)(h)(u)(w)		427,848	413,408
			2,505,484
Diversified Consumer Services - 0.1%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (f)(h)(u)		2,955,000	3,117,525
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 11/26/26 (f)(h)(u)		1,368,125	1,303,139
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(h)(u)		5,938,036	5,693,092
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(u)		637,000	569,319
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(h)(u)		4,850,568	4,470,090
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(h)(u)		1,636,452	1,464,624
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(h)(u)		1,455,000	1,455,000
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (f)(h)(u)		2,974,339	2,926,006
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (f)(h)(u)		11,963,635	11,647,436
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 7/30/25 (f)(h)(u)		1,098,779	1,006,756
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (f)(h)(u)		34,131	30,717
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (f)(h)(u)		2,617,589	2,538,093
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (f)(h)(u)		456,261	442,405
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (f)(h)(u)		194,870	175,383
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (f)(h)(u)		4,554,087	4,525,624
			41,365,209
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (f)(h)(u)		1,175,261	1,000,735
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 2/1/26 (f)(h)(u)		1,929,743	1,664,403
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.9064% 7/31/24 (f)(h)(u)		2,121,313	2,034,466
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (f)(h)(u)		1,167,075	1,161,240
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (f)(h)(u)		1,110,492	970,570
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 3/11/25 (f)(h)(u)		3,416,809	3,256,219
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 1/15/27 (f)(h)(u)		2,448,863	2,330,705
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (f)(h)(u)		875,000	877,188
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.0214% 10/19/24 (f)(h)(u)		2,149,689	2,097,150
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3625% 9/15/23 (f)(h)(u)		2,489,992	2,415,865
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 11/19/26 (f)(h)(u)		2,985,000	2,869,331
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7258% 6/19/25 (f)(h)(u)		11,685,000	11,312,599
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 12/22/24 (f)(h)(u)		16,876,594	15,832,439
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (f)(h)(u)		2,470,000	2,420,081
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 8/8/21 (f)(h)(u)		2,531,237	2,494,535
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.572% 8/30/26 (f)(h)(u)		1,616,875	1,013,781
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (f)(h)(u)		3,411,979	3,229,813
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(h)(u)		10,275,709	9,948,222
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (f)(h)(u)		794,000	426,180
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (f)(h)(u)		3,609,934	2,680,376
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1564% 11/30/23 (f)(h)(u)		6,247,228	6,061,747
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (f)(h)(u)		1,877,316	1,835,076
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(h)(u)		11,361,788	10,604,298
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(h)(u)		18,946,337	16,902,596
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (f)(h)(u)		1,330,000	1,303,400
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9251% 6/21/26 (f)(h)(u)		2,928,862	2,817,799
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9015% 4/3/25 (f)(h)(u)		1,840,425	1,784,072
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (f)(h)(u)		3,252,311	3,040,911
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 8/31/25 (f)(h)(u)		2,048,153	1,955,986
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.370% 7.375% 10/14/23 (f)(h)(u)		744,382	671,388
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9202% 10/18/26 (f)(h)(u)		2,235,153	2,192,037
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6564% 5/29/26 (f)(h)(u)		1,466,710	1,418,631
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(h)(u)		1,525,953	1,470,256
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 6.4064% 3/1/26 (f)(h)(u)		2,998,527	2,001,517
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(h)(u)		302,305	261,999
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 5/10/26 (f)(h)(u)		731,609	645,645
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (f)(h)(u)		7,445,483	7,499,611
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (f)(h)(u)		1,209,867	1,040,486
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.16% 5/11/24 (f)(h)(u)		574,635	544,288
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.4722% 8/14/24 (f)(h)(u)		4,483,533	4,183,316
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 7/6/24 (f)(h)(u)		3,756,753	3,665,201
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 7/10/25 (f)(h)(u)		6,244,105	6,248,163
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(h)(u)		6,370,649	6,025,551
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (f)(h)(u)		5,276,010	3,514,298
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (f)(h)(u)		1,250,000	356,250
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (f)(h)(u)		2,275,000	2,414,344
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (f)(h)(u)		2,658,540	2,126,832
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.8079% 12/30/27 (c)(f)(h)(u)		500,000	365,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(h)(u)		775,000	759,500
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9054% 8/3/26 (f)(h)(u)		5,705,720	5,555,945
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 5/30/25 (f)(h)(u)		2,471,970	2,373,610
			171,675,651
Household Durables - 0.0%
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (f)(h)(u)		1,051,684	935,999
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (f)(h)(u)		34,875,771	34,734,176
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 1/29/27 (f)(h)(u)		633,413	617,577
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (f)(h)(u)		4,180,809	4,111,366
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6564% 11/8/24 (f)(h)(u)		5,329,779	5,099,106
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 12/12/26 (f)(h)(u)		10,218,076	10,004,110
			54,566,335
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6619% 1/4/26 (f)(h)(u)		1,276,500	1,274,113
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6564% 12/21/25 (f)(h)(u)		1,604,688	1,438,875
			2,712,988
Specialty Retail - 0.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (f)(h)(u)		3,167,477	2,973,469
Adient U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 0% 5/6/24 (f)(h)(u)		1,285,000	1,273,756
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (c)(f)(h)(u)		61,201	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (c)(f)(h)(u)		44,448	0
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/22 (f)(h)(u)		2,772,133	1,940,992
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (f)(h)(u)		2,288,750	1,948,710
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(e)(h)(u)		1,725,586	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.251% 4/16/26 (f)(h)(u)		2,216,278	1,876,456
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.751% 9/12/24 (f)(h)(u)		1,114,039	985,234
			10,998,617
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (f)(h)(u)		2,345,000	2,289,306

TOTAL CONSUMER DISCRETIONARY			306,433,129

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/16/23 (f)(h)(u)		1,229,700	1,214,329
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9119% 10/1/26 (f)(h)(u)		172,000	168,560
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6619% 10/1/25 (f)(h)(u)		498,410	493,217
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (f)(h)(u)		2,506,129	2,368,292
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (f)(h)(u)		8,835,083	8,808,577
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1641% 2/3/24 (f)(h)(u)		5,177,970	5,127,640
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (f)(h)(u)		1,682,821	1,628,651
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 1/30/27 (f)(h)(u)		2,965,000	2,852,211
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7442% 10/22/25 (f)(h)(u)		1,492,736	1,459,895
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(h)(u)		2,695,183	2,118,414
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9064% 6/20/25 (f)(h)(u)		2,536,096	2,539,266
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (f)(h)(u)		1,823,004	1,809,332
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (f)(h)(u)		3,974,152	3,970,417
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (f)(h)(u)		2,977,500	2,844,048
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 6/27/23 (f)(h)(u)		1,792,049	1,722,320
			37,910,840
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (f)(h)(u)		1,762,874	1,766,188
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (f)(h)(u)		7,363,815	7,282,298
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (f)(h)(u)		7,247,509	7,032,330
			16,080,816
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (f)(h)(u)		3,995,649	3,989,416
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1619% 6/15/25 (f)(h)(u)		752,549	479,750
			4,469,166

TOTAL CONSUMER STAPLES			59,675,151

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9064% 11/3/25 (f)(h)(u)		2,207,700	1,514,482
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1709% 5/21/25 (f)(h)(u)		1,086,253	789,793
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(h)(u)		2,045,000	2,039,888
			4,344,163
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (f)(h)(u)		1,742,220	1,733,509
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(h)(u)		3,235,468	2,442,779
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(h)(u)		2,132,176	1,991,815
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9056% 10/18/26 (f)(h)(u)		1,605,975	1,577,292
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.43% 11/18/24 (f)(h)(u)		2,872,856	2,858,492
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (c)(f)(h)(u)		5,451,261	5,451,261
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 0% 12/31/21 (e)(f)(h)(u)		11,146,000	255,466
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 0% 12/31/22 (e)(f)(h)(u)		9,474,000	3,423,809
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (e)(f)(h)(u)		2,250,000	1,468,125
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(u)		1,409,350	1,335,711
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (f)(h)(u)		6,622,053	6,282,673
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 3/31/25 (f)(h)(u)		2,241,756	2,110,859
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (f)(h)(u)		427,910	409,724
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (f)(h)(u)		911,041	881,715
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (f)(h)(u)		3,000,000	2,370,000
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (e)(h)(u)		12,168,674	60,843
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4202% 7/18/25 (f)(h)(u)		5,216,304	3,398,213
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (f)(h)(u)		3,870,000	3,860,325
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.1564% 2/15/24 (f)(h)(u)		4,962,830	4,618,559
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 5/22/26 (f)(h)(u)		2,150,389	1,972,982
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9064% 10/15/26 (f)(h)(u)		1,551,113	1,489,068
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (f)(h)(u)		707,153	663,840
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(h)(u)		2,102,309	0
term loan 0% 12/31/49 (c)(e)(f)(u)		907,000	0
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (f)(h)(u)		1,492,249	1,477,863
			52,134,923

TOTAL ENERGY			56,479,086

FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6564% 2/13/27 (f)(h)(u)		2,004,925	1,953,378
3 month U.S. LIBOR + 4.500% 5.5% 2/13/27 (f)(h)(u)		1,910,213	1,903,851
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8064% 9/30/24 (f)(h)(u)		7,877,009	7,726,006
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (f)(h)(u)		1,375,000	1,350,938
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 2/27/26 (f)(h)(u)		4,859,873	4,817,349
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(h)(u)		2,835,000	2,824,369
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 8/3/25 (f)(h)(u)		1,910,139	1,867,161
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.525% 3/1/25 (f)(h)(u)		2,987,395	2,923,912
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.822% 6/1/23 (f)(h)(u)		970,757	961,777
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7985% 7/1/26 (f)(h)(u)		1,529,292	1,504,441
			27,833,182
Diversified Financial Services - 0.2%
Agellan Portfolio 9% 8/7/25 (c)(f)(u)		424,000	424,000
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(h)(u)		3,995,917	3,965,947
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (f)(h)(u)		2,231,939	2,148,866
Extell Boston 5.149% 8/31/21 (c)(f)(u)		349,805	349,805
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 10/1/25 (f)(h)(u)		16,569,532	16,415,601
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1564% 12/27/22 (f)(h)(u)		1,558,744	1,541,987
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1564% 7/3/24 (f)(h)(u)		2,008,736	1,955,384
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/4/27 (h)(u)(v)		1,920,000	1,903,200
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (f)(h)(u)		1,240,223	1,022,154
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 8/4/27 (h)(u)(v)		2,220,000	2,197,800
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (f)(h)(u)		8,463,606	8,368,391
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (f)(h)(u)		1,022,528	963,334
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(h)(u)		770,593	657,894
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6564% 2/11/25 (c)(f)(h)(u)		3,168,750	3,150,942
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 2/11/27 (f)(h)(u)		9,684,430	9,645,111
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 2/11/27 (f)(h)(u)		5,077,870	5,052,480
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 11/16/26 (f)(h)(u)		3,272,217	3,190,412
UFC Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (f)(h)(u)		1,004,563	990,278
3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (f)(h)(u)		1,190,000	1,173,638
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(f)(u)		2,878,000	2,836,557
			67,953,781
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6564% 2/13/27 (f)(h)(u)		6,979,612	6,684,445
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 5/10/25 (f)(h)(u)		3,372,534	3,258,239
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4332% 5/9/25 (f)(h)(u)		990,000	964,369
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0843% 3/18/27 (f)(h)(u)(w)		394,318	387,418
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1556% 3/18/27 (f)(h)(u)		4,705,682	4,623,332
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 3/18/28 (c)(h)(u)(v)		545,000	534,100
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (f)(h)(u)		4,959,724	4,916,327
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 11/3/23 (f)(h)(u)		4,581,473	4,497,495
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 11/3/24 (f)(h)(u)		4,732,754	4,645,008
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1564% 8/4/22 (f)(h)(u)		8,005,374	7,911,951
3 month U.S. LIBOR + 6.500% 6.6564% 8/4/25 (f)(h)(u)		8,873,515	8,886,825
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.2634% 4/25/25 (f)(h)(u)		15,681,653	15,258,876
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (f)(h)(u)		2,621,825	2,618,915
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/23/27 (h)(u)(v)		3,865,000	3,848,110
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3079% 12/2/26 (f)(h)(u)		124,375	122,328
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.3079% 5/16/24 (f)(h)(u)		7,379,522	7,168,911
			76,326,649

TOTAL FINANCIALS			172,113,612

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (f)(h)(u)		6,372,675	6,368,724
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1564% 6/22/24 (f)(h)(u)		4,398,249	4,167,341
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4056% 6/30/25 (f)(h)(u)		6,359,291	6,122,789
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (h)(u)(v)(w)		215,344	211,104
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 3/31/27 (f)(h)(u)		2,643,032	2,590,991
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.8184% 2/11/26 (f)(h)(u)		10,181,714	10,086,311
			23,178,536
Health Care Providers & Services - 0.1%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2382% 12/13/26 (f)(h)(u)		5,515,000	5,475,954
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 8/12/26 (f)(h)(u)		850,630	832,265
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 3/13/25 (f)(h)(u)		1,868,763	1,852,710
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 3/18/26 (f)(h)(u)		4,096,630	4,060,785
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 8/31/26 (f)(h)(u)		2,175,372	2,035,778
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4064% 8/30/27 (f)(h)(u)		810,000	717,863
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 8/31/26 (f)(h)(u)		1,000,000	987,500
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3595% 8/31/26 (f)(h)(u)(w)		602,038	563,406
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/17/27 (h)(u)(v)		8,690,000	8,613,963
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7/9/25 (h)(u)(v)		410,000	390,697
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 11/16/25 (f)(h)(u)		4,609,266	4,513,808
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (f)(h)(u)		623,438	628,893
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (f)(h)(u)		2,331,140	2,197,520
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (f)(h)(u)		4,632,075	4,460,689
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (f)(h)(u)		6,595,886	6,428,218
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6564% 11/20/26 (f)(h)(u)		1,620,938	1,525,707
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (f)(h)(u)		1,552,387	1,515,999
			46,801,755
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7604% 7/22/26 (f)(h)(u)		2,419,530	2,349,969
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9064% 9/30/26 (f)(h)(u)		2,055,461	2,053,323
			4,403,292
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.25% 5/9/26 (f)(h)(u)		1,481,250	1,471,370
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9056% 8/1/27 (f)(h)(u)		9,640,000	9,443,151
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (f)(h)(u)		40,663	39,884
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (f)(h)(u)		6,653,249	6,525,174
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.9332% 11/27/25 (f)(h)(u)		2,743,529	2,685,229
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1832% 6/1/25 (f)(h)(u)		5,816,530	5,717,183
			25,881,991

TOTAL HEALTH CARE			106,634,298

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (f)(h)(u)		3,910,200	3,812,445
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.41% 6/19/26 (f)(h)(u)		620,313	521,063
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 5/30/25 (f)(h)(u)		2,475,251	2,344,953
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 12/9/25 (f)(h)(u)		13,153,588	12,452,765
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 8/22/24 (f)(h)(u)		2,472,038	2,343,962
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 4/30/25 (f)(h)(u)		3,243,784	2,773,435
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(h)(u)		319,000	237,655
			24,486,278
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (f)(h)(u)		2,220,424	1,961,367
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/4/26 (f)(h)(u)		1,193,776	1,054,498
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6564% 10/18/20 (f)(h)(u)		678,000	620,370
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (f)(h)(u)		1,325,276	1,278,891
			4,915,126
Airlines - 0.0%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (f)(h)(u)		3,070,000	3,057,382
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (f)(h)(u)		2,150,000	2,140,863
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(h)(u)		5,495,000	5,553,412
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (f)(h)(u)		3,646,675	3,019,921
			13,771,578
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(h)(u)		1,753,969	1,755,074
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6564% 10/1/26 (f)(h)(u)		3,233,750	3,171,759
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 6/1/25 (f)(h)(u)		2,110,770	2,073,831
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 2/28/27 (f)(h)(u)		2,922,675	2,829,968
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (f)(h)(u)		6,916,006	6,758,252
			16,588,884
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (f)(h)(u)		785,000	773,225
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 12/31/25 (h)(u)(v)		625,000	616,213
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (f)(h)(u)		2,688,869	1,935,986
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(h)(u)		11,487,567	10,568,562
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 5/13/27 (f)(h)(u)		2,040,000	2,008,176
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.0106% 8/1/26 (f)(h)(u)		1,736,875	1,719,940
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2.5579% 7/10/26 (f)(h)(u)		990,000	969,586
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 3/29/25 (f)(h)(u)		3,282,984	3,224,514
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (f)(h)(u)		2,655,459	1,869,125
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (f)(h)(u)		1,451,250	1,429,481
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (f)(h)(u)		14,479,353	14,343,682
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 1/23/27 (f)(h)(u)		3,815,000	3,800,694
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1564% 9/20/26 (f)(h)(u)		2,580,703	2,545,219
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.66% 1/7/25 (f)(h)(u)		1,170,188	1,126,797
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/23/26 (f)(h)(u)		992,500	988,282
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(u)		3,495,280	3,457,427
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 8/29/25 (f)(h)(u)		1,506,065	1,326,753
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6875% 8/15/25 (f)(h)(u)		2,233,626	2,190,808
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 2/8/26 (f)(h)(u)		547,075	525,192
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(h)(u)		1,736,875	1,406,869
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 12/20/24 (f)(h)(u)		1,880,381	1,850,408
			58,676,939
Construction & Engineering - 0.0%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1709% 1/24/27 (f)(h)(u)		1,995,000	1,936,148
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 0% 10/4/23 (f)(h)(u)		865,000	994,750
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.18% 7/24/26 (f)(h)(u)		1,895,000	1,884,350
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 1/23/27 (f)(h)(u)		4,255,838	4,204,427
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (f)(h)(u)		1,686,953	1,538,298
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (c)(f)(h)(u)		3,443,272	3,417,447
			13,975,420
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1556% 3/2/27 (f)(h)(u)		7,147,088	6,992,996
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1564% 10/1/25 (f)(h)(u)		1,455,507	1,424,127
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4523% 11/15/26 (f)(h)(u)		280,000	251,300
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9523% 11/15/25 (f)(h)(u)		1,162,917	1,081,513
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.57% 7/31/27 (f)(h)(u)		1,815,000	1,797,993
			4,554,933
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6564% 4/4/24 (f)(h)(u)		3,723,081	3,637,450
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 2/7/26 (f)(h)(u)		3,636,233	3,418,059
			7,055,509
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.3079% 12/30/26 (f)(h)(u)		3,740,625	3,677,259
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6564% 7/13/23 (f)(h)(u)		5,637,364	5,531,100
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (f)(h)(u)		5,158,587	5,096,890
			14,305,249
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.99% 8/9/25 (f)(h)(u)		1,952,292	1,752,182

TOTAL INDUSTRIALS			167,075,094

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0579% 8/10/25 (f)(h)(u)		2,542,468	1,047,700
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 4/4/26 (f)(h)(u)		6,488,481	6,340,155
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (f)(h)(u)		9,868,838	9,702,943
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2442% 4/15/26 (f)(h)(u)		1,601,254	1,591,246
			18,682,044
Electronic Equipment & Components - 0.1%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 11/4/26 (f)(h)(u)		633,413	625,495
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (f)(h)(u)		719,818	685,180
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (f)(h)(u)		277,000	249,300
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (f)(h)(u)		483,553	478,717
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4064% 3/8/26 (f)(h)(u)		226,000	209,427
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 3/8/25 (f)(h)(u)		4,455,132	4,288,064
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(h)(u)		2,322,315	2,278,771
3 month U.S. LIBOR + 7.500% 8.5% 12/1/25 (f)(h)(u)		478,000	464,497
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8/7/27 (h)(u)(v)		3,250,000	3,219,938
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 2/15/24 (f)(h)(u)		3,674,241	3,609,023
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6556% 9/28/24 (f)(h)(u)		2,099,221	2,051,988
			18,160,400
IT Services - 0.2%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 4/19/25 (f)(h)(u)		625,825	614,610
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 10/31/26 (f)(h)(u)		3,924,791	3,851,201
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (f)(h)(u)		2,503,779	2,486,879
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 4/2/26 (f)(h)(u)		1,237,500	1,234,023
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (f)(h)(u)		4,693,325	4,663,992
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.91% 5/31/25 (f)(h)(u)		4,315,666	3,395,436
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (f)(h)(u)		7,738,067	7,551,502
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6556% 4/30/27 (f)(h)(u)		6,370,000	6,354,075
Presidio Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.77% 1/22/27 (f)(h)(u)		300,000	294,750
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (f)(h)(u)		8,671,853	8,568,918
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 5/1/24 (f)(h)(u)		3,689,504	3,606,490
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6564% 8/27/25 (f)(h)(u)		4,456,462	4,419,340
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1641% 3/1/26 (f)(h)(u)		5,383,816	5,314,849
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9332% 10/11/26 (f)(h)(u)		699,610	651,512
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9332% 10/11/25 (f)(h)(u)		4,867,219	4,695,649
			57,703,226
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (f)(h)(u)		1,226,570	1,198,972
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1564% 9/19/26 (f)(h)(u)		1,736,875	1,709,745
			2,908,717
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.375% 2/28/27 (f)(h)(u)		2,015,000	1,823,575
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(h)(u)		5,417,000	5,003,195
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(h)(u)		11,412,154	10,729,593
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 4/23/26 (f)(h)(u)		1,737,500	1,695,157
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 10/2/25 (f)(h)(u)		11,445,513	11,221,410
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.552% 9/5/25 (f)(h)(u)		1,956,195	1,904,845
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6125% 4/30/25 (f)(h)(u)		3,911,597	3,815,763
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 11/29/24 (f)(h)(u)		1,556,632	1,343,576
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 10/16/26 (f)(h)(u)		6,668,288	6,580,800
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4064% 8/23/25 (f)(h)(u)		895,915	881,357
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 7/30/27 (f)(h)(u)		3,650,000	3,649,562
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.41% 12/22/23 (f)(h)(u)		7,151,963	7,011,141
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 1/22/27 (f)(h)(u)		665,000	640,063
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 2/26/25 (f)(h)(u)		1,237,986	1,226,572
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (f)(h)(u)		221,000	220,724
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (f)(h)(u)		2,671,393	2,634,180
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (f)(h)(u)		7,545,211	7,299,992
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (f)(h)(u)		1,262,000	1,140,533
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(h)(u)		1,375,000	1,369,844
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6564% 6/21/24 (f)(h)(u)		15,314,512	14,587,073
3 month U.S. LIBOR + 2.500% 2.6564% 6/21/24 (f)(h)(u)		2,342,573	2,231,301
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9064% 9/29/24 (f)(h)(u)		7,372,946	7,296,489
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (f)(h)(u)		888,386	894,498
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(h)(u)		2,340,000	2,312,224
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.572% 9/15/24 (f)(h)(u)		1,238,710	1,205,339
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.16% 9/4/26 (f)(h)(u)		175,000	168,438
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.41% 9/4/25 (f)(h)(u)		1,264,705	1,221,237
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6564% 5/30/26 (f)(h)(u)		1,736,875	1,671,742
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 5/31/25 (f)(h)(u)		1,541,885	1,512,142
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 8/14/26 (f)(h)(u)		168,949	166,310
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4054% 8/1/25 (f)(h)(u)		1,440,070	1,395,673
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9379% 3/3/23 (f)(h)(u)		3,037,004	2,981,427
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/30/22 (f)(h)(u)		5,870,060	5,846,580
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 4/16/25 (f)(h)(u)		3,686,570	3,574,720
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 4/16/25 (f)(h)(u)		2,590,162	2,511,576
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 4/16/25 (f)(h)(u)		7,253,807	7,040,327
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.9064% 5/4/26 (f)(h)(u)		5,035,856	4,994,663
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (f)(h)(u)		12,290,000	12,267,018
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(u)		3,350,000	3,412,813
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 7/2/25 (f)(h)(u)		8,888,247	8,880,425
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4064% 7/2/26 (f)(h)(u)		2,018,000	2,018,000
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 2/28/27 (f)(h)(u)		3,566,063	3,508,114
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1564% 6/1/25 (f)(h)(u)		3,560,000	3,473,955
			165,363,966
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (f)(h)(u)		5,190,054	5,151,129

TOTAL INFORMATION TECHNOLOGY			267,969,482

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (f)(h)(u)		2,309,253	2,303,480
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(u)		632,467	600,843
3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (f)(h)(u)		209,329	199,910
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(u)		486,393	462,074
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (f)(h)(u)		160,983	153,739
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.658% 5/7/25 (f)(h)(u)		3,121,754	2,848,601
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1564% 1/31/26 (f)(h)(u)		1,260,872	1,231,721
Emerald Performance Materials, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 8/7/25 (f)(h)(u)		1,300,000	1,300,000
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8% 7/1/26 (f)(h)(u)		1,168,200	1,149,217
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8079% 3/1/26 (f)(h)(u)		3,145,188	3,077,031
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.6875% 10/11/24 (f)(h)(u)		2,363,373	2,288,525
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (f)(h)(u)		3,835,000	3,820,619
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1641% 10/1/25 (f)(h)(u)		9,522,895	9,232,732
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.91% 4/3/25 (f)(h)(u)		2,083,688	1,981,233
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.2191% 9/22/24 (f)(h)(u)		2,954,648	2,891,389
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0579% 4/3/25 (f)(h)(u)		465,912	453,393
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2.0579% 4/3/25 (f)(h)(u)		798,566	777,108
			34,771,615
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.31% 1/4/27 (f)(h)(u)		1,404,298	1,369,191
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.5579% 2/28/25 (f)(h)(u)		3,677,113	3,585,185
			4,954,376
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1616% 11/7/25 (f)(h)(u)		5,202,405	5,046,333
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1554% 10/1/22 (f)(h)(u)		5,090,205	5,015,125
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1554% 7/1/26 (f)(h)(u)		4,455,000	4,315,247
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.5229% 4/3/24 (f)(h)(u)		618,344	586,500
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9064% 12/21/26 (f)(h)(u)		3,471,300	3,479,978
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4064% 5/16/24 (f)(h)(u)		753,348	740,323
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (f)(h)(u)		753,842	740,024
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (f)(h)(u)		1,075,440	1,066,030
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (f)(h)(u)		3,685,344	3,555,030
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.5461% 6/29/25 (f)(h)(u)		8,084,094	7,767,440
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (f)(h)(u)		4,710,000	4,700,580
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(h)(u)		2,260,810	2,192,986
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 3.9064% 7/31/26 (f)(h)(u)		1,243,750	1,223,539
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(h)(u)		1,007,383	997,310
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9064% 1/30/27 (f)(h)(u)		4,426,569	4,350,033
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 2/5/23 (f)(h)(u)		8,222,529	8,096,231
			53,872,709
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (f)(h)(u)		2,892,541	1,987,176
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 9/15/20 (f)(h)(u)		1,800,664	1,437,524
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (e)(h)(u)		5,323,461	69,205
			3,493,905
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/26/26 (f)(h)(u)		548,125	546,755
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (f)(h)(u)		965,000	967,413
			1,514,168

TOTAL MATERIALS			98,606,773

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(h)(u)		2,427,750	2,387,279
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1564% 9/18/26 (f)(h)(u)		286,131	276,608
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8564% 2/6/22 (f)(h)(u)		1,367,000	1,329,408
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9037% 6/28/23 (f)(h)(u)		1,401,680	1,366,638
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(h)(u)		1,353,313	1,244,412
			6,604,345
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(f)(h)(u)		1,000,000	995,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 8/21/25 (f)(h)(u)		7,521,674	7,189,441
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(u)		2,910,188	2,456,170
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(u)		164,139	138,532
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (f)(h)(u)		138,382	131,713
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9333% 12/22/24 (f)(h)(u)		9,592,909	9,221,184
			20,132,040

TOTAL REAL ESTATE			26,736,385

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (f)(h)(u)		10,769,227	10,576,888
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/28/24 (f)(h)(u)		1,595,086	1,581,129
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7608% 11/1/26 (f)(h)(u)		1,948,142	1,922,582
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (f)(h)(u)		1,884,666	1,694,635
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 8/28/25 (f)(h)(u)		1,427,784	1,417,075
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (f)(h)(u)		1,092,545	1,081,619
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (f)(h)(u)		6,000,000	5,955,000
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9074% 12/31/25 (f)(h)(u)		7,865,352	7,728,495
			31,957,423
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 8/13/26 (f)(h)(u)		1,308,259	1,296,812
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8125% 11/14/25 (f)(h)(u)		1,777,925	1,653,470
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (f)(h)(u)		838,218	824,245
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 6/28/26 (f)(h)(u)		320,625	317,153
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (f)(h)(u)		1,742,442	1,707,593
			4,502,461

TOTAL UTILITIES			37,756,696

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,607,331,346)			1,550,258,466

Bank Notes - 0.2%
Discover Bank:
3.2% 8/9/21		$16,424,000	$16,810,867
4.682% 8/9/28 (f)		8,844,000	9,251,974
KeyBank NA 6.95% 2/1/28		1,259,000	1,630,843
RBS Citizens NA 2.55% 5/13/21		4,182,000	4,239,030
Regions Bank 6.45% 6/26/37		15,683,000	21,821,605
Synchrony Bank 3.65% 5/24/21		14,890,000	15,114,775
TOTAL BANK NOTES
(Cost $61,271,067)			68,869,094

Preferred Securities - 0.6%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV:
2.502% (Reg. S) (f)(i)	EUR	$3,100,000	$3,542,099
2.625% (Reg. S) (f)(i)	EUR	4,100,000	4,881,658
			8,423,757
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (f)(i)	EUR	7,214,000	8,693,473
2.7%(Reg. S) (f)(i)	EUR	8,300,000	10,091,321
3.75% (f)(i)	EUR	4,600,000	5,616,478
			24,401,272
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		5,398,000	5,562,250
Danone SA 1.75% (Reg. S) (f)(i)	EUR	3,000,000	3,618,009
			9,180,259
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 3.25% (Reg. S) (f)(i)	EUR	2,900,000	3,599,021
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC:
5.25% (Reg. S) (f)(i)	EUR	1,500,000	1,792,565
6.25% (Reg. S) (f)(i)	EUR	650,000	810,221
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(i)		200,000	198,871
8% (Reg. S) (f)(i)		2,356,000	2,384,106
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(i)	EUR	3,400,000	4,036,599
Banco Do Brasil SA:
6.25% (d)(f)(i)		905,000	872,181
8.5% (d)(f)(i)		525,000	543,963
Banco Mercantil del Norte SA 7.625% (d)(f)(i)		608,000	625,821
Bank of Nova Scotia:
4.65% (f)(i)		4,078,000	4,049,341
4.9% (f)(i)		1,650,000	1,745,866
Barclays Bank PLC 7.625% 11/21/22		17,678,000	20,030,780
Barclays PLC 7.125% (f)(i)	GBP	400,000	580,920
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		300,000	298,427
HSBC Holdings PLC:
5.25% (f)(i)	EUR	2,497,000	3,089,278
6% (Reg. S) (f)(i)	EUR	540,000	700,520
Itau Unibanco Holding SA:
5.5% 8/6/22 (d)		606,000	639,291
6.125% (d)(f)(i)		625,000	616,872
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.6161% (f)(h)(i)		595,000	568,018
3 month U.S. LIBOR + 3.470% 3.7383% (f)(h)(i)		595,000	577,910
Lloyds Banking Group PLC 5.125% (f)(i)	GBP	4,020,000	5,304,208
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (e)(i)	EUR	3,246,800	4,544,774
Tinkoff Credit Systems 9.25% (Reg. S) (f)(i)		2,392,000	2,498,698
			56,509,230
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(i)		8,540,000	9,622,661
UBS AG 5.125% 5/15/24 (Reg. S)		1,220,000	1,360,672
UBS Group AG 7% (Reg. S) (f)(i)		940,000	1,097,257
			12,080,590
Insurance - 0.1%
Aviva PLC 6.125% (f)(i)	GBP	9,240,000	14,223,835
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(i)		4,797,000	4,999,483
5.875% (d)(f)(i)		3,175,000	3,434,177
			22,657,495

TOTAL FINANCIALS			91,247,315

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (f)(i)	EUR	5,080,000	6,245,764
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	7,000,000	8,282,343

TOTAL HEALTH CARE			14,528,107

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (d)(e)(i)		4,337,000	246,667
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	4,236,062

TOTAL INDUSTRIALS			4,482,729

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(i)	EUR	6,200,000	7,497,128
CPI Property Group SA 4.375% (Reg. S) (f)(i)	EUR	3,953,000	4,736,150
Deutsche Annington Finance BV 4% (Reg. S) (f)(i)	EUR	1,400,000	1,775,264
Grand City Properties SA 3.75% (f)(i)	EUR	4,400,000	5,513,707
Heimstaden Bostad AB 3.248% (Reg. S) (f)(i)	EUR	7,450,000	8,999,854
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (f)(i)	EUR	3,500,000	3,942,051
4.625% (Reg. S) (f)(i)	EUR	2,330,000	2,846,614
			35,310,768
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.25% (Reg. S) (f)(i)		3,600,000	3,788,462
Scottish & Southern Energy PLC 3.74% (Reg. S) (f)(i)	GBP	3,050,000	4,260,585
			8,049,047
TOTAL PREFERRED SECURITIES
(Cost $191,821,057)			199,222,275
		Shares	Value

Money Market Funds - 9.7%
Fidelity Cash Central Fund 0.12% (x)		1,960,286,264	1,960,678,321
Fidelity Securities Lending Cash Central Fund 0.11% (x)(y)		1,028,072,193	1,028,175,000
TOTAL MONEY MARKET FUNDS
(Cost $2,988,797,366)			2,988,853,321

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	73,600,000	$2,084,256
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	17,500,000	175,680
Option with an exercise rate of 3.75% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	10/21/20	EUR 36,000,000	254,906
Option with an exercise rate of 4.00% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	9/16/20	EUR 36,800,000	26,263

TOTAL PUT OPTIONS			2,541,105

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	73,600,000	1,746,828
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	17,500,000	869,815

TOTAL CALL OPTIONS			2,616,643

TOTAL PURCHASED SWAPTIONS
(Cost $6,193,828)			5,157,748
TOTAL INVESTMENT IN SECURITIES - 109.7%
(Cost $32,608,571,808)			33,896,709,200
NET OTHER ASSETS (LIABILITIES) - (9.7)%			(3,006,586,016)
NET ASSETS - 100%			$30,890,123,184

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 9/1/50	$(30,500,000)	$(32,104,819)
2.5% 9/1/50	(28,150,000)	(29,631,169)
2.5% 9/1/50	(28,150,000)	(29,631,169)
3% 9/1/50	(252,800,000)	(266,614,913)
3% 9/1/50	(37,200,000)	(39,232,891)
3% 9/1/50	(28,700,000)	(30,268,386)
3% 9/1/50	(36,100,000)	(38,072,778)
3% 9/1/50	(131,600,000)	(138,791,624)
3% 9/1/50	(31,700,000)	(33,432,329)
3% 9/1/50	(137,100,000)	(144,592,186)
3% 9/1/50	(36,100,000)	(38,072,778)
3% 9/1/50	(11,500,000)	(12,128,447)
3% 9/1/50	(6,550,000)	(6,907,942)
3% 9/1/50	(6,475,000)	(6,828,843)
3.5% 9/1/50	(2,400,000)	(2,531,345)
3.5% 9/1/50	(29,600,000)	(31,219,919)
3.5% 9/1/50	(4,300,000)	(4,535,326)
3.5% 9/1/50	(39,900,000)	(42,083,608)
TOTAL TBA SALE COMMITMENTS
(Proceeds $926,662,078)		$(926,680,472)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	$(1,060,920)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	29,000,000	(276,928)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(144,878)

TOTAL PUT SWAPTIONS			(1,482,726)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	26,400,000	(603,204)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	29,000,000	(1,572,191)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	20,000,000	(1,156,748)

TOTAL CALL SWAPTIONS			(3,332,143)

TOTAL WRITTEN SWAPTIONS			$(4,814,869)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	36	Sept. 2020	$3,915,554	$8,519	$8,519
Eurex Euro-Bund Contracts (Germany)	212	Sept. 2020	44,414,960	50,397	50,397
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	50	Sept. 2020	12,943,074	72,504	72,504
TME 10 Year Canadian Note Contracts (Canada)	180	Dec. 2020	20,829,685	(60,580)	(60,580)
TOTAL BOND INDEX CONTRACTS					70,840
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	24	Dec. 2020	5,302,688	890	890
CBOT 5-Year U.S. Treasury Note Contracts (United States)	667	Dec. 2020	84,062,844	31,847	31,847
CBOT Long Term U.S. Treasury Bond Contracts (United States)	170	Dec. 2020	29,872,188	(377,555)	(377,555)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	191	Dec. 2020	30,452,563	(146,356)	(146,356)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	131	Dec. 2020	28,938,719	(560,054)	(560,054)
TOTAL TREASURY CONTRACTS					(1,051,228)

TOTAL PURCHASED					(980,388)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	57	Sept. 2020	9,157,661	2,078	2,078
ICE Long Gilt Contracts (United Kingdom)	31	Dec. 2020	5,594,713	41,951	41,951
TOTAL BOND INDEX CONTRACTS					44,029
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,268	Dec. 2020	594,319,000	729,463	729,463
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,765	Dec. 2020	389,968,477	(86,191)	(86,191)
TOTAL TREASURY CONTRACTS					643,272

TOTAL SOLD					687,301

TOTAL FUTURES CONTRACTS					$(293,087)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 3.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	386,000	USD	456,711	Goldman Sachs Bank USA	10/22/20	$4,432
GBP	387,000	USD	517,251	BNP Paribas	10/22/20	228
GBP	916,000	USD	1,208,277	JPMorgan Chase Bank	10/22/20	16,557
USD	314,642	CAD	416,000	State Street Bank and Trust Co.	10/22/20	(4,332)
USD	297,712,162	EUR	251,879,000	JPMorgan Chase Bank	10/22/20	(3,200,544)
USD	667,025	EUR	564,000	State Street Bank and Trust Co.	10/22/20	(6,770)
USD	79,063,959	GBP	60,484,000	Citibank NA	10/22/20	(1,812,524)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(5,002,953)
					Unrealized Appreciation	21,217
					Unrealized Depreciation	(5,024,170)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$19,628	$0	$19,628
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 9,400,000	(351,406)	237,657	(113,749)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	8,740,000	(34,648)	3,366	(31,282)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	118,600,000	(470,166)	(1,632)	(471,798)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,200,000	(64,222)	(211,473)	(275,695)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	16,750,000	(66,402)	(233,047)	(299,449)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,000,000	(35,679)	(113,772)	(149,451)
CMBX N.A. AAA Index Series 12		Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	6,050,000	(23,984)	(74,464)	(98,448)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,370,000	(13,360)	(79,621)	(92,981)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,750,000	(38,652)	(46,658)	(85,310)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	17,400,000	(68,979)	(193,766)	(262,745)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,200,000	(24,579)	24,578	(1)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,500,000	(9,911)	(75,845)	(85,756)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	75,000	(297)	(3,526)	(3,823)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	21,140,000	(83,805)	(164,568)	(248,373)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	11,375,000	(45,094)	(315,803)	(360,897)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(87,666)	45,505	(42,161)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(12,631)	(24,086)	(36,717)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,550,000	(53,809)	29,719	(24,090)
TOTAL BUY PROTECTION							(1,465,662)	(1,197,436)	(2,663,098)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	126,810	0	126,810

TOTAL CREDIT DEFAULT SWAPS							$(1,338,852)	$(1,197,436)	$(2,536,288)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$202,013,000	$135,888	$0	$135,888
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	9,520,000	(1,658)	0	(1,658)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2030	22,225,000	(43,253)	0	(43,253)

TOTAL INTEREST RATE SWAPS							$90,977	$0	$90,977

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $713,900 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,987,006,685 or 19.4% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Security or a portion of the security is on loan at period end.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,424,600.

 (l) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,908,907.

 (m) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,695,080.

 (n) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $819,843.

 (o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (s) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (t) Non-income producing

 (u) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (v) The coupon rate will be determined upon settlement of the loan after period end.

 (w) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $143,837 and $145,281, respectively.

 (x) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (y) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$713,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,876,916
Fidelity Securities Lending Cash Central Fund	60,434
Total	$8,937,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $1,528,757,366. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $10,840 and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $19,097,899,439 and $18,665,989,324, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$200,545	$165,899	$46	$34,600
Consumer Discretionary	--	--	--	--
Energy	3,570,539	67,811	--	3,502,728
Financials	2,513,189	2,513,189	--	--
Industrials	72,900	--	--	72,900
Real Estate	7,850,285	7,348,947	501,338	--
Utilities	3,104,500	--	--	3,104,500
Corporate Bonds	11,856,201,230	--	11,855,487,329	713,901
U.S. Government and Government Agency Obligations	8,222,587,573	--	8,222,587,573	--
U.S. Government Agency - Mortgage Securities	5,635,243,600	--	5,635,243,600	--
Asset-Backed Securities	1,217,512,417	--	1,217,512,261	156
Collateralized Mortgage Obligations	330,532,485	--	330,532,006	479
Commercial Mortgage Securities	1,003,459,159	--	996,226,266	7,232,893
Municipal Securities	202,530,073	--	202,530,073	--
Foreign Government and Government Agency Obligations	570,619,021	--	570,619,021	--
Supranational Obligations	28,350,780	--	28,350,780	--
Bank Loan Obligations	1,550,258,466	--	1,531,660,869	18,597,597
Bank Notes	68,869,094	--	68,869,094	--
Preferred Securities	199,222,275	--	199,222,275	--
Money Market Funds	2,988,853,321	2,988,853,321	--	--
Purchased Swaptions	5,157,748	--	5,157,748	--
Total Investments in Securities:	$33,896,709,200	$2,998,949,167	$30,864,500,279	$33,259,754
Derivative Instruments:
Assets
Futures Contracts	$937,649	$937,649	$--	$--
Forward Foreign Currency Contracts	21,217	--	21,217	--
Swaps	282,326	--	282,326	--
Total Assets	$1,241,192	$937,649	$303,543	$--
Liabilities
Futures Contracts	$(1,230,736)	$(1,230,736)	$--	$--
Forward Foreign Currency Contracts	(5,024,170)	--	(5,024,170)	--
Swaps	(1,530,201)	--	(1,530,201)	--
Written Swaptions	(4,814,869)	--	(4,814,869)	--
Total Liabilities	$(12,599,976)	$(1,230,736)	$(11,369,240)	$--
Total Derivative Instruments:	$(11,358,784)	$(293,087)	$(11,065,697)	$--
Other Financial Instruments:
TBA Sale Commitments	$(926,680,472)	$--	$(926,680,472)	$--
Total Other Financial Instruments:	$(926,680,472)	$--	$(926,680,472)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$281,169	$0
Swaps(b)	146,438	(1,485,290)
Total Credit Risk	427,607	(1,485,290)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	21,217	(5,024,170)
Total Foreign Exchange Risk	21,217	(5,024,170)
Interest Rate Risk
Futures Contracts(d)	937,649	(1,230,736)
Purchased Swaptions(a)	4,876,579	0
Swaps(b)	135,888	(44,911)
Written Swaptions(e)	0	(4,814,869)
Total Interest Rate Risk	5,950,116	(6,090,516)
Total Value of Derivatives	$6,398,940	$(12,599,976)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.7%
Cayman Islands	2.9%
United Kingdom	2.4%
Mexico	1.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $1,010,847,500) — See accompanying schedule: Unaffiliated issuers (cost $29,619,774,442)	$30,907,855,879
Fidelity Central Funds (cost $2,988,797,366)	2,988,853,321
Total Investment in Securities (cost $32,608,571,808)		$33,896,709,200
Segregated cash with brokers for derivative instruments		3,332,508
Cash		1,832,426
Foreign currency held at value (cost $1,242,738)		1,253,023
Receivable for investments sold		31,040,760
Receivable for premium on written options		4,776,199
Receivable for TBA sale commitments		926,662,078
Unrealized appreciation on forward foreign currency contracts		21,217
Receivable for fund shares sold		72,277,253
Dividends receivable		134,091
Interest receivable		190,624,093
Distributions receivable from Fidelity Central Funds		196,933
Receivable for daily variation margin on centrally cleared OTC swaps		90,720
Receivable from investment adviser for expense reductions		162,552
Other receivables		180,448
Total assets		35,129,293,501
Liabilities
Payable for investments purchased
Regular delivery	$335,925,376
Delayed delivery	1,747,748,721
TBA sale commitments, at value	$926,680,472
Unrealized depreciation on forward foreign currency contracts	5,024,170
Payable for fund shares redeemed	170,583,376
Distributions payable	5,990,362
Bi-lateral OTC swaps, at value	1,485,290
Accrued management fee	7,680,291
Distribution and service plan fees payable	413,743
Payable for daily variation margin on futures contracts	463,111
Written options, at value (premium receivable $4,776,199)	4,814,869
Other affiliated payables	3,928,034
Other payables and accrued expenses	257,502
Collateral on securities loaned	1,028,175,000
Total liabilities		4,239,170,317
Net Assets		$30,890,123,184
Net Assets consist of:
Paid in capital		$28,798,246,424
Total accumulated earnings (loss)		2,091,876,760
Net Assets		$30,890,123,184
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($803,221,556 ÷ 69,697,143 shares)(a)		$11.52
Maximum offering price per share (100/96.00 of $11.52)		$12.00
Class M:
Net Asset Value and redemption price per share ($369,849,834 ÷ 32,150,719 shares)(a)		$11.50
Maximum offering price per share (100/96.00 of $11.50)		$11.98
Class C:
Net Asset Value and offering price per share ($205,949,229 ÷ 17,865,824 shares)(a)		$11.53
Total Bond:
Net Asset Value, offering price and redemption price per share ($16,158,697,349 ÷ 1,402,758,797 shares)		$11.52
Class I:
Net Asset Value, offering price and redemption price per share ($7,629,090,657 ÷ 663,308,742 shares)		$11.50
Class Z:
Net Asset Value, offering price and redemption price per share ($5,723,314,559 ÷ 497,574,717 shares)		$11.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$11,765,329
Interest (including $395,039 from security lending)		853,290,117
Income from Fidelity Central Funds (including $60,434 from security lending)		8,937,350
Total income		873,992,796
Expenses
Management fee	$83,034,191
Transfer agent fees	29,180,217
Distribution and service plan fees	4,344,041
Fund wide operations fee	13,317,808
Independent trustees' fees and expenses	88,064
Legal	259
Commitment fees	64,687
Total expenses before reductions	130,029,267
Expense reductions	(2,009,401)
Total expenses after reductions		128,019,866
Net investment income (loss)		745,972,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,045,149,589
Fidelity Central Funds	10,840
Forward foreign currency contracts	(16,763,784)
Foreign currency transactions	29,411
Futures contracts	(21,999,767)
Swaps	7,754,668
Written options	(1,806,428)
Total net realized gain (loss)		1,012,374,529
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	256,571,779
Forward foreign currency contracts	(8,461,321)
Assets and liabilities in foreign currencies	561,068
Futures contracts	52,711
Swaps	(5,451,687)
Written options	494,919
Delayed delivery commitments	818,564
Total change in net unrealized appreciation (depreciation)		244,586,033
Net gain (loss)		1,256,960,562
Net increase (decrease) in net assets resulting from operations		$2,002,933,492

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$745,972,930	$744,210,276
Net realized gain (loss)	1,012,374,529	(250,784,139)
Change in net unrealized appreciation (depreciation)	244,586,033	1,485,700,514
Net increase (decrease) in net assets resulting from operations	2,002,933,492	1,979,126,651
Distributions to shareholders	(746,783,446)	(786,724,462)
Share transactions - net increase (decrease)	4,325,205,959	(8,154,120,356)
Total increase (decrease) in net assets	5,581,356,005	(6,961,718,167)
Net Assets
Beginning of period	25,308,767,179	32,270,485,346
End of period	$30,890,123,184	$25,308,767,179

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.38	$10.77	$10.87	$10.53
Income from Investment Operations
Net investment income (loss)A	.269	.300	.273	.272	.312
Net realized and unrealized gain (loss)	.521	.646	(.375)	(.086)	.377
Total from investment operations	.790	.946	(.102)	.186	.689
Distributions from net investment income	(.260)	(.326)	(.263)	(.258)	(.290)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.270)	(.326)	(.288)	(.286)	(.349)
Net asset value, end of period	$11.52	$11.00	$10.38	$10.77	$10.87
Total ReturnB,C	7.30%	9.32%	(.95)%	1.77%	6.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.42%	2.87%	2.60%	2.53%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$803,222	$614,156	$475,569	$521,557	$1,233,806
Portfolio turnover rateF	222%	170%G	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.36	$10.75	$10.85	$10.51
Income from Investment Operations
Net investment income (loss)A	.268	.300	.272	.267	.309
Net realized and unrealized gain (loss)	.522	.646	(.375)	(.083)	.378
Total from investment operations	.790	.946	(.103)	.184	.687
Distributions from net investment income	(.260)	(.326)	(.262)	(.256)	(.288)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.270)	(.326)	(.287)	(.284)	(.347)
Net asset value, end of period	$11.50	$10.98	$10.36	$10.75	$10.85
Total ReturnB,C	7.31%	9.33%	(.96)%	1.76%	6.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.76%	.77%
Expenses net of all reductions	.75%	.75%	.76%	.76%	.77%
Net investment income (loss)	2.42%	2.86%	2.60%	2.53%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$369,850	$343,191	$307,837	$287,111	$155,518
Portfolio turnover rateF	222%	170%G	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$10.39	$10.77	$10.87	$10.53
Income from Investment Operations
Net investment income (loss)A	.184	.220	.193	.188	.231
Net realized and unrealized gain (loss)	.521	.646	(.365)	(.084)	.378
Total from investment operations	.705	.866	(.172)	.104	.609
Distributions from net investment income	(.175)	(.246)	(.183)	(.176)	(.210)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.185)	(.246)	(.208)	(.204)	(.269)
Net asset value, end of period	$11.53	$11.01	$10.39	$10.77	$10.87
Total ReturnB,C	6.49%	8.49%	(1.60)%	.99%	5.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.51%	1.52%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.51%	1.52%	1.52%	1.52%	1.52%
Net investment income (loss)	1.66%	2.10%	1.84%	1.77%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$205,949	$153,944	$168,366	$190,273	$186,380
Portfolio turnover rateF	222%	170%G	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$10.38	$10.76	$10.86	$10.53
Income from Investment Operations
Net investment income (loss)A	.301	.333	.305	.302	.343
Net realized and unrealized gain (loss)	.522	.645	(.365)	(.085)	.368
Total from investment operations	.823	.978	(.060)	.217	.711
Distributions from net investment income	(.293)	(.358)	(.295)	(.289)	(.322)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.303)	(.358)	(.320)	(.317)	(.381)
Net asset value, end of period	$11.52	$11.00	$10.38	$10.76	$10.86
Total ReturnB	7.62%	9.65%	(.55)%	2.07%	6.94%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.72%	3.17%	2.90%	2.84%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$16,158,697	$14,074,694	$23,868,572	$23,732,156	$20,469,677
Portfolio turnover rateE	222%	170%F	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.36	$10.75	$10.85	$10.51
Income from Investment Operations
Net investment income (loss)A	.296	.326	.299	.295	.337
Net realized and unrealized gain (loss)	.521	.646	(.374)	(.083)	.378
Total from investment operations	.817	.972	(.075)	.212	.715
Distributions from net investment income	(.287)	(.352)	(.290)	(.284)	(.316)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.297)	(.352)	(.315)	(.312)	(.375)
Net asset value, end of period	$11.50	$10.98	$10.36	$10.75	$10.85
Total ReturnB	7.58%	9.61%	(.70)%	2.02%	6.99%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.67%	3.12%	2.85%	2.79%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$7,629,091	$6,348,237	$4,959,911	$4,481,725	$2,846,878
Portfolio turnover rateE	222%	170%F	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

Years ended August 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.36	$10.75	$10.85	$10.51
Income from Investment Operations
Net investment income (loss)A	.311	.340	.312	.310	.352
Net realized and unrealized gain (loss)	.522	.647	(.373)	(.083)	.378
Total from investment operations	.833	.987	(.061)	.227	.730
Distributions from net investment income	(.303)	(.367)	(.304)	(.299)	(.331)
Distributions from net realized gain	(.010)	–	(.025)	(.028)	(.059)
Total distributions	(.313)	(.367)	(.329)	(.327)	(.390)
Net asset value, end of period	$11.50	$10.98	$10.36	$10.75	$10.85
Total ReturnB,C	7.73%	9.76%	(.56)%	2.16%	7.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	2.81%	3.26%	2.99%	2.93%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$5,723,315	$3,774,546	$2,490,230	$1,473,993	$811,440
Portfolio turnover rateF	222%	170%G	109%	137%	134%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $257,511 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, partnerships, certain conversion ratio adjustments, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and future transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,814,056,267
Gross unrealized depreciation	(527,142,031)
Net unrealized appreciation (depreciation)	$1,286,914,236
Tax Cost	$32,593,096,373

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$475,056,047
Undistributed long-term capital gain	$380,762,023
Net unrealized appreciation (depreciation) on securities and other investments	$1,236,316,205

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$746,783,446	$ 786,724,462

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$2,168,852	$(516,355)
Swaps	3,788,254	(1,285,859)
Total Credit Risk	5,957,106	(1,802,214)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(16,763,784)	(8,461,321)
Total Foreign Exchange Risk	(16,763,784)	(8,461,321)
Interest Rate Risk
Futures Contracts	(21,999,767)	52,711
Purchased Options	10,755,527	(4,309,258)
Swaps	3,966,414	(4,165,828)
Written Options	(1,806,428)	494,919
Total Interest Rate Risk	(9,084,254)	(7,927,456)
Totals	$(19,890,932)	$(18,190,991)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	31,305,308,028	26,419,445,027

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,727,113	$99,822
Class M	-%	.25%	861,909	–
Class C	.75%	.25%	1,755,019	404,254
			$4,344,041	$504,076

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$156,262
Class M	18,120
Class C(a)	34,347
$208,729

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,023,580.15
Class M	513,590.15
Class C	286,703.16
Total Bond	14,808,041.10
Class I	10,230,251.15
Class Z	2,318,052.05
	$29,180,217

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .05% of average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 1,163,589,914 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $11,926,796,615. The Fund had a net realized loss of $(214,083,908) on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed 11,848,341 shares of Fidelity Real Estate High Income Fund in exchange for investments, including accrued interest, and cash valued at $100,000,000. The Fund recognized no gains or losses on the exchanges for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,126.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Total Bond Fund	$64,687

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $7,299. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$1,853,434

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,880 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $154,087.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2020	Year ended August 31, 2019
Distributions to shareholders
Class A	$16,714,833	$15,968,144
Class M	8,396,556	9,805,670
Class C	2,900,291	3,614,324
Total Bond	404,493,311	475,864,517
Class I	184,674,024	178,636,008
Class Z	129,604,431	102,835,799
Total	$746,783,446	$786,724,462

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2020	Year ended August 31, 2019
Class A
Shares sold	29,854,890	24,198,183	$331,107,835	$254,513,928
Reinvestment of distributions	1,468,387	1,492,321	16,320,291	15,657,471
Shares redeemed	(17,448,076)	(15,674,180)	(191,741,768)	(163,799,356)
Net increase (decrease)	13,875,201	10,016,324	$155,686,358	$106,372,043
Class M
Shares sold	11,064,812	8,946,514	$122,561,801	$93,946,756
Reinvestment of distributions	754,731	933,995	8,365,876	9,770,428
Shares redeemed	(10,916,621)	(8,334,375)	(119,616,958)	(87,244,896)
Net increase (decrease)	902,922	1,546,134	$11,310,719	$16,472,288
Class C
Shares sold	8,690,142	5,850,080	$96,720,174	$61,658,608
Reinvestment of distributions	247,759	331,495	2,752,721	3,464,378
Shares redeemed	(5,059,264)	(8,405,497)	(55,843,145)	(88,170,449)
Net increase (decrease)	3,878,637	(2,223,922)	$43,629,750	$(23,047,463)
Total Bond
Shares sold	532,678,286	445,657,685	$5,909,244,863	$4,676,434,511
Reinvestment of distributions	33,428,289	41,056,785	371,190,636	429,605,803
Shares redeemed	(443,133,860)	(1,506,783,456)(a)	(4,861,438,152)	(15,501,131,380)(a)
Net increase (decrease)	122,972,715	(1,020,068,986)	$1,418,997,347	$(10,395,091,066)
Class I
Shares sold	283,661,978	233,921,906	$3,142,136,041	$2,456,738,444
Reinvestment of distributions	15,737,116	16,229,107	174,519,288	169,991,345
Shares redeemed	(214,238,909)	(150,655,667)	(2,347,757,883)	(1,573,748,896)
Net increase (decrease)	85,160,185	99,495,346	$968,897,446	$1,052,980,893
Class Z
Shares sold	273,488,276	170,891,445	$3,030,416,741	$1,792,543,734
Reinvestment of distributions	9,048,255	7,903,137	100,432,005	82,904,413
Shares redeemed	(128,695,767)	(75,375,423)	(1,404,164,407)	(787,255,198)
Net increase (decrease)	153,840,764	103,419,159	$1,726,684,339	$1,088,192,949

 (a) Amount includes in-kind redemptions (see the Prior Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 15, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Total Bond Fund
Class A	.74%
Actual		$1,000.00	$1,041.00	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class M	.74%
Actual		$1,000.00	$1,041.10	$3.80
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class C	1.50%
Actual		$1,000.00	$1,038.00	$7.68
Hypothetical-C		$1,000.00	$1,017.60	$7.61
Total Bond	.45%
Actual		$1,000.00	$1,042.60	$2.31
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,042.40	$2.57
Hypothetical-C		$1,000.00	$1,022.62	$2.54
Class Z	.36%
Actual		$1,000.00	$1,043.10	$1.85
Hypothetical-C		$1,000.00	$1,023.33	$1.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Total Bond Fund
Class A	10/12/20	10/09/20	$0.306
Class M	10/12/20	10/09/20	$0.306
Class C	10/12/20	10/09/20	$0.306
Total Bond	10/12/20	10/09/20	$0.306
Class I	10/12/20	10/09/20	$0.306
Class Z	10/12/20	10/09/20	$0.306

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $380,762,023, or, if subsequently determined to be different, the net capital gain of such year.

A total of 16.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $397,742,217 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

TBD-ANN-1020
1.789692.118

Fidelity Flex® Funds

Fidelity Flex® Core Bond Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Life of fundA
Fidelity Flex® Core Bond Fund	9.30%	6.42%

 A From March 7, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Core Bond Fund on March 7, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,426	Fidelity Flex® Core Bond Fund
$12,016	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Lead Portfolio Manager Ford O'Neil:  For the fiscal year, the fund gained 9.30%, significantly outpacing the 6.47% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to add significantly to our exposure to this asset class during the broad market sell-off beginning in March, added notable relative value the past 12 months. Security selection among investment-grade corporates also produced a positive relative result, with spring 2020 additions of high-quality names including Coca-Cola, Pepsi, Boeing, Disney, Comcast, Wells Fargo and Berkshire Hathaway Energy, among others, contributing on a relative basis. By period end, we had reduced our investment-grade corporate holdings, given our view that some didn’t offer much more potential for continued outperformance. Underweighting U.S. Treasuries also boosted relative performance, as did spring additions of higher-quality sovereign debt from Qatar and Abu Dhabi. From an asset allocation standpoint, a meaningful non-benchmark position in Treasury Inflation-Protected Securities (TIPS) also helped, but investments in high-yield securities, lower-quality emerging markets debt and commercial mortgage-backed securities detracted. Certain holdings tied to energy, as well securities issued by airline leasing companies, including bonds and asset-backed securities such as collateralized loan obligations, also hurt on a relative basis.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2020
U.S. Government and U.S. Government Agency Obligations	43.3%
AAA	4.3%
AA	2.1%
A	8.5%
BBB	20.7%
BB and Below	20.4%
Not Rated	2.3%
Short-Term Investments and Net Other Assets*	(1.6)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*,**,***
Corporate Bonds	41.9%
U.S. Government and U.S. Government Agency Obligations	43.3%
Asset-Backed Securities	4.9%
CMOs and Other Mortgage Related Securities	2.1%
Municipal Bonds	0.5%
Other Investments	8.9%
Short-Term Investments and Net Other Assets (Liabilities)†	(1.6)%

 * Foreign investments - 15%

 ** Futures and Swaps - 2.7%

 *** Written options - (1.8)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
4.1% 2/15/28	$16,000	$18,679
4.45% 4/1/24	3,000	3,369
4.5% 3/9/48	150,000	175,689
5.15% 11/15/46	50,000	62,433
6.2% 3/15/40	40,000	54,632
6.3% 1/15/38	50,000	70,020
Verizon Communications, Inc.:
3% 3/22/27	13,000	14,512
4.862% 8/21/46	57,000	76,518
5.012% 4/15/49	37,000	51,343
5.5% 3/16/47	11,000	16,040
		543,235
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	100,000	118,465
4.7% 3/23/50	74,000	97,821
		216,286
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	52,356
5.375% 5/1/47	55,000	66,190
5.75% 4/1/48	100,000	124,910
Comcast Corp.:
3.9% 3/1/38	6,000	7,172
4.65% 7/15/42	14,000	18,043
6.45% 3/15/37	15,000	22,581
Discovery Communications LLC:
3.625% 5/15/30	30,000	33,198
4.65% 5/15/50	81,000	92,519
Fox Corp.:
3.666% 1/25/22	4,000	4,177
4.03% 1/25/24	6,000	6,631
4.709% 1/25/29	9,000	10,801
5.476% 1/25/39	9,000	11,892
5.576% 1/25/49	6,000	8,231
Time Warner Cable, Inc.:
4% 9/1/21	80,000	81,855
5.875% 11/15/40	100,000	126,737
7.3% 7/1/38	120,000	170,423
		837,716
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	60,000	67,855
3.875% 4/15/30 (a)	100,000	114,291
4.375% 4/15/40 (a)	13,000	15,635
4.5% 4/15/50 (a)	26,000	31,758
		229,539

TOTAL COMMUNICATION SERVICES		1,826,776

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.8%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	206,850
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	200,000	207,527
3.125% 5/12/23 (a)	200,000	212,219
		626,596
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	17,000	19,431
3.6% 7/1/30	20,000	23,261
4.2% 4/1/50	10,000	12,203
		54,895
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	15,000	15,492
3% 11/19/24	34,000	36,005
		51,497
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	7,000	8,201
AutoZone, Inc.:
3.625% 4/15/25	12,000	13,458
4% 4/15/30	55,000	65,442
Lowe's Companies, Inc.:
4.5% 4/15/30	39,000	48,336
5% 4/15/40	25,000	33,082
5.125% 4/15/50	30,000	41,337
O'Reilly Automotive, Inc. 4.2% 4/1/30	12,000	14,430
TJX Companies, Inc.:
3.75% 4/15/27	44,000	50,620
3.875% 4/15/30	85,000	100,852
		375,758

TOTAL CONSUMER DISCRETIONARY		1,108,746

CONSUMER STAPLES - 2.5%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	148,350
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	100,000	114,486
4.35% 6/1/40	35,000	40,659
4.5% 6/1/50	100,000	121,025
4.6% 6/1/60	38,000	46,420
4.75% 4/15/58	27,000	33,399
5.45% 1/23/39	20,000	25,441
5.55% 1/23/49	204,000	275,308
5.8% 1/23/59 (Reg. S)	34,000	48,313
The Coca-Cola Co.:
3.375% 3/25/27	63,000	72,670
3.45% 3/25/30	35,000	41,807
		967,878
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	28,000	33,141
5.95% 4/1/30	30,000	37,824
6.6% 4/1/40	30,000	39,955
6.6% 4/1/50	30,000	41,383
		152,303
Food Products - 0.1%
Conagra Brands, Inc. 3.8% 10/22/21	8,000	8,299
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	70,000	79,450
		87,749
Tobacco - 0.9%
Altria Group, Inc.:
3.875% 9/16/46	30,000	31,132
4.25% 8/9/42	27,000	28,545
4.5% 5/2/43	80,000	87,405
4.8% 2/14/29	216,000	258,321
BAT Capital Corp. 4.906% 4/2/30	100,000	118,907
Reynolds American, Inc. 7.25% 6/15/37	75,000	100,416
		624,726

TOTAL CONSUMER STAPLES		1,832,656

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	29,228
8.125% 9/15/30	26,000	27,867
Amerada Hess Corp. 7.125% 3/15/33	100,000	123,478
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	27,246
5.85% 2/1/35	25,000	30,761
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	23,041
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	29,098
5.8% 6/1/45	10,000	12,741
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	105,000	81,244
DCP Midstream Operating LP 3.875% 3/15/23	20,000	20,250
Enbridge, Inc.:
4% 10/1/23	20,000	21,736
4.25% 12/1/26	25,000	28,893
Encana Corp.:
5.15% 11/15/41	148,000	104,233
6.625% 8/15/37	15,000	14,494
Energy Transfer Partners LP:
3.75% 5/15/30	22,000	21,815
4.2% 9/15/23	6,000	6,364
4.25% 3/15/23	7,000	7,376
4.95% 6/15/28	172,000	184,222
5% 5/15/50	49,000	46,855
5.8% 6/15/38	12,000	12,118
6% 6/15/48	8,000	8,198
Exxon Mobil Corp. 3.482% 3/19/30	160,000	185,753
Hess Corp. 4.3% 4/1/27	8,000	8,514
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,000	10,510
6.55% 9/15/40	65,000	80,458
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	14,803
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,810
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (b)(c)	12,000	12,000
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (b)(c)	18,000	18,002
4.5% 7/15/23	10,000	10,827
4.8% 2/15/29	6,000	6,947
4.875% 12/1/24	14,000	15,799
5.5% 2/15/49	17,000	20,073
Occidental Petroleum Corp.:
2.7% 8/15/22	11,000	10,815
2.9% 8/15/24	35,000	32,200
3.2% 8/15/26	5,000	4,384
3.5% 8/15/29	104,000	89,440
4.3% 8/15/39	2,000	1,540
4.4% 8/15/49	92,000	70,840
5.55% 3/15/26	50,000	49,750
6.2% 3/15/40	10,000	9,500
6.6% 3/15/46	36,000	35,751
7.5% 5/1/31	40,000	42,400
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	53,000	55,161
6.9% 3/19/49	125,000	142,567
7.25% 3/17/44	110,000	129,078
Petroleos Mexicanos:
5.95% 1/28/31 (a)	130,000	116,955
6.35% 2/12/48	246,000	198,404
6.49% 1/23/27 (a)	20,000	19,702
6.5% 3/13/27	20,000	19,710
6.75% 9/21/47	210,000	174,542
6.84% 1/23/30 (a)	378,000	364,392
6.95% 1/28/60 (a)	88,000	73,141
7.69% 1/23/50 (a)	15,000	13,376
Phillips 66 Co.:
3.7% 4/6/23	4,000	4,306
3.85% 4/9/25	5,000	5,590
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	200,000	199,060
3.6% 11/1/24	10,000	10,466
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,000	10,535
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	68,000	77,847
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	49,952
The Williams Companies, Inc.:
3.5% 11/15/30	74,000	81,310
4.55% 6/24/24	70,000	78,621
5.75% 6/24/44	35,000	41,926
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	10,000	10,911
3.95% 5/15/50 (a)	33,000	35,786
Valero Energy Corp.:
2.7% 4/15/23	15,000	15,679
2.85% 4/15/25	9,000	9,625
Western Gas Partners LP:
4.65% 7/1/26	35,000	35,788
4.75% 8/15/28	6,000	6,101
Williams Partners LP 4.3% 3/4/24	100,000	109,795
		3,717,700
FINANCIALS - 15.1%
Banks - 6.0%
Bank of America Corp.:
3.004% 12/20/23 (b)	114,000	120,143
3.5% 4/19/26	160,000	181,256
3.705% 4/24/28 (b)	29,000	32,864
3.974% 2/7/30 (b)	325,000	379,312
Barclays PLC:
2.852% 5/7/26 (b)	200,000	211,179
4.375% 1/12/26	200,000	227,418
BNP Paribas SA 2.219% 6/9/26 (a)(b)	200,000	208,562
CIT Group, Inc. 3.929% 6/19/24 (b)	10,000	10,323
Citigroup, Inc.:
3.142% 1/24/23 (b)	23,000	23,799
3.352% 4/24/25 (b)	36,000	39,161
4.3% 11/20/26	9,000	10,372
4.4% 6/10/25	81,000	92,306
4.412% 3/31/31 (b)	108,000	131,165
4.45% 9/29/27	393,000	456,181
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	270,013
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	37,000	39,723
3.797% 7/23/24 (b)	35,000	38,107
4.452% 12/5/29 (b)	300,000	361,984
4.493% 3/24/31 (b)	100,000	122,989
NatWest Markets PLC 2.375% 5/21/23 (a)	200,000	206,625
Regions Financial Corp. 2.25% 5/18/25	57,000	60,515
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	40,000	42,801
5.125% 5/28/24	165,000	182,746
6% 12/19/23	175,000	197,302
6.1% 6/10/23	150,000	166,812
6.125% 12/15/22	80,000	87,824
Wells Fargo & Co.:
2.406% 10/30/25 (b)	46,000	48,461
4.478% 4/4/31 (b)	149,000	181,902
5.013% 4/4/51 (b)	214,000	291,329
Westpac Banking Corp. 4.11% 7/24/34 (b)	27,000	30,477
		4,453,651
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	24,254
Ares Capital Corp.:
3.875% 1/15/26	72,000	73,064
4.2% 6/10/24	63,000	65,237
Credit Suisse Group AG 2.193% 6/5/26 (a)(b)	250,000	258,457
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	100,807
4.1% 1/13/26	100,000	106,500
5% 2/14/22	48,000	50,503
5.882% 7/8/31 (b)	250,000	265,657
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	174,434
3.2% 2/23/23	35,000	37,246
3.691% 6/5/28 (b)	170,000	192,634
3.75% 5/22/25	50,000	55,996
3.8% 3/15/30	180,000	209,672
3.814% 4/23/29 (b)	75,000	85,918
6.75% 10/1/37	113,000	165,089
Moody's Corp.:
3.25% 1/15/28	10,000	11,255
3.75% 3/24/25	52,000	58,755
4.875% 2/15/24	9,000	10,195
Morgan Stanley:
3.125% 7/27/26	271,000	302,386
3.622% 4/1/31 (b)	102,000	118,455
3.737% 4/24/24 (b)	115,000	124,253
4.431% 1/23/30 (b)	197,000	237,686
5% 11/24/25	35,000	41,156
5.75% 1/25/21	150,000	153,224
State Street Corp. 2.825% 3/30/23 (a)(b)	7,000	7,254
		2,930,087
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	144,287
4.45% 4/3/26	150,000	151,190
6.5% 7/15/25	150,000	163,141
Ally Financial, Inc.:
3.05% 6/5/23	80,000	83,019
5.125% 9/30/24	21,000	23,500
5.8% 5/1/25	49,000	56,644
8% 11/1/31	23,000	31,245
Capital One Financial Corp.:
2.6% 5/11/23	64,000	67,108
3.65% 5/11/27	116,000	129,064
3.8% 1/31/28	22,000	24,569
Discover Financial Services:
3.95% 11/6/24	80,000	88,066
4.1% 2/9/27	76,000	84,606
4.5% 1/30/26	74,000	84,823
Ford Motor Credit Co. LLC:
4.063% 11/1/24	200,000	202,844
5.584% 3/18/24	200,000	213,230
Synchrony Financial:
2.85% 7/25/22	11,000	11,325
3.95% 12/1/27	217,000	228,685
4.375% 3/19/24	13,000	14,028
5.15% 3/19/29	50,000	57,156
Toyota Motor Credit Corp. 2.9% 3/30/23	79,000	84,010
		1,942,540
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	36,104
3.85% 2/1/25	85,000	90,124
4.05% 7/1/30	44,000	47,208
4.125% 5/15/29	37,000	40,039
Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,465
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	145,000	142,983
Pine Street Trust I 4.572% 2/15/29 (a)	100,000	114,935
Pine Street Trust II 5.568% 2/15/49 (a)	100,000	122,778
Voya Financial, Inc. 3.125% 7/15/24	12,000	12,914
		613,550
Insurance - 1.8%
AIA Group Ltd. 3.375% 4/7/30 (a)	200,000	223,996
American International Group, Inc.:
2.5% 6/30/25	100,000	106,931
3.4% 6/30/30	100,000	110,725
Five Corners Funding Trust II 2.85% 5/15/30 (a)	100,000	106,842
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	20,000	24,325
4.9% 3/15/49	4,000	5,616
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.57% 5/28/21 (a)(b)(c)	195,000	195,362
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	57,644
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	49,399
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	34,000	35,063
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	90,755
Unum Group:
3.875% 11/5/25	175,000	189,374
4% 6/15/29	31,000	33,880
4.5% 3/15/25	60,000	66,724
		1,296,636

TOTAL FINANCIALS		11,236,464

HEALTH CARE - 1.6%
Biotechnology - 0.2%
AbbVie, Inc. 3.45% 3/15/22 (a)	40,000	41,572
Upjohn, Inc.:
1.125% 6/22/22 (a)	27,000	27,243
1.65% 6/22/25 (a)	9,000	9,244
2.7% 6/22/30 (a)	44,000	45,899
3.85% 6/22/40 (a)	19,000	20,588
4% 6/22/50 (a)	33,000	35,932
		180,478
Health Care Providers & Services - 1.2%
Centene Corp.:
3.375% 2/15/30	35,000	36,400
4.25% 12/15/27	35,000	36,750
4.625% 12/15/29	55,000	60,271
4.75% 1/15/25	30,000	30,857
Cigna Corp.:
4.375% 10/15/28	133,000	159,165
4.8% 8/15/38	21,000	26,420
4.9% 12/15/48	21,000	27,744
CVS Health Corp.:
3% 8/15/26	5,000	5,486
3.25% 8/15/29	11,000	12,201
3.625% 4/1/27	18,000	20,382
3.75% 4/1/30	35,000	40,426
4.1% 3/25/25	15,000	17,105
4.125% 4/1/40	24,000	27,886
4.25% 4/1/50	7,000	8,298
4.3% 3/25/28	191,000	224,858
4.78% 3/25/38	29,000	35,523
5.05% 3/25/48	26,000	33,750
Toledo Hospital:
5.325% 11/15/28	12,000	13,083
6.015% 11/15/48	51,000	58,383
UnitedHealth Group, Inc. 2.75% 5/15/40	13,000	13,711
		888,699
Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	5,000	5,119
5.272% 8/28/23 (b)	18,000	19,948
5.9% 8/28/28 (b)	7,000	8,352
Mylan NV:
3.15% 6/15/21	50,000	50,930
3.95% 6/15/26	20,000	22,664
4.55% 4/15/28	20,000	23,396
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	15,000	15,302
Zoetis, Inc. 3.45% 11/13/20	15,000	15,052
		160,763

TOTAL HEALTH CARE		1,229,940

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	44,505
The Boeing Co.:
5.04% 5/1/27	31,000	34,110
5.15% 5/1/30	31,000	34,710
5.705% 5/1/40	30,000	34,783
5.93% 5/1/60	30,000	36,590
		184,698
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	30,000	26,659
3.625% 5/1/22 (a)	10,000	9,678
3.95% 7/1/24 (a)	13,000	12,010
4.375% 5/1/26 (a)	10,000	9,209
		57,556
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	10,000	10,026
3.375% 7/1/25	56,000	56,989
3.875% 7/3/23	38,000	39,478
4.25% 2/1/24	29,000	30,262
International Lease Finance Corp. 5.875% 8/15/22	100,000	108,333
		245,088

TOTAL INDUSTRIALS		487,342

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	100,000	110,433
5.85% 7/15/25 (a)	13,000	15,250
6.02% 6/15/26 (a)	25,000	29,433
6.1% 7/15/27 (a)	23,000	27,068
6.2% 7/15/30 (a)	20,000	24,232
		206,416
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	61,000	63,698
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	69,000	75,690
3.6% 4/1/40	70,000	78,894
		154,584

TOTAL INFORMATION TECHNOLOGY		424,698

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	59,000	69,807
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	42,000	53,295
Boston Properties, Inc.:
3.25% 1/30/31	34,000	37,046
4.5% 12/1/28	19,000	22,463
Corporate Office Properties LP 5.25% 2/15/24	157,000	169,951
Duke Realty LP 3.625% 4/15/23	50,000	53,185
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	10,000	10,557
3.5% 8/1/26	10,000	11,002
Healthpeak Properties, Inc.:
3.25% 7/15/26	4,000	4,476
3.5% 7/15/29	5,000	5,607
Hudson Pacific Properties LP 4.65% 4/1/29	54,000	60,898
Lexington Corporate Properties Trust 2.7% 9/15/30	7,000	7,087
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	154,000	155,000
4.375% 8/1/23	165,000	177,547
4.5% 1/15/25	6,000	6,303
4.75% 1/15/28	59,000	63,573
Realty Income Corp. 3.25% 1/15/31	9,000	10,001
Simon Property Group LP 2.45% 9/13/29	14,000	13,997
Store Capital Corp. 4.625% 3/15/29	9,000	9,595
Ventas Realty LP:
3% 1/15/30	59,000	59,566
3.5% 2/1/25	65,000	70,014
4% 3/1/28	11,000	11,894
4.75% 11/15/30	100,000	114,066
VEREIT Operating Partnership LP 3.4% 1/15/28	14,000	14,489
WP Carey, Inc.:
4% 2/1/25	28,000	30,554
4.6% 4/1/24	50,000	54,946
		1,227,112
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	106,741
3.95% 11/15/27	24,000	24,929
4.1% 10/1/24	6,000	6,322
4.55% 10/1/29	10,000	10,666
Mack-Cali Realty LP 3.15% 5/15/23	50,000	44,988
Tanger Properties LP 3.875% 12/1/23	140,000	139,420
		333,066

TOTAL REAL ESTATE		1,560,178

UTILITIES - 1.3%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC 3.375% 9/15/29	226,000	230,478
Duke Energy Corp. 2.45% 6/1/30	24,000	25,314
Edison International 5.75% 6/15/27	100,000	113,543
Entergy Corp. 2.8% 6/15/30	25,000	27,205
Exelon Corp.:
4.05% 4/15/30	18,000	21,220
4.7% 4/15/50	8,000	10,272
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,729
7.375% 11/15/31	77,000	108,867
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	10,819
		595,447
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	75,000	80,493
3.95% 7/15/30 (a)	66,000	71,432
		151,925
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	126,000	144,001
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	8,000	9,245
NiSource, Inc. 2.95% 9/1/29	65,000	71,243
Puget Energy, Inc. 4.1% 6/15/30 (a)	29,000	31,974
		256,463

TOTAL UTILITIES		1,003,835

TOTAL NONCONVERTIBLE BONDS
(Cost $22,677,254)		24,498,142

U.S. Government and Government Agency Obligations - 22.5%
U.S. Treasury Inflation-Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$150,410	$179,113
0.875% 2/15/47	266,990	358,298
1% 2/15/49	201,312	283,523
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24	723,456	774,344
0.125% 1/15/30	100,200	112,058
0.25% 7/15/29	498,876	564,582
0.375% 1/15/27	378,863	421,152
0.375% 7/15/27	442,625	496,678
0.625% 1/15/26	151,893	168,905
0.75% 7/15/28	205,402	239,063
0.875% 1/15/29	666,898	784,680
U.S. Treasury Notes 0.125% 7/15/30	251,370	283,450

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		4,665,846

U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
1.25% 5/15/50	566,000	533,809
1.375% 8/15/50	2,040,000	1,986,450
2% 2/15/50	91,000	102,418
2.875% 5/15/49	894,000	1,192,629
3% 2/15/47	703,000	944,299
U.S. Treasury Notes:
0.125% 8/15/23	127,000	126,901
0.25% 7/31/25	1,357,000	1,355,834
0.375% 7/31/27	2,752,000	2,730,926
1.75% 12/31/24	880,000	937,406
2.375% 4/30/26	608,000	676,756
2.5% 2/28/26	731,000	817,321
2.75% 2/28/25	582,000	647,157

TOTAL U.S. TREASURY OBLIGATIONS		12,051,906

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,865,163)		16,717,752

U.S. Government Agency - Mortgage Securities - 6.4%
Fannie Mae - 0.0%
4.5% 1/1/49	10,966	11,833
Freddie Mac - 0.1%
4% 9/1/48 (d)(e)	42,313	45,059
Ginnie Mae - 0.7%
3% 8/20/50	50,000	52,847
3% 9/1/50 (f)	100,000	105,321
3% 9/1/50 (f)	150,000	157,982
3% 9/1/50 (f)	100,000	105,321
3% 9/1/50 (f)	100,000	105,321

TOTAL GINNIE MAE		526,792

Uniform Mortgage Backed Securities - 5.6%
2% 9/1/35 (f)	200,000	208,130
2% 9/1/35 (f)	100,000	104,065
2% 9/1/35 (f)	50,000	52,032
2% 9/1/50 (f)	150,000	154,650
2% 9/1/50 (f)	100,000	103,100
2.5% 9/1/50 (f)	200,000	210,523
2.5% 9/1/50 (f)	200,000	210,523
3% 9/1/50 (f)	250,000	263,662
3% 9/1/50 (f)	100,000	105,465
3% 9/1/50 (f)	100,000	105,465
3% 9/1/50 (f)	100,000	105,465
3% 10/1/50 (f)	200,000	210,599
3% 10/1/50 (f)	100,000	105,300
3% 10/1/50 (f)	50,000	52,650
3.5% 9/1/50 (f)	100,000	105,473
3.5% 9/1/50 (f)	300,000	316,418
3.5% 9/1/50 (f)	575,000	606,468
3.5% 9/1/50 (f)	200,000	210,945
3.5% 9/1/50 (f)	300,000	316,418
3.5% 10/1/50 (f)	300,000	316,652
3.5% 10/1/50 (f)	300,000	316,652

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,180,655

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,759,252)		4,764,339

Asset-Backed Securities - 4.9%
AASET Trust Series 2019-1 Class A, 3.844% 5/15/39 (a)	$26,609	$24,186
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (a)(b)(c)	250,000	250,228
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.6029% 1/17/33 (a)(b)(c)	253,000	252,787
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.265% 4/15/29 (a)(b)(c)	250,000	247,327
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	250,000	249,594
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	100,000	100,000
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 Class A, 2.94% 7/15/26 (a)	37,155	37,390
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	48,750	50,150
Class A2II, 4.03% 11/20/47 (a)	48,750	51,735
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (a)(b)(c)	260,000	259,412
Dryden Senior Loan Fund Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	250,000	249,444
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	33,828
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	250,000	250,471
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	75,179	80,339
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (a)	6,231	6,235
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	81,548	81,638
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	51,740	48,570
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (a)	9,536	9,553
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	69,227	70,344
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	230,035	204,655
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	46,000	48,070
1.884% 7/15/50 (a)	25,000	25,420
2.328% 7/15/52 (a)	16,000	16,251
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 2.6043% 4/18/33 (a)(b)(c)	250,000	248,723
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	221,450	203,830
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	215,072	198,998
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	70,755	74,552
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	250,000	250,938
TOTAL ASSET-BACKED SECURITIES
(Cost $3,670,155)		3,624,668

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 3.7542% 1/25/37 (a)(b)	2,094	2,083
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	1,148	1,147
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69(a)	200,000	202,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $203,282)		206,001

Commercial Mortgage Securities - 1.8%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class AMP, 3.287% 11/5/32 (a)	100,000	100,846
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (a)(b)(c)	99,909	99,565
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7869% 9/15/37 (a)(b)(c)	9,981	7,339
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.9619% 11/15/35 (a)(b)(c)	70,000	69,342
Series 2019-XL Class E, 1 month U.S. LIBOR + 1.800% 1.9619% 10/15/36 (a)(b)(c)	94,930	94,173
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (a)(b)(c)	100,000	95,996
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (a)(b)(c)	99,570	94,792
COMM Mortgage Trust Series 2014-CR17 Class XA, 1.1317% 5/10/47 (b)(g)	76,150	2,139
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.3919% 5/15/36 (a)(b)(c)	100,000	99,624
Class C, 1 month U.S. LIBOR + 1.430% 1.5919% 5/15/36 (a)(b)(c)	100,000	99,123
Series 2018-SITE Class D, 4.9414% 4/15/36 (a)(b)	100,000	81,343
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.4119% 12/15/30 (a)(b)(c)	76,000	65,328
GB Trust floater Series 2020-FLIX Class A, 1 month U.S. LIBOR + 1.120% 1.287% 8/15/37 (a)(b)(c)	100,000	100,194
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	20,000	21,127
Class DFX, 5.3503% 7/5/33 (a)	10,000	9,848
Class EFX, 5.5422% 7/5/33 (a)	10,000	9,618
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	25,000	24,881
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 8/15/33 (a)(b)(c)	22,159	21,048
Class C, 1 month U.S. LIBOR + 1.500% 1.6619% 8/15/33 (a)(b)(c)	53,952	50,134
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	65,000	65,474
Series 2018-H4 Class A4, 4.31% 12/15/51	11,000	13,073
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	10,000	9,600
Class C, 3.283% 11/10/36 (a)(b)	10,000	9,103
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (a)(b)(c)	3,822	3,644
Class C, 1 month U.S. LIBOR + 2.100% 2.2619% 3/15/36 (a)(b)(c)	50,000	45,498
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	10,000	11,944
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.1868% 8/15/47 (b)(g)	778,530	24,759
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,400,819)		1,329,555

Municipal Securities - 0.5%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	150,127
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	125,000	127,948
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	68,000	85,110
TOTAL MUNICIPAL SECURITIES
(Cost $324,755)		363,185

Foreign Government and Government Agency Obligations - 1.3%
Argentine Republic:
0.125% 7/9/30 (h)	$34,250	$17,810
0.125% 7/9/35 (h)	62,749	29,492
1% 7/9/29	3,762	1,975
Dominican Republic 5.95% 1/25/27(a)	100,000	106,781
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	215,000	241,069
3.875% 4/16/50 (a)	15,000	18,319
Indonesian Republic 3.85% 10/15/30	200,000	228,188
State of Qatar:
3.75% 4/16/30 (a)	250,000	290,297
4.4% 4/16/50 (a)	50,000	64,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $888,437)		998,806

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23
(Cost $99,801)	100,000	103,470
	Shares	Value

Fixed-Income Funds - 28.9%
Fidelity Emerging Markets Debt Central Fund (i)	222,712	2,035,588
Fidelity Floating Rate Central Fund (i)	47,189	4,543,387
Fidelity Mortgage Backed Securities Central Fund (i)	78,661	8,908,383
Fidelity Specialized High Income Central Fund (i)	59,969	5,997,471
TOTAL FIXED-INCOME FUNDS
(Cost $21,130,367)		21,484,829

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.12% (j)
(Cost $4,588,355)	4,587,437	4,588,355

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	300,000	$8,496
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	3,035
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	150,000	2,591
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	1,632
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	887

TOTAL PUT OPTIONS			16,641

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	300,000	7,120
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	300,000	14,454
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	150,000	5,330
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	300,000	20,295
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	200,000	14,639

TOTAL CALL OPTIONS			61,838

TOTAL PURCHASED SWAPTIONS
(Cost $69,576)			78,479
TOTAL INVESTMENT IN SECURITIES - 105.9%
(Cost $75,677,216)			78,757,581
NET OTHER ASSETS (LIABILITIES) - (5.9)%			(4,373,692)
NET ASSETS - 100%			$74,383,889

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 9/1/50	$(100,000)	$(105,262)
2.5% 9/1/50	(200,000)	(210,523)
3% 9/1/50	(200,000)	(210,930)
3% 9/1/50	(100,000)	(105,465)
3% 9/1/50	(50,000)	(52,732)
3% 9/1/50	(100,000)	(105,465)
3% 9/1/50	(100,000)	(105,465)
3.5% 9/1/50	(300,000)	(316,418)
3.5% 9/1/50	(200,000)	(210,945)
3.5% 9/1/50	(300,000)	(316,418)
3.5% 9/1/50	(300,000)	(316,418)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,055,356)		$(2,056,041)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	$(16,075)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(538)

TOTAL PUT SWAPTIONS			(16,613)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	400,000	(9,139)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	100,000	(6,665)

TOTAL CALL SWAPTIONS			(15,804)

TOTAL WRITTEN SWAPTIONS			$(32,417)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Dec. 2020	$139,250	$201	$201
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3	Dec. 2020	662,836	(147)	(147)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Dec. 2020	252,063	(110)	(110)
TOTAL FUTURES CONTRACTS					$(56)

The notional amount of futures sold as a percentage of Net Assets is 1.4%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$50,000	$(198)	$(696)	$(894)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	300,000	(1,189)	(4)	(1,193)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	10,000	(40)	(123)	(163)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	20,000	(79)	(96)	(175)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,000	(40)	(84)	(124)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	30,000	(119)	(234)	(353)

TOTAL CREDIT DEFAULT SWAPS						$(1,665)	$(1,237)	$(2,902)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$607,000	$408	$0	$408
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	82,000	3,764	0	3,764
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2030	365,000	(19,026)	0	(19,026)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2050	11,000	1,074	0	1,074

TOTAL INTEREST RATE SWAPS							$(13,780)	$0	$(13,780)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,030,990 or 13.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,643.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $28,954.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,375
Fidelity Emerging Markets Debt Central Fund	98,181
Fidelity Floating Rate Central Fund	197,403
Fidelity Mortgage Backed Securities Central Fund	220,217
Fidelity Specialized High Income Central Fund	244,908
Total	$779,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $1,642,178. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $(248) and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $50,069,530 and $47,123,105, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$1,446,075	$614,521	$--	$--	$(25,008)	$2,035,588	0.1%
Fidelity Floating Rate Central Fund	2,616,405	2,027,009	--	--	(100,027)	4,543,387	0.2%
Fidelity Mortgage Backed Securities Central Fund	8,573,408	4,940,213	4,955,000	124,872	224,890	8,908,383	0.3%
Fidelity Specialized High Income Central Fund	3,598,954	2,910,253	625,000	(5,865)	119,129	5,997,471	1.1%
Total	$16,234,842	$10,491,996	$5,580,000	$119,007	$218,984	$21,484,829

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$24,498,142	$--	$24,498,142	$--
U.S. Government and Government Agency Obligations	16,717,752	--	16,717,752	--
U.S. Government Agency - Mortgage Securities	4,764,339	--	4,764,339	--
Asset-Backed Securities	3,624,668	--	3,624,668	--
Collateralized Mortgage Obligations	206,001	--	206,001	--
Commercial Mortgage Securities	1,329,555	--	1,329,555	--
Municipal Securities	363,185	--	363,185	--
Foreign Government and Government Agency Obligations	998,806	--	998,806	--
Supranational Obligations	103,470	--	103,470	--
Fixed-Income Funds	21,484,829	21,484,829	--	--
Money Market Funds	4,588,355	4,588,355	--	--
Purchased Swaptions	78,479	--	78,479	--
Total Investments in Securities:	$78,757,581	$26,073,184	$52,684,397	$--
Derivative Instruments:
Assets
Futures Contracts	$201	$201	$--	$--
Swaps	5,246	--	5,246	--
Total Assets	$5,447	$201	$5,246	$--
Liabilities
Futures Contracts	$(257)	$(257)	$--	$--
Swaps	(20,691)	--	(20,691)	--
Written Swaptions	(32,417)	--	(32,417)	--
Total Liabilities	$(53,365)	$(257)	$(53,108)	$--
Total Derivative Instruments:	$(47,918)	$(56)	$(47,862)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,056,041)	$--	$(2,056,041)	$--
Total Other Financial Instruments:	$(2,056,041)	$--	$(2,056,041)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,665)
Total Credit Risk	0	(1,665)
Interest Rate Risk
Futures Contracts(b)	201	(257)
Purchased Swaptions(c)	78,479	0
Swaps(d)	5,246	(19,026)
Written Swaptions(e)	0	(32,417)
Total Interest Rate Risk	83,926	(51,700)
Total Value of Derivatives	$83,926	$(53,365)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.0%
Cayman Islands	3.7%
United Kingdom	2.1%
Mexico	1.7%
Ireland	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,958,494)	$52,684,397
Fidelity Central Funds (cost $25,718,722)	26,073,184
Total Investment in Securities (cost $75,677,216)		$78,757,581
Cash		2,533
Receivable for investments sold		65,799
Receivable for premium on written options		36,634
Receivable for TBA sale commitments		2,055,356
Receivable for fund shares sold		53,620
Interest receivable		319,187
Distributions receivable from Fidelity Central Funds		271
Total assets		81,290,981
Liabilities
Payable for investments purchased
Regular delivery	$118,853
Delayed delivery	4,651,772
TBA sale commitments, at value	2,056,041
Payable for fund shares redeemed	45,516
Bi-lateral OTC swaps, at value	1,665
Payable for daily variation margin on futures contracts	234
Payable for daily variation margin on centrally cleared OTC swaps	594
Written options, at value (premium receivable $36,634)	32,417
Total liabilities		6,907,092
Net Assets		$74,383,889
Net Assets consist of:
Paid in capital		$69,156,237
Total accumulated earnings (loss)		5,227,652
Net Assets		$74,383,889
Net Asset Value, offering price and redemption price per share ($74,383,889 ÷ 6,724,537 shares)		$11.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Interest		$1,273,385
Income from Fidelity Central Funds		714,590
Total income		1,987,975
Expenses
Independent trustees' fees and expenses	$202
Commitment fees	147
Total expenses		349
Net investment income (loss)		1,987,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,484,266
Fidelity Central Funds	119,007
Futures contracts	(53,094)
Swaps	24,381
Written options	853
Capital gain distributions from Fidelity Central Funds	64,494
Total net realized gain (loss)		2,639,907
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	852,012
Fidelity Central Funds	218,984
Futures contracts	421
Swaps	(15,002)
Written options	5,060
Delayed delivery commitments	(685)
Total change in net unrealized appreciation (depreciation)		1,060,790
Net gain (loss)		3,700,697
Net increase (decrease) in net assets resulting from operations		$5,688,323

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,987,626	$1,380,431
Net realized gain (loss)	2,639,907	(10,354)
Change in net unrealized appreciation (depreciation)	1,060,790	2,631,457
Net increase (decrease) in net assets resulting from operations	5,688,323	4,001,534
Distributions to shareholders	(1,937,532)	(1,376,622)
Share transactions
Proceeds from sales of shares	62,973,630	30,723,941
Reinvestment of distributions	1,937,532	1,376,622
Cost of shares redeemed	(45,452,590)	(17,824,194)
Net increase (decrease) in net assets resulting from share transactions	19,458,572	14,276,369
Total increase (decrease) in net assets	23,209,363	16,901,281
Net Assets
Beginning of period	51,174,526	34,273,245
End of period	$74,383,889	$51,174,526
Other Information
Shares
Sold	5,975,442	3,078,850
Issued in reinvestment of distributions	182,999	138,011
Redeemed	(4,340,573)	(1,800,399)
Net increase (decrease)	1,817,868	1,416,462

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

Years ended August 31,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$9.82	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.328	.355	.323	.145
Net realized and unrealized gain (loss)	.623	.614	(.355)	.209
Total from investment operations	.951	.969	(.032)	.354
Distributions from net investment income	(.321)	(.359)	(.316)	(.134)
Distributions from net realized gain	–	–	(.052)	–
Total distributions	(.321)	(.359)	(.368)	(.134)
Net asset value, end of period	$11.06	$10.43	$9.82	$10.22
Total ReturnC,D	9.30%	10.11%	(.30)%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	-%	-%	-%	- %H
Expenses net of all reductionsG	-%	-%	-%	- %H
Net investment income (loss)	3.11%	3.59%	3.26%	2.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$74,384	$51,175	$34,273	$28,803
Portfolio turnover rateI	205%	102%	44%	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Restricted Securities Futures Options Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying funds, swaps, futures and options transactions, market discount and losses deferred due to futures transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,163,020
Gross unrealized depreciation	(1,054,062)
Net unrealized appreciation (depreciation)	$3,108,958
Tax Cost	$75,600,761

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,426,569
Undistributed long-term capital gain	$722,886
Net unrealized appreciation (depreciation) on securities and other investments	$3,078,196

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$1,937,532	$ 1,376,622

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$11,024	$(1,114)
Total Credit Risk	$11,024	$(1,114)
Interest Rate Risk
Futures Contracts	$(53,094)	$421
Purchased Options	12,210	(4,149)
Swaps	13,357	(13,885)
Written Options	853	5,060
Total Interest Rate Risk	$(26,674)	$(12,553)
Totals	$(15,650)	$(13,667)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Core Bond Fund	70,351,493	50,963,040

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Core Bond Fund	$147

During the period, there were no borrowings on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Flex Core Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Core Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2020 and for the period March 7, 2017 (commencement of operations) through August 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the three years in the period ended August 31, 2020 and for the period March 7, 2017 (commencement of operations) through August 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Flex Core Bond Fund	- %-C
Actual		$1,000.00	$1,056.20	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Core Bond Fund voted to pay on October 12, 2020, to shareholders of record at the opening of business on October 9, 2020, a distribution of $0.303 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $722,886, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,084,141 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

ZCD-ANN-1020
1.9881607.103

Fidelity® Total Bond K6 Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Life of fundA
Fidelity® Total Bond K6 Fund	7.77%	5.47%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond K6 Fund on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,905	Fidelity® Total Bond K6 Fund
$11,786	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Lead Portfolio Manager Ford O'Neil:  For the fiscal year, the fund gained 7.77%, outpacing the 6.47% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to add significantly to this asset class beginning in March, added notable relative value. Security selection among investment-grade corporates also produced a positive relative result, partly due to spring 2020 additions of high-quality names including Coca-Cola, Pepsi, Boeing, Disney, Comcast, Wells Fargo and Berkshire Hathaway Energy. By period end, we reduced the fund's investment-grade corporate exposure from its peak allocation in May. Underweighting U.S. Treasuries also boosted relative performance, as did spring additions of a diversified mix of higher-quality sovereign debt, including Qatar and Abu Dhabi. From an asset allocation standpoint, a meaningful non-benchmark position in Treasury Inflation-Protected Securities (TIPS) also helped. Conversely, allocations to high-yield securities, lower-quality emerging markets debt and high-yield commercial mortgage-backed securities detracted. Certain holdings tied to energy also hurt, as did asset-backed securities, including collateralized loan obligations, and loans backed by airplane leases.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2020
U.S. Government and U.S. Government Agency Obligations	44.2%
AAA	4.5%
AA	1.4%
A	7.1%
BBB	19.9%
BB and Below	19.4%
Not Rated	2.3%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2020*,**,***
Corporate Bonds	38.6%
U.S. Government and U.S. Government Agency Obligations	44.2%
Asset-Backed Securities	4.0%
CMOs and Other Mortgage Related Securities	3.0%
Municipal Bonds	0.4%
Other Investments	8.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 10.7%

 ** Futures and Swaps - 4.3%

 *** Written options - (1.8)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
4.1% 2/15/28	$289,000	$337,387
4.3% 2/15/30	559,000	667,815
4.45% 4/1/24	51,000	57,270
4.5% 3/9/48	3,500,000	4,099,409
5.15% 11/15/46	1,000,000	1,248,662
6.2% 3/15/40	840,000	1,147,275
6.3% 1/15/38	1,100,000	1,540,440
Verizon Communications, Inc.:
3% 3/22/27	263,000	293,593
4.862% 8/21/46	1,250,000	1,678,034
5.012% 4/15/49	160,000	222,026
5.5% 3/16/47	461,000	672,236
		11,964,147
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	2,050,000	2,428,530
4.7% 3/23/50	1,498,000	1,980,205
		4,408,735
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,099,481
5.375% 5/1/47	2,000,000	2,406,899
5.75% 4/1/48	861,000	1,075,476
Comcast Corp.:
3.9% 3/1/38	132,000	157,782
4.65% 7/15/42	310,000	399,513
6.45% 3/15/37	365,000	549,466
Discovery Communications LLC:
3.625% 5/15/30	708,000	783,465
4.65% 5/15/50	1,913,000	2,185,040
Fox Corp.:
3.666% 1/25/22	123,000	128,434
4.03% 1/25/24	216,000	238,718
4.709% 1/25/29	312,000	374,417
5.476% 1/25/39	308,000	406,968
5.576% 1/25/49	204,000	279,862
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,514,325
6.75% 6/15/39	545,000	755,524
7.3% 7/1/38	2,420,000	3,436,866
		15,792,236
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,600,000	1,756,000
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	1,250,000	1,413,638
3.875% 4/15/30 (a)	2,100,000	2,400,111
4.375% 4/15/40 (a)	269,000	323,516
4.5% 4/15/50 (a)	528,000	644,941
		6,538,206

TOTAL COMMUNICATION SERVICES		38,703,324

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,085,290
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	1,167,000	1,210,922
3.125% 5/12/23 (a)	1,017,000	1,079,132
		6,375,344
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	353,000	403,469
3.6% 7/1/30	419,000	487,318
4.2% 4/1/50	211,000	257,474
		1,148,261
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	391,000	403,814
3% 11/19/24	890,000	942,494
		1,346,308
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	156,000	182,755
AutoZone, Inc.:
3.625% 4/15/25	239,000	268,031
4% 4/15/30	1,110,000	1,320,735
Lowe's Companies, Inc.:
4.5% 4/15/30	798,000	989,024
5% 4/15/40	510,000	674,868
5.125% 4/15/50	600,000	826,736
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	295,822
TJX Companies, Inc.:
3.75% 4/15/27	904,000	1,040,015
3.875% 4/15/30	1,668,000	1,979,068
		7,577,054

TOTAL CONSUMER DISCRETIONARY		16,446,967

CONSUMER STAPLES - 2.7%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,531,450
4.9% 2/1/46	4,500,000	5,460,604
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	1,030,376
4.35% 6/1/40	720,000	836,419
4.5% 6/1/50	1,000,000	1,210,250
4.6% 6/1/60	781,000	954,043
4.75% 4/15/58	613,000	758,288
5.45% 1/23/39	800,000	1,017,637
5.55% 1/23/49	1,824,000	2,461,580
5.8% 1/23/59 (Reg. S)	1,933,000	2,746,744
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,317,933
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,475,309
3.45% 3/25/30	713,000	851,663
		24,652,296
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	580,000	686,488
5.95% 4/1/30	710,000	895,157
6.6% 4/1/40	710,000	945,593
6.6% 4/1/50	710,000	979,409
		3,506,647
Food Products - 0.2%
Conagra Brands, Inc. 3.8% 10/22/21	216,000	224,064
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	2,043,000
		2,267,064
Tobacco - 0.8%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,578,407
4.25% 8/9/42	932,000	985,344
4.5% 5/2/43	632,000	690,497
4.8% 2/14/29	936,000	1,119,392
5.375% 1/31/44	1,137,000	1,405,225
5.95% 2/14/49	600,000	810,828
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,450,376
4.906% 4/2/30	1,500,000	1,783,611
5.282% 4/2/50	1,500,000	1,792,425
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,738,840
Reynolds American, Inc. 7.25% 6/15/37	75,000	100,416
		13,455,361

TOTAL CONSUMER STAPLES		43,881,368

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	454,083
8.125% 9/15/30	1,083,000	1,160,763
Amerada Hess Corp.:
7.125% 3/15/33	201,000	248,190
7.3% 8/15/31	231,000	284,381
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	572,156
5.85% 2/1/35	525,000	645,982
Cenovus Energy, Inc. 4.25% 4/15/27	1,203,000	1,154,916
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	29,098
5.8% 6/1/45	10,000	12,741
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,820,000	2,181,975
DCP Midstream Operating LP 3.875% 3/15/23	520,000	526,500
Enbridge, Inc. 4.25% 12/1/26	525,000	606,758
Encana Corp.:
5.15% 11/15/41	1,916,000	1,349,393
6.625% 8/15/37	350,000	338,194
Energy Transfer Partners LP:
3.75% 5/15/30	481,000	476,963
4.2% 9/15/23	145,000	153,797
4.25% 3/15/23	195,000	205,461
4.5% 4/15/24	215,000	231,352
4.95% 6/15/28	494,000	529,104
5% 5/15/50	1,076,000	1,028,889
5.25% 4/15/29	350,000	383,092
5.8% 6/15/38	275,000	277,703
6% 6/15/48	1,179,000	1,208,244
6.25% 4/15/49	241,000	252,152
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,657,010
Hess Corp.:
4.3% 4/1/27	176,000	187,301
5.6% 2/15/41	288,000	328,491
5.8% 4/1/47	874,000	995,646
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	380,461
6.55% 9/15/40	1,365,000	1,689,617
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	511,945
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,810
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (b)(c)	311,000	310,989
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (b)(c)	469,000	469,042
4.5% 7/15/23	274,000	296,646
4.8% 2/15/29	175,000	202,612
4.875% 12/1/24	272,000	306,947
5.5% 2/15/49	525,000	619,888
Occidental Petroleum Corp.:
2.7% 8/15/22	272,000	267,424
2.9% 8/15/24	899,000	827,080
3.2% 8/15/26	121,000	106,098
3.5% 8/15/29	382,000	328,520
4.3% 8/15/39	56,000	43,120
4.4% 8/15/49	56,000	43,120
4.5% 7/15/44	1,032,000	815,280
5.55% 3/15/26	831,000	826,845
6.2% 3/15/40	700,000	665,000
6.45% 9/15/36	600,000	588,384
6.6% 3/15/46	807,000	801,424
7.5% 5/1/31	927,000	982,620
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	2,020,000	2,102,378
6.9% 3/19/49	3,000,000	3,421,613
7.25% 3/17/44	2,500,000	2,933,594
Petroleos Mexicanos:
5.95% 1/28/31 (a)	2,980,000	2,680,957
6.35% 2/12/48	3,548,000	2,861,533
6.49% 1/23/27 (a)	570,000	561,507
6.5% 3/13/27	20,000	19,710
6.75% 9/21/47	5,720,000	4,754,178
6.84% 1/23/30 (a)	7,272,000	7,010,208
6.95% 1/28/60 (a)	989,000	822,007
7.69% 1/23/50 (a)	2,090,000	1,863,692
Phillips 66 Co.:
3.7% 4/6/23	97,000	104,411
3.85% 4/9/25	125,000	139,749
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,744,597
3.6% 11/1/24	266,000	278,389
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	414,014
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	1,622,000	1,856,874
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	904,038
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,897,606
3.7% 1/15/23	2,000,000	2,122,755
4.55% 6/24/24	70,000	78,621
5.75% 6/24/44	35,000	41,926
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	207,000	225,857
3.95% 5/15/50 (a)	668,000	724,393
Valero Energy Corp.:
2.7% 4/15/23	337,000	352,264
2.85% 4/15/25	194,000	207,475
Western Gas Partners LP:
3.95% 6/1/25	174,000	173,511
4.5% 3/1/28	200,000	200,500
4.65% 7/1/26	138,000	141,105
4.75% 8/15/28	168,000	170,819
Williams Partners LP 4.3% 3/4/24	2,000,000	2,195,908
		76,605,396
FINANCIALS - 13.4%
Banks - 5.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,479,928
3.5% 4/19/26	2,630,000	2,979,396
3.705% 4/24/28 (b)	528,000	598,350
4.45% 3/3/26	245,000	284,113
Barclays Bank PLC 1.7% 5/12/22	582,000	592,712
Barclays PLC:
2.852% 5/7/26 (b)	1,652,000	1,744,336
4.375% 1/12/26	900,000	1,023,381
5.088% 6/20/30 (b)	1,421,000	1,649,799
5.2% 5/12/26	1,318,000	1,498,316
BNP Paribas SA 2.219% 6/9/26 (a)(b)	1,520,000	1,585,068
CIT Group, Inc.:
3.929% 6/19/24 (b)	270,000	278,721
6.125% 3/9/28	210,000	247,538
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	1,036,686
4.3% 11/20/26	6,314,000	7,276,563
4.4% 6/10/25	2,266,000	2,582,296
4.412% 3/31/31 (b)	2,221,000	2,697,377
4.45% 9/29/27	4,372,000	5,074,872
5.5% 9/13/25	566,000	674,115
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	566,957
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,328,783
3.8% 6/9/23	1,250,000	1,350,065
4.55% 4/17/26	388,000	455,020
HSBC Holdings PLC 4.95% 3/31/30	298,000	366,598
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	215,687
5.71% 1/15/26 (a)	1,649,000	1,832,173
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	880,000	944,765
3.797% 7/23/24 (b)	35,000	38,107
3.882% 7/24/38 (b)	1,000,000	1,199,784
4.452% 12/5/29 (b)	5,500,000	6,636,376
4.493% 3/24/31 (b)	3,000,000	3,689,681
NatWest Markets PLC 2.375% 5/21/23 (a)	1,767,000	1,825,528
Rabobank Nederland 4.375% 8/4/25	500,000	570,133
Regions Financial Corp. 2.25% 5/18/25	1,326,000	1,407,773
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	951,000	1,017,584
5.125% 5/28/24	1,000,000	1,107,552
6% 12/19/23	1,237,000	1,394,646
6.1% 6/10/23	3,800,000	4,225,912
6.125% 12/15/22	6,545,000	7,185,100
UniCredit SpA 6.572% 1/14/22 (a)	948,000	1,007,835
Wells Fargo & Co.:
2.406% 10/30/25 (b)	927,000	976,590
4.478% 4/4/31 (b)	3,026,000	3,694,206
5.013% 4/4/51 (b)	4,380,000	5,962,721
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	839,823
		85,142,966
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	429,966
Ares Capital Corp.:
3.875% 1/15/26	1,717,000	1,742,382
4.2% 6/10/24	1,716,000	1,776,926
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,183,607
3.869% 1/12/29 (a)(b)	1,570,000	1,763,649
4.194% 4/1/31 (a)(b)	2,010,000	2,344,766
4.207% 6/12/24 (a)(b)	500,000	543,449
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,354,620
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	630,044
4.1% 1/13/26	1,100,000	1,171,503
5% 2/14/22	1,568,000	1,649,755
5.882% 7/8/31 (b)	5,000,000	5,313,133
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	174,434
3.2% 2/23/23	3,000,000	3,192,546
3.691% 6/5/28 (b)	4,660,000	5,280,434
3.75% 5/22/25	525,000	587,957
3.8% 3/15/30	3,630,000	4,228,394
3.814% 4/23/29 (b)	1,025,000	1,174,209
4.017% 10/31/38 (b)	1,000,000	1,177,747
4.223% 5/1/29 (b)	2,500,000	2,936,725
6.75% 10/1/37	278,000	406,148
Moody's Corp.:
3.25% 1/15/28	10,000	11,255
3.75% 3/24/25	1,044,000	1,179,626
4.875% 2/15/24	9,000	10,195
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,924,555
3.622% 4/1/31 (b)	2,099,000	2,437,611
3.737% 4/24/24 (b)	2,500,000	2,701,145
4.431% 1/23/30 (b)	2,242,000	2,705,038
5% 11/24/25	5,722,000	6,728,392
State Street Corp. 2.825% 3/30/23 (a)(b)	142,000	147,148
UBS Group AG 2.859% 8/15/23 (a)(b)	1,000,000	1,040,372
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	572,954
		61,520,685
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	1,150,445
4.125% 7/3/23	512,000	519,863
4.45% 12/16/21	500,000	509,624
4.45% 4/3/26	561,000	565,451
4.875% 1/16/24	843,000	869,057
6.5% 7/15/25	731,000	795,042
Ally Financial, Inc.:
3.05% 6/5/23	1,940,000	2,013,200
5.125% 9/30/24	465,000	520,364
5.8% 5/1/25	1,072,000	1,239,230
8% 11/1/31	549,000	745,806
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,595,914
3.65% 5/11/27	2,746,000	3,055,262
3.8% 1/31/28	795,000	887,852
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,821,638
4.1% 2/9/27	366,000	407,445
4.5% 1/30/26	803,000	920,444
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	1,985,000
4.063% 11/1/24	4,206,000	4,265,809
5.085% 1/7/21	502,000	502,628
5.584% 3/18/24	1,113,000	1,186,625
5.596% 1/7/22	1,038,000	1,066,514
Synchrony Financial:
2.85% 7/25/22	302,000	310,921
3.95% 12/1/27	3,042,000	3,205,800
4.375% 3/19/24	1,056,000	1,139,526
5.15% 3/19/29	1,958,000	2,238,213
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,721,679
		38,239,352
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,067,653
3.85% 2/1/25	2,100,000	2,226,587
3.875% 8/15/22	473,000	491,267
4.05% 7/1/30	1,055,000	1,131,908
4.125% 5/15/29	1,000,000	1,082,124
Equitable Holdings, Inc. 3.9% 4/20/23	110,000	118,520
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,103,011
Pine Street Trust I 4.572% 2/15/29 (a)	1,030,000	1,183,834
Pine Street Trust II 5.568% 2/15/49 (a)	1,000,000	1,227,785
		13,632,689
Insurance - 1.4%
AIA Group Ltd. 3.375% 4/7/30 (a)	1,502,000	1,682,209
American International Group, Inc.:
2.5% 6/30/25	2,900,000	3,101,004
3.4% 6/30/30	2,900,000	3,211,027
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,953,000	2,086,628
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	678,000	824,620
4.75% 3/15/39	311,000	414,366
4.9% 3/15/49	162,000	227,439
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.57% 5/28/21 (a)(b)(c)	5,310,000	5,319,867
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,095,241
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,147,155
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	456,974
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	810,000	835,321
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	90,755
Unum Group:
3.875% 11/5/25	50,000	54,107
4% 6/15/29	852,000	931,154
4.5% 3/15/25	1,414,000	1,572,454
		23,050,321

TOTAL FINANCIALS		221,586,013

HEALTH CARE - 1.6%
Biotechnology - 0.2%
AbbVie, Inc. 3.45% 3/15/22 (a)	40,000	41,572
Upjohn, Inc.:
1.125% 6/22/22 (a)	614,000	619,521
1.65% 6/22/25 (a)	197,000	202,341
2.7% 6/22/30 (a)	1,003,000	1,046,289
3.85% 6/22/40 (a)	437,000	473,520
4% 6/22/50 (a)	755,000	822,085
		3,205,328
Health Care Providers & Services - 1.0%
Centene Corp.:
3.375% 2/15/30	815,000	847,600
4.25% 12/15/27	880,000	924,000
4.625% 12/15/29	1,370,000	1,501,301
4.75% 1/15/25	700,000	720,006
Cigna Corp.:
3.05% 10/15/27	500,000	553,717
4.375% 10/15/28	884,000	1,057,909
4.8% 8/15/38	550,000	691,961
4.9% 12/15/48	550,000	726,620
CVS Health Corp.:
3% 8/15/26	125,000	137,146
3.25% 8/15/29	287,000	318,343
3.625% 4/1/27	375,000	424,628
3.75% 4/1/30	715,000	825,839
4.1% 3/25/25	312,000	355,793
4.125% 4/1/40	498,000	578,634
4.25% 4/1/50	141,000	167,148
4.3% 3/25/28	1,187,000	1,397,417
4.78% 3/25/38	2,092,000	2,562,562
5.05% 3/25/48	899,000	1,166,983
Toledo Hospital:
5.325% 11/15/28	319,000	347,780
6.015% 11/15/48	613,000	701,735
UnitedHealth Group, Inc. 2.75% 5/15/40	320,000	337,506
		16,344,628
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,682,943
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	146,000	149,468
5.272% 8/28/23 (b)	459,000	508,668
5.9% 8/28/28 (b)	194,000	231,466
Mylan NV:
3.15% 6/15/21	50,000	50,930
3.95% 6/15/26	1,370,000	1,552,477
4.55% 4/15/28	450,000	526,406
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	576,000
Zoetis, Inc. 3.45% 11/13/20	15,000	15,052
		7,293,410

TOTAL HEALTH CARE		26,843,366

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,157,125
The Boeing Co.:
5.04% 5/1/27	723,000	795,543
5.15% 5/1/30	723,000	809,518
5.705% 5/1/40	720,000	834,790
5.805% 5/1/50	700,000	836,227
5.93% 5/1/60	720,000	878,161
		5,311,364
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	286,000	276,804
3.95% 7/1/24 (a)	380,000	351,052
4.375% 5/1/26 (a)	472,000	434,675
5.25% 5/15/24 (a)	730,000	707,936
		1,770,467
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	259,000	259,674
3.375% 7/1/25	1,294,000	1,316,844
3.875% 7/3/23	877,000	911,103
4.25% 2/1/24	977,000	1,019,520
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,166,660
		5,673,801

TOTAL INDUSTRIALS		12,755,632

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	883,460
5.85% 7/15/25 (a)	263,000	308,528
6.02% 6/15/26 (a)	258,000	303,745
6.1% 7/15/27 (a)	483,000	568,433
6.2% 7/15/30 (a)	418,000	506,446
		2,570,612
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	1,434,000	1,497,423
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	1,423,000	1,560,967
3.6% 4/1/40	1,420,000	1,600,424
		3,161,391

TOTAL INFORMATION TECHNOLOGY		7,229,426

MATERIALS - 0.2%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	1,206,000	1,426,893
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	546,250
4.5% 8/1/47 (a)	500,000	603,594
		1,149,844

TOTAL MATERIALS		2,576,737

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	1,087,477
Boston Properties, Inc.:
3.25% 1/30/31	792,000	862,946
4.5% 12/1/28	605,000	715,266
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,986,316
5.25% 2/15/24	146,000	158,043
Duke Realty LP 3.625% 4/15/23	50,000	53,185
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	274,482
3.5% 8/1/26	270,000	297,066
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	126,459
3.5% 7/15/29	129,000	144,672
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,661,173
Lexington Corporate Properties Trust 2.7% 9/15/30	168,000	170,095
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	1,155,000	1,162,501
4.375% 8/1/23	1,665,000	1,791,608
4.75% 1/15/28	3,349,000	3,608,557
4.95% 4/1/24	2,400,000	2,569,930
Realty Income Corp. 3.25% 1/15/31	213,000	236,690
Simon Property Group LP 2.45% 9/13/29	333,000	332,935
Store Capital Corp. 4.625% 3/15/29	315,000	335,840
Ventas Realty LP:
3% 1/15/30	1,531,000	1,545,689
3.5% 2/1/25	1,265,000	1,362,578
4% 3/1/28	218,000	235,717
4.75% 11/15/30	2,100,000	2,395,385
VEREIT Operating Partnership LP 3.4% 1/15/28	320,000	331,175
WP Carey, Inc.:
3.85% 7/15/29	246,000	264,463
4% 2/1/25	489,000	533,610
4.6% 4/1/24	1,250,000	1,373,651
		27,617,509
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	580,339
3.95% 11/15/27	421,000	437,290
4.1% 10/1/24	995,000	1,048,407
4.55% 10/1/29	260,000	277,312
Tanger Properties LP:
3.125% 9/1/26	2,775,000	2,610,578
3.875% 12/1/23	1,290,000	1,284,660
		6,238,586

TOTAL REAL ESTATE		33,856,095

UTILITIES - 1.3%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	2,216,054
3.743% 5/1/26	1,337,000	1,426,582
Duke Energy Corp. 2.45% 6/1/30	565,000	595,930
Edison International 5.75% 6/15/27	2,985,000	3,389,273
Entergy Corp. 2.8% 6/15/30	580,000	631,154
Exelon Corp.:
4.05% 4/15/30	365,000	430,303
4.7% 4/15/50	162,000	208,001
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,729
7.375% 11/15/31	1,805,000	2,552,022
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	186,090
		11,683,138
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	1,747,000	1,874,959
3.95% 7/15/30 (a)	1,523,000	1,648,343
		3,523,302
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	2,556,000	2,921,155
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	190,683
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,872,037
Puget Energy, Inc. 4.1% 6/15/30 (a)	683,000	753,050
		5,736,925

TOTAL UTILITIES		20,943,365

TOTAL NONCONVERTIBLE BONDS
(Cost $460,291,424)		501,427,689

U.S. Government and Government Agency Obligations - 28.2%
U.S. Treasury Inflation-Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$3,228,791	$3,844,968
0.875% 2/15/47	7,631,749	10,241,745
1% 2/15/49	1,844,082	2,597,158
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24	15,564,352	16,659,157
0.25% 7/15/29	4,772,075	5,400,594
0.375% 7/15/27	1,231,658	1,382,067
0.5% 1/15/28	18,338,896	20,764,064
0.625% 1/15/26	5,403,268	6,008,432
0.75% 7/15/28	10,372,801	12,072,682
0.875% 1/15/29	12,032,131	14,157,156

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		93,128,023

U.S. Treasury Obligations - 22.5%
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	8,672,503
1.25% 5/15/50 (d)	15,578,000	14,692,001
1.375% 8/15/50	37,685,000	36,695,769
2% 2/15/50	7,943,000	8,939,598
3% 2/15/47	24,645,000	33,104,204
U.S. Treasury Notes:
0.125% 8/15/23	8,199,000	8,192,595
0.25% 7/31/25	33,235,000	33,206,439
0.375% 7/31/27	54,772,000	54,352,652
2.125% 3/31/24	3,683,000	3,937,357
2.125% 7/31/24	38,835,000	41,741,557
2.125% 5/31/26	21,170,000	23,288,654
2.25% 12/31/24	2,843,000	3,089,208
2.5% 1/31/24	15,400,000	16,615,156
2.5% 2/28/26	60,080,000	67,174,589
2.625% 6/30/23	16,700,000	17,866,391

TOTAL U.S. TREASURY OBLIGATIONS		371,568,673

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $441,721,869)		464,696,696

U.S. Government Agency - Mortgage Securities - 6.0%
Ginnie Mae - 0.7%
3% 8/20/50	1,400,000	1,479,719
3% 9/1/50 (e)	2,800,000	2,948,995
3% 9/1/50 (e)	2,900,000	3,054,316
3% 9/1/50 (e)	1,800,000	1,895,783
3% 9/1/50 (e)	1,400,000	1,474,498

TOTAL GINNIE MAE		10,853,311

Uniform Mortgage Backed Securities - 5.3%
2% 9/1/35 (e)	2,000,000	2,081,297
2% 9/1/35 (e)	3,400,000	3,538,205
2% 9/1/50 (e)	2,800,000	2,886,792
2% 9/1/50 (e)	2,650,000	2,732,143
2.5% 9/1/50 (e)	3,700,000	3,894,683
2.5% 9/1/50 (e)	3,600,000	3,789,421
3% 9/1/50 (e)	5,800,000	6,116,956
3% 9/1/50 (e)	300,000	316,394
3% 9/1/50 (e)	100,000	105,465
3% 9/1/50 (e)	250,000	263,662
3% 9/1/50 (e)	1,800,000	1,898,366
3% 9/1/50 (e)	100,000	105,465
3% 9/1/50 (e)	1,800,000	1,898,366
3% 10/1/50 (e)	3,200,000	3,369,589
3% 10/1/50 (e)	1,500,000	1,579,495
3% 10/1/50 (e)	900,000	947,697
3% 10/1/50 (e)	850,000	895,047
3.5% 9/1/50 (e)	1,600,000	1,687,563
3.5% 9/1/50 (e)	7,250,000	7,646,771
3.5% 9/1/50 (e)	12,875,000	13,579,610
3.5% 9/1/50 (e)	4,700,000	4,957,217
3.5% 9/1/50 (e)	6,900,000	7,277,616
3.5% 10/1/50 (e)	6,300,000	6,649,702
3.5% 10/1/50 (e)	7,800,000	8,232,964
4% 9/1/50 (e)	600,000	639,469

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		87,089,955

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $97,896,598)		97,943,266

Asset-Backed Securities - 4.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$243,003	$220,688
Series 2019-1 Class A, 3.844% 5/15/39 (a)	736,186	669,158
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,224,898	1,107,058
Class B, 4.458% 10/16/39 (a)	241,088	167,033
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5778% 7/22/32 (a)(b)(c)	1,610,000	1,595,769
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.6018% 1/20/33 (a)(b)(c)	610,000	609,235
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 1.2783% 4/30/31 (a)(b)(c)	1,700,000	1,668,088
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	627,073	560,977
Class B, 4.335% 1/16/40 (a)	244,877	169,331
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.595% 10/15/32 (a)(b)(c)	1,101,000	1,097,881
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (a)(b)(c)	1,186,000	1,187,080
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 1/15/29 (a)(b)(c)	1,359,000	1,350,160
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/33 (a)(b)(c)	460,000	454,167
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5351% 10/25/35 (b)(c)	211,870	206,007
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.6029% 1/17/33 (a)(b)(c)	673,000	672,435
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.265% 4/15/29 (a)(b)(c)	1,388,000	1,373,157
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	164,786	165,606
Class A3, 2.3% 9/15/23 (a)	235,000	237,919
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	589,690	595,933
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,035,873	939,084
Class B, 5.095% 4/15/39 (a)	569,382	404,811
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	706,190	658,066
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.6118% 10/20/32 (a)(b)(c)	898,000	891,682
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	599,000	598,027
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3618% 10/20/28 (a)(b)(c)	324,000	322,528
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	1,267,000	1,267,000
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	106,021	106,189
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	72,865	73,418
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	388,300	391,634
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	246,710	248,269
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,119,300	1,151,446
Class A2II, 4.03% 11/20/47 (a)	466,050	494,591
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (a)(b)(c)	1,220,000	1,217,242
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 7/15/30 (a)(b)(c)	610,000	605,326
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.6018% 10/20/32 (a)(b)(c)	1,183,000	1,182,054
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.555% 4/15/29 (a)(b)(c)	1,349,000	1,345,146
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	979,000	976,824
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	900,000	891,172
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.6001% 11/16/32 (a)(b)(c)	1,221,000	1,217,521
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	990,000	1,116,329
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	420,739	396,763
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	542,482	501,932
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1778% 1/22/28 (a)(b)(c)	980,000	970,686
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4918% 1/20/29 (a)(b)(c)	480,000	478,296
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.575% 7/15/32 (a)(b)(c)	1,179,000	1,174,586
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	1,640,000	1,643,090
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 10/15/32 (a)(b)(c)	578,000	576,667
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.5518% 4/20/30 (a)(b)(c)	975,000	971,569
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 1/15/33 (a)(b)(c)	1,821,000	1,818,716
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	450,486	454,129
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	447,315	478,020
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.3418% 10/20/30 (a)(b)(c)	1,391,000	1,372,767
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	62,312	62,350
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	228,090	228,804
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5729% 7/17/32 (a)(b)(c)	1,178,000	1,174,768
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,963,035	1,965,214
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	963,160	904,147
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	973,433	884,933
Prosper Marketplace Issuance Trust Series 2019-2A Class A, 3.2% 9/15/25 (a)	114,434	114,637
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,196,180	1,064,203
Class B, 4.335% 3/15/40 (a)	233,783	156,123
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,265,494
1.884% 7/15/50 (a)	498,000	506,370
2.328% 7/15/52 (a)	381,000	386,969
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	1,754,000	1,762,770
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 2.6043% 4/18/33 (a)(b)(c)	3,000,000	2,984,670
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2718% 1/20/29 (a)(b)(c)	921,000	912,139
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	888,457	817,764
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,572,604	1,455,072
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	604,732	650,309
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	849,058	894,623
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	386,570	418,445
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.625% 4/15/32 (a)(b)(c)	1,125,000	1,120,893
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	1,379,000	1,384,175
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/30 (a)(b)(c)	1,045,000	1,041,034
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.5418% 7/20/32 (a)(b)(c)	1,290,000	1,288,382
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.6% 7/19/31 (a)(b)(c)	1,600,000	1,600,704
TOTAL ASSET-BACKED SECURITIES
(Cost $66,904,746)		66,088,254

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 3.7542% 1/25/37 (a)(b)	34,178	34,008
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	14,237	14,224
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.7% 8/25/60 (a)(b)(c)	409,948	409,279
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (a)(b)(c)	421,113	421,310
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (a)(b)(c)	446,600	447,715
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	2,275,000	2,306,521
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	871,571	915,744
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (a)(b)(c)	394,750	394,712
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.825% 7/15/58 (a)(b)(c)	492,000	491,574
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	402,678	409,012
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70(a)(b)(c)	864,000	864,047
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,655,217)		6,708,146

Commercial Mortgage Securities - 2.6%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,512,685
Class ANM, 3.112% 11/5/32 (a)	778,000	758,479
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	118,228
Class CNM, 3.8425% 11/5/32 (a)(b)	100,000	84,502
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	148,336
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	178,340
Series 2019-B14 Class A5, 3.0486% 12/15/62	208,000	233,129
Series 2019-B12 Class XA, 1.2043% 8/15/52 (b)(f)	8,077,429	548,058
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1619% 12/15/36 (a)(b)(c)	799,268	795,266
Class C, 1 month U.S. LIBOR + 1.120% 1.2819% 12/15/36 (a)(b)(c)	555,492	551,319
Class D, 1 month U.S. LIBOR + 1.250% 1.4119% 12/15/36 (a)(b)(c)	1,059,031	1,044,446
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (a)(b)(c)	1,413,706	1,408,846
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7869% 9/15/37 (a)(b)(c)	261,328	192,141
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.9619% 11/15/35 (a)(b)(c)	328,300	325,215
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4619% 4/15/34 (a)(b)(c)	614,000	577,126
Class C, 1 month U.S. LIBOR + 1.600% 1.7619% 4/15/34 (a)(b)(c)	406,000	373,490
Class D, 1 month U.S. LIBOR + 1.900% 2.0619% 4/15/34 (a)(b)(c)	426,000	387,625
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2419% 10/15/36 (a)(b)(c)	597,108	594,492
Class C, 1 month U.S. LIBOR + 1.250% 1.4119% 10/15/36 (a)(b)(c)	750,895	746,230
Class D, 1 month U.S. LIBOR + 1.450% 1.6119% 10/15/36 (a)(b)(c)	1,064,163	1,060,883
Class E, 1 month U.S. LIBOR + 1.800% 1.9619% 10/15/36 (a)(b)(c)	4,817,686	4,779,256
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7619% 12/15/36 (a)(b)(c)	653,402	643,993
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (a)(b)(c)	1,066,000	1,023,318
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0819% 10/15/36 (a)(b)(c)	1,071,757	1,070,472
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (a)(b)(c)	580,000	574,191
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 11/15/36 (a)(b)(c)	200,000	194,991
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (a)(b)(c)	1,561,263	1,486,333
Class B, 1 month U.S. LIBOR + 1.500% 1.6619% 6/15/34 (a)(b)(c)	307,672	289,861
Class C, 1 month U.S. LIBOR + 1.750% 1.9119% 6/15/34 (a)(b)(c)	347,500	323,946
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1844% 4/10/48 (b)(f)	2,918,893	119,221
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	285,756
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	280,988
Series 2014-CR17 Class XA, 1.1317% 5/10/47 (b)(f)	1,486,037	41,745
Series 2014-LC17 Class XA, 0.8771% 10/10/47 (b)(f)	2,927,248	68,284
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0419% 12/15/31 (a)(b)(c)	500,000	496,088
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (a)(b)(c)	1,400,000	1,402,572
Class B, 1 month U.S. LIBOR + 1.230% 1.3919% 5/15/36 (a)(b)(c)	673,000	670,472
Class C, 1 month U.S. LIBOR + 1.430% 1.5919% 5/15/36 (a)(b)(c)	739,000	732,520
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	413,000	425,557
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	582,597
Class B, 4.5349% 4/15/36 (a)	107,000	102,761
Class C, 4.9414% 4/15/36 (a)(b)	123,000	111,822
Class D, 4.9414% 4/15/36 (a)(b)	245,000	199,290
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.4119% 12/15/30 (a)(b)(c)	1,296,000	1,114,016
Eaton Vance CLO, Ltd. floater Series 2020-1A Class A, 1.65% 10/15/30 (a)	1,600,000	1,599,686
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.287% 8/15/37 (a)(b)(c)	1,100,000	1,102,137
Class B, 1 month U.S. LIBOR + 1.350% 1.517% 8/15/37 (a)(b)(c)	230,000	230,499
Class C, 1 month U.S. LIBOR + 1.600% 1.767% 8/15/37 (a)(b)(c)	120,000	120,297
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6119% 9/15/31 (a)(b)(c)	1,875,000	1,749,390
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2519% 10/15/31 (a)(b)(c)	457,000	448,850
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	476,000	502,834
Class CFX, 4.9498% 7/5/33 (a)	103,000	102,980
Class DFX, 5.3503% 7/5/33 (a)	159,000	156,583
Class EFX, 5.5422% 7/5/33 (a)	218,000	209,678
Class XAFX, 1.2948% 7/5/33 (a)(b)(f)	2,000,000	57,219
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	356,000	354,306
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 8/15/33 (a)(b)(c)	604,073	573,777
Class C, 1 month U.S. LIBOR + 1.500% 1.6619% 8/15/33 (a)(b)(c)	1,454,784	1,351,839
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,710,385
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	457,554
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	246,000	236,155
Class C, 3.283% 11/10/36 (a)(b)	235,000	213,911
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (a)(b)(c)	76,438	72,888
Class B, 1 month U.S. LIBOR + 1.550% 1.7119% 3/15/36 (a)(b)(c)	600,000	556,314
Class C, 1 month U.S. LIBOR + 2.100% 2.2619% 3/15/36 (a)(b)(c)	1,264,000	1,150,185
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2009% 12/15/50 (b)(f)	1,462,926	81,291
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9583% 4/10/46 (a)(b)(c)	888,853	885,464
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 1.0317% 12/15/50 (b)(f)	3,654,018	195,793
Series 2018-C46 Class XA, 1.1073% 8/15/51 (b)(f)	2,129,126	107,473
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	404,897
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1868% 8/15/47 (b)(f)	1,012,089	32,187
Series 2014-LC14 Class XA, 1.3642% 3/15/47 (b)(f)	1,405,522	44,402
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $44,974,659)		43,367,860

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$150,127
7.5% 4/1/34	700,000	1,170,120
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,584,540
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,940,011
TOTAL MUNICIPAL SECURITIES
(Cost $5,582,216)		5,844,798

Foreign Government and Government Agency Obligations - 1.2%
Argentine Republic:
0.125% 7/9/30 (g)	$685,010	$356,205
0.125% 7/9/35 (g)	1,254,989	589,845
1% 7/9/29	75,245	39,504
Chilean Republic 2.45% 1/31/31	925,000	974,950
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,183,125
5.95% 1/25/27 (a)	2,850,000	3,043,266
6% 7/19/28 (a)	550,000	591,078
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,060,000	1,188,525
3.875% 4/16/50 (a)	915,000	1,117,444
Indonesian Republic:
3.85% 10/15/30	2,100,000	2,395,969
4.2% 10/15/50	2,100,000	2,469,469
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	700,000	742,700
3.25% 10/22/30 (a)	595,000	644,088
4.5% 4/22/60 (a)	390,000	486,135
State of Qatar:
3.4% 4/16/25 (a)	585,000	639,515
3.75% 4/16/30 (a)	1,440,000	1,672,110
4.4% 4/16/50 (a)	1,390,000	1,803,525
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,929,863)		19,937,453

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,397,210)	1,400,000	1,448,580

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	419,498
Regions Bank 6.45% 6/26/37	250,000	347,854
Synchrony Bank 3.65% 5/24/21	559,000	567,438
TOTAL BANK NOTES
(Cost $1,260,437)		1,334,790
	Shares	Value

Fixed-Income Funds - 27.0%
Fidelity Emerging Markets Debt Central Fund (h)	4,516,653	$41,282,212
Fidelity Floating Rate Central Fund (h)	976,188	93,987,343
Fidelity Mortgage Backed Securities Central Fund (h)	1,660,557	188,058,122
Fidelity Specialized High Income Central Fund (h)	1,221,987	122,210,903
TOTAL FIXED-INCOME FUNDS
(Cost $435,097,778)		445,538,580
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,553,595)	1,350,000	1,529,673
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund 0.12% (i)	81,137,391	81,153,619
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)	14,895,790	14,897,280
TOTAL MONEY MARKET FUNDS
(Cost $96,050,154)		96,050,899

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	7,400,000	$209,558
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	26,238
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	2,023
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	3,300,000	57,010
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	49,882
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	18,628

TOTAL PUT OPTIONS			363,339

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	7,400,000	175,632
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	77,944
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	9,636
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	3,300,000	117,249
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	242,015
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	307,414

TOTAL CALL OPTIONS			929,890

TOTAL PURCHASED SWAPTIONS
(Cost $1,239,364)			1,293,229
TOTAL INVESTMENT IN SECURITIES - 106.4%
(Cost $1,678,555,130)			1,753,209,913
NET OTHER ASSETS (LIABILITIES) - (6.4)%			(105,599,896)
NET ASSETS - 100%			$1,647,610,017

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 9/1/50	$(5,700,000)	$(5,999,917)
3% 9/1/50	(3,200,000)	(3,374,872)
3% 9/1/50	(1,500,000)	(1,581,971)
3% 9/1/50	(900,000)	(949,183)
3% 9/1/50	(1,800,000)	(1,898,366)
3% 9/1/50	(850,000)	(896,450)
3% 9/1/50	(100,000)	(105,465)
3% 9/1/50	(1,800,000)	(1,898,366)
3.5% 9/1/50	(6,300,000)	(6,644,780)
3.5% 9/1/50	(4,700,000)	(4,957,217)
3.5% 9/1/50	(6,900,000)	(7,277,616)
3.5% 9/1/50	(7,800,000)	(8,226,871)
TOTAL TBA SALE COMMITMENTS
(Proceeds $43,797,859)		$(43,811,074)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	$(229,062)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	600,000	(6,427)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(14,488)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(8,609)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(12,524)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(6,312)

TOTAL PUT SWAPTIONS			(277,422)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	(130,237)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	600,000	(30,383)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(115,675)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(106,648)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(45,307)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(35,244)

TOTAL CALL SWAPTIONS			(463,494)

TOTAL WRITTEN SWAPTIONS			$(740,916)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	12	Dec. 2020	$1,512,375	$539	$539
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	30	Dec. 2020	4,177,500	4,705	4,705
CBOT 2-Year U.S. Treasury Note Contracts (United States)	92	Dec. 2020	20,326,969	(4,493)	(4,493)

TOTAL SOLD					212

TOTAL FUTURES CONTRACTS					$751

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.5%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$7,540,000	$(29,891)	$(104)	$(29,995)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	180,000	(714)	37	(677)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	500,000	(1,982)	(6,527)	(8,509)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	(2,379)	(8,348)	(10,727)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	320,000	(1,269)	(3,939)	(5,208)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,520,000	(9,990)	(19,617)	(29,607)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	300,000	(1,189)	(9,101)	(10,290)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	300,000	(1,189)	(9,101)	(10,290)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	440,000	(1,744)	(2,106)	(3,850)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	290,000	(1,150)	(2,422)	(3,572)

TOTAL CREDIT DEFAULT SWAPS						$(51,497)	$(61,228)	$(112,725)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$11,020,000	$7,413	$0	$7,413
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	81,000	3,718	0	3,718
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2030	2,488,000	(133,597)	0	(133,597)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2050	56,000	5,466	0	5,466

TOTAL INTEREST RATE SWAPS							$(117,000)	$0	$(117,000)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,523,222 or 13.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$261,069
Fidelity Emerging Markets Debt Central Fund	2,142,696
Fidelity Floating Rate Central Fund	4,411,405
Fidelity Mortgage Backed Securities Central Fund	5,072,368
Fidelity Securities Lending Cash Central Fund	2,864
Fidelity Specialized High Income Central Fund	5,387,333
Total	$17,277,735

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$37,597,948	$4,063,303	$--	$--	$(379,039)	$41,282,212	1.6%
Fidelity Floating Rate Central Fund	68,020,064	28,176,975	--	--	(2,209,696)	93,987,343	4.9%
Fidelity Mortgage Backed Securities Central Fund	230,637,827	33,573,096	83,570,000	2,941,251	4,475,948	188,058,122	6.7%
Fidelity Specialized High Income Central Fund	92,655,512	40,464,643	12,250,000	(307,086)	1,647,834	122,210,903	23.0%
Total	$428,911,351	$106,278,017	$95,820,000	$2,634,165	$3,535,047	$445,538,580

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$501,427,689	$--	$501,427,689	$--
U.S. Government and Government Agency Obligations	464,696,696	--	464,696,696	--
U.S. Government Agency - Mortgage Securities	97,943,266	--	97,943,266	--
Asset-Backed Securities	66,088,254	--	66,088,254	--
Collateralized Mortgage Obligations	6,708,146	--	6,708,146	--
Commercial Mortgage Securities	43,367,860	--	43,367,860	--
Municipal Securities	5,844,798	--	5,844,798	--
Foreign Government and Government Agency Obligations	19,937,453	--	19,937,453	--
Supranational Obligations	1,448,580	--	1,448,580	--
Bank Notes	1,334,790	--	1,334,790	--
Fixed-Income Funds	445,538,580	445,538,580	--	--
Preferred Securities	1,529,673	--	1,529,673	--
Money Market Funds	96,050,899	96,050,899	--	--
Purchased Swaptions	1,293,229	--	1,293,229	--
Total Investments in Securities:	$1,753,209,913	$541,589,479	$1,211,620,434	$--
Derivative Instruments:
Assets
Futures Contracts	$5,244	$5,244	$--	$--
Swaps	16,597	--	16,597	--
Total Assets	$21,841	$5,244	$16,597	$--
Liabilities
Futures Contracts	$(4,493)	$(4,493)	$--	$--
Swaps	(185,094)	--	(185,094)	--
Written Swaptions	(740,916)	--	(740,916)	--
Total Liabilities	$(930,503)	$(4,493)	$(926,010)	$--
Total Derivative Instruments:	$(908,662)	$751	$(909,413)	$--
Other Financial Instruments:
TBA Sale Commitments	$(43,811,074)	$--	$(43,811,074)	$--
Total Other Financial Instruments:	$(43,811,074)	$--	$(43,811,074)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(51,497)
Total Credit Risk	0	(51,497)
Interest Rate Risk
Futures Contracts(b)	5,244	(4,493)
Purchased Swaptions(c)	1,293,229	0
Swaps(d)	16,597	(133,597)
Written Swaptions(e)	0	(740,916)
Total Interest Rate Risk	1,315,070	(879,006)
Total Value of Derivatives	$1,315,070	$(930,503)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Cayman Islands	3.1%
United Kingdom	2.0%
Mexico	1.3%
Others (Individually Less Than 1%)	4.3%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $14,742,100) — See accompanying schedule: Unaffiliated issuers (cost $1,147,407,198)	$1,211,620,434
Fidelity Central Funds (cost $531,147,932)	541,589,479
Total Investment in Securities (cost $1,678,555,130)		$1,753,209,913
Segregated cash with brokers for derivative instruments		185,664
Receivable for investments sold		1,341,619
Receivable for premium on written options		774,885
Receivable for TBA sale commitments		43,797,859
Receivable for fund shares sold		3,808,257
Interest receivable		6,809,114
Distributions receivable from Fidelity Central Funds		8,720
Other receivables		90,761
Total assets		1,810,026,792
Liabilities
Payable to custodian bank	$88,128
Payable for investments purchased
Regular delivery	2,224,917
Delayed delivery	96,414,458
TBA sale commitments, at value	43,811,074
Payable for fund shares redeemed	3,763,967
Bi-lateral OTC swaps, at value	51,497
Accrued management fee	411,444
Payable for daily variation margin on futures contracts	6,568
Payable for daily variation margin on centrally cleared OTC swaps	6,526
Written options, at value (premium receivable $774,885)	740,916
Collateral on securities loaned	14,897,280
Total liabilities		162,416,775
Net Assets		$1,647,610,017
Net Assets consist of:
Paid in capital		$1,516,407,496
Total accumulated earnings (loss)		131,202,521
Net Assets		$1,647,610,017
Net Asset Value, offering price and redemption price per share ($1,647,610,017 ÷ 152,263,074 shares)		$10.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Dividends		$102,945
Interest (including $26,780 from security lending)		30,424,340
Income from Fidelity Central Funds (including $2,864 from security lending)		15,734,457
Total income		46,261,742
Expenses
Management fee	$4,450,583
Independent trustees' fees and expenses	4,734
Commitment fees	3,483
Total expenses before reductions	4,458,800
Expense reductions	(5,413)
Total expenses after reductions		4,453,387
Net investment income (loss)		41,808,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,307,871
Fidelity Central Funds	2,632,908
Foreign currency transactions	(7)
Futures contracts	(891,184)
Swaps	394,794
Written options	(210,674)
Capital gain distributions from Fidelity Central Funds	1,543,278
Total net realized gain (loss)		56,776,986
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,055,240
Fidelity Central Funds	3,535,047
Futures contracts	6,777
Swaps	(181,062)
Written options	154,505
Delayed delivery commitments	(10,027)
Total change in net unrealized appreciation (depreciation)		17,560,480
Net gain (loss)		74,337,466
Net increase (decrease) in net assets resulting from operations		$116,145,821

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,808,355	$35,279,705
Net realized gain (loss)	56,776,986	1,721,142
Change in net unrealized appreciation (depreciation)	17,560,480	74,063,154
Net increase (decrease) in net assets resulting from operations	116,145,821	111,064,001
Distributions to shareholders	(43,557,910)	(35,140,109)
Share transactions
Proceeds from sales of shares	951,782,316	617,290,307
Reinvestment of distributions	43,557,910	35,140,104
Cost of shares redeemed	(765,011,880)	(296,815,641)
Net increase (decrease) in net assets resulting from share transactions	230,328,346	355,614,770
Total increase (decrease) in net assets	302,916,257	431,538,662
Net Assets
Beginning of period	1,344,693,760	913,155,098
End of period	$1,647,610,017	$1,344,693,760
Other Information
Shares
Sold	91,694,445	62,846,985
Issued in reinvestment of distributions	4,182,381	3,556,674
Redeemed	(73,704,153)	(30,153,202)
Net increase (decrease)	22,172,673	36,250,457

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

Years ended August 31,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.34	$9.73	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.293	.315	.280	.061
Net realized and unrealized gain (loss)	.494	.610	(.347)	.073
Total from investment operations	.787	.925	(.067)	.134
Distributions from net investment income	(.287)	(.315)	(.261)	(.064)
Distributions from net realized gain	(.020)	–	(.012)	–
Total distributions	(.307)	(.315)	(.273)	(.064)
Net asset value, end of period	$10.82	$10.34	$9.73	$10.07
Total ReturnC,D	7.77%	9.72%	(.66)%	1.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%	.30%	.30%	.30%G
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%G
Expenses net of all reductions	.30%	.30%	.30%	.30%G
Net investment income (loss)	2.82%	3.20%	2.87%	2.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,647,610	$1,344,694	$913,155	$493,245
Portfolio turnover rateH	167%	83%	44%	51%I

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$97,980,706
Gross unrealized depreciation	(23,289,656)
Net unrealized appreciation (depreciation)	$74,691,050
Tax Cost	$1,677,583,959

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$27,157,736
Undistributed long-term capital gain	$30,175,436
Net unrealized appreciation (depreciation) on securities and other investments	$73,869,349

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$42,303,301	$ 35,140,109
Long-term Capital Gains	1,254,609	–
Total	$43,557,910	$ 35,140,109

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$193,742	$(60,987)
Total Credit Risk	193,742	(60,987)
Interest Rate Risk
Futures Contracts	(891,184)	6,777
Purchased Swaptions	537,448	(275,135)
Swaps	201,052	(120,075)
Written Swaptions	(210,674)	154,505
Total Interest Rate Risk	(363,358)	(233,928)
Totals	$169,616	$(294,915)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	1,290,968,573	1,034,251,536

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Total Bond K6 Fund	$3,483

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $326. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,413.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond K6 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from May 25, 2017 (commencement of operations) through August 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from May 25, 2017 (commencement of operations) through August 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Total Bond K6 Fund	.30%
Actual		$1,000.00	$1,043.50	$1.54
Hypothetical-C		$1,000.00	$1,023.63	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond K6 Fund voted to pay on October 12, 2020, to shareholders of record at the opening of business on October 9, 2020, a distribution of $0.365 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $31,430,045, or, if subsequently determined to be different, the net capital gain of such year.

A total of 18.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

TBDK6-ANN-1020
1.9884015.103

Fidelity® Series Government Bond Index Fund

Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2020	Past 1 year	Life of fundA
Fidelity® Series Government Bond Index Fund	6.60%	8.36%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Government Bond Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$11,781	Fidelity® Series Government Bond Index Fund
$11,816	Bloomberg Barclays U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending August 31, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of the coronavirus threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Yields then rose and spreads widened in August, amid strong issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.50% for the period, topping the 6.98% advance of U.S. Treasuries. Conversely, agency mortgage-backed securities (+4.54%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.62%, while Treasury Inflation-Protected Securities (TIPS) rose 8.99%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:   For the fiscal year ending August 31, 2020, the fund retuned 6.60%, lagging, net of fees, the 6.91% return of the Bloomberg Barclays U.S. Government Bond Index. In managing the fund, our goal is to produce monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. The fund's performance versus the benchmark can be impacted by "pricing basis." The fund is typically priced at 4:00 p.m. Eastern time, while the benchmark is priced at 3:00 p.m. Eastern. For this 12-month reporting period, pricing differences detracted from the fund’s performance versus the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2020, Richard Munclinger will assume co-management responsibilities for the fund, succeeding Jay Small.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
0.01 - 0.99%	13.1
1 - 1.99%	25.7
2 - 2.99%	41.0
3 - 3.99%	15.2
4 - 4.99%	0.3
5 - 5.99%	0.1
6 - 6.99%	0.9
7 - 7.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
U.S. Treasury Obligations	93.2%
U.S. Government Agency Obligations	3.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2020

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 96.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.0%
Fannie Mae:
0.25% 7/10/23	$2,769,000	$2,767,900
0.625% 4/22/25	814,000	821,083
1.875% 9/24/26	674,000	727,091
2% 10/5/22	5,000	5,190
2.125% 4/24/26	221,000	241,292
2.5% 2/5/24	690,000	743,045
5.625% 7/15/37	163,000	259,568
6.25% 5/15/29	71,000	102,429
7.125% 1/15/30	6,000	9,273
Freddie Mac:
2.75% 6/19/23	11,000	11,765
6.25% 7/15/32	585,000	914,348
6.75% 9/15/29	185,000	277,887
6.75% 3/15/31	173,000	269,976
		7,150,847
U.S. Treasury Obligations - 93.2%
U.S. Treasury Bonds:
1.125% 5/15/40	2,048,000	2,010,560
1.125% 8/15/40	1,656,000	1,620,075
1.25% 5/15/50	1,501,000	1,415,631
1.375% 8/15/50	1,400,000	1,363,250
2% 2/15/50	2,399,000	2,700,000
2.25% 8/15/49	1,447,000	1,711,756
2.375% 11/15/49	175,000	212,598
2.5% 2/15/45	10,000	12,219
2.75% 8/15/47	1,951,000	2,516,638
2.875% 5/15/43	10,000	12,963
2.875% 8/15/45	66,000	86,102
2.875% 11/15/46	3,005,000	3,946,528
2.875% 5/15/49	391,000	521,608
3% 5/15/42	158,000	208,653
3% 11/15/44	135,000	179,118
3% 5/15/45	303,000	403,073
3% 11/15/45	911,000	1,215,295
3% 2/15/47	1,473,000	1,978,596
3% 5/15/47	808,000	1,086,823
3% 2/15/48	636,000	859,147
3% 8/15/48	519,000	703,630
3% 2/15/49	420,000	571,315
3.125% 2/15/43	137,000	184,447
3.125% 8/15/44	233,000	314,941
3.125% 5/15/48	370,000	511,467
3.375% 5/15/44	1,939,000	2,718,463
3.375% 11/15/48	3,238,000	4,685,993
3.625% 8/15/43	81,000	117,346
3.625% 2/15/44	600,000	870,867
3.75% 8/15/41	1,346,000	1,964,424
3.75% 11/15/43	6,209,000	9,160,700
3.875% 8/15/40	1,136,000	1,673,381
4.25% 11/15/40	92,000	142,201
4.5% 2/15/36	178,000	268,592
4.625% 2/15/40	189,000	302,703
4.75% 2/15/41	12,000	19,695
5% 5/15/37	13,000	21,000
5.25% 11/15/28	5,000	6,883
6.125% 8/15/29	443,000	656,557
U.S. Treasury Notes:
0.125% 5/31/22	877,000	876,692
0.25% 4/15/23	2,872,000	2,879,741
0.25% 5/31/25	1,615,000	1,614,621
0.25% 6/30/25	166,000	165,909
0.25% 7/31/25	1,954,000	1,952,321
0.375% 3/31/22	8,959,000	8,991,196
0.375% 7/31/27	80,000	79,388
0.5% 3/15/23	95,000	95,865
0.5% 6/30/27	2,645,000	2,648,720
0.5% 8/31/27	3,933,000	3,934,844
0.625% 3/31/27	1,366,000	1,380,887
0.625% 5/15/30	161,000	159,893
0.625% 8/15/30	3,113,000	3,087,220
1.125% 2/28/22	2,265,000	2,298,002
1.25% 7/31/23	624,000	643,890
1.25% 8/31/24	2,759,000	2,872,593
1.375% 2/15/23	687,000	707,798
1.375% 8/31/26	3,658,000	3,870,764
1.5% 9/30/21	8,734,000	8,860,234
1.5% 8/15/22	2,743,000	2,815,861
1.5% 9/15/22	5,088,000	5,229,113
1.5% 1/15/23	3,496,000	3,608,664
1.5% 9/30/24	1,066,000	1,121,507
1.5% 10/31/24	641,000	674,878
1.5% 11/30/24	1,743,000	1,836,754
1.5% 8/15/26	192,000	204,510
1.5% 2/15/30	4,468,000	4,807,289
1.625% 8/31/22	585,000	602,390
1.625% 11/15/22	211,000	217,890
1.625% 12/15/22	4,336,000	4,483,526
1.625% 2/15/26	10,000	10,696
1.625% 5/15/26	222,000	237,826
1.625% 9/30/26	199,000	213,630
1.625% 8/15/29 (a)	1,393,000	1,512,493
1.75% 11/30/21	72,000	73,440
1.75% 6/30/22	207,000	213,064
1.75% 7/15/22	2,004,000	2,063,885
1.75% 1/31/23	2,671,000	2,775,023
1.75% 6/30/24	1,098,000	1,162,679
1.75% 7/31/24	720,000	763,200
1.75% 12/31/24	1,000	1,065
1.75% 11/15/29	518,000	568,910
1.875% 7/31/26	105,000	114,175
2% 11/15/21	223,000	227,991
2% 7/31/22	198,000	205,031
2% 10/31/22	1,355,000	1,409,465
2% 11/30/22	242,000	252,096
2% 5/31/24	1,618,000	1,726,520
2% 2/15/25	56,000	60,355
2% 8/15/25	422,000	457,755
2% 11/15/26	2,583,000	2,833,531
2.125% 5/15/22	655,000	677,029
2.125% 12/31/22	69,000	72,180
2.125% 3/31/24	2,417,000	2,583,924
2.125% 5/15/25	734,000	797,852
2.25% 4/15/22	3,309,000	3,421,584
2.25% 4/30/24	2,642,000	2,840,150
2.25% 11/15/24	196,000	212,622
2.25% 12/31/24	24,000	26,078
2.25% 2/15/27	1,829,000	2,039,835
2.25% 8/15/27	1,597,000	1,789,888
2.25% 11/15/27	1,198,000	1,345,972
2.375% 3/15/22	1,508,000	1,559,543
2.375% 1/31/23	92,000	96,959
2.375% 2/29/24	6,467,000	6,960,109
2.375% 8/15/24	200,000	217,039
2.375% 4/30/26	626,000	696,792
2.375% 5/15/27	2,224,000	2,504,780
2.375% 5/15/29	667,000	765,904
2.5% 1/15/22	191,000	197,140
2.5% 2/15/22	3,361,000	3,476,009
2.5% 3/31/23	67,000	71,067
2.5% 1/31/24	8,716,000	9,403,739
2.5% 5/15/24	200,000	217,023
2.5% 2/28/26	1,670,000	1,867,204
2.625% 12/15/21	259,000	267,256
2.625% 2/28/23	122,000	129,554
2.625% 6/30/23	4,568,000	4,887,046
2.625% 12/31/23	223,000	241,110
2.625% 3/31/25	1,463,000	1,621,187
2.625% 12/31/25	1,867,000	2,094,614
2.625% 1/31/26	998,000	1,121,191
2.625% 2/15/29	994,000	1,158,981
2.75% 9/15/21	58,000	59,559
2.75% 5/31/23	237,000	253,896
2.75% 7/31/23	425,000	457,091
2.75% 8/31/23	23,000	24,782
2.75% 11/15/23	202,000	218,626
2.75% 2/28/25	40,000	44,478
2.75% 6/30/25	1,403,000	1,570,264
2.75% 8/31/25	17,000	19,084
2.75% 2/15/28	1,629,000	1,893,713
2.875% 10/15/21	348,000	358,549
2.875% 11/15/21	399,000	412,092
2.875% 9/30/23	2,531,000	2,741,884
2.875% 10/31/23	36,000	39,074
2.875% 11/30/23	1,090,000	1,185,290
2.875% 4/30/25	4,817,000	5,402,567
2.875% 5/31/25	104,000	116,838
2.875% 7/31/25	3,667,000	4,132,824
2.875% 11/30/25	629,000	713,104
2.875% 5/15/28	99,000	116,364
2.875% 8/15/28	2,812,000	3,316,183
3% 9/30/25	29,000	32,960
3% 10/31/25	3,689,000	4,199,120
3.125% 11/15/28	2,375,000	2,857,236
		224,087,967
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $218,432,009)		231,238,814
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.12% (b)	7,211,337	$7,212,779
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	1,233,632	1,233,755
TOTAL MONEY MARKET FUNDS
(Cost $8,446,894)		8,446,534
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $226,878,903)		239,685,348
NET OTHER ASSETS (LIABILITIES) - 0.3%		829,107
NET ASSETS - 100%		$240,514,455

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,473
Fidelity Securities Lending Cash Central Fund	118
Total	$24,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$231,238,814	$--	$231,238,814	$--
Money Market Funds	8,446,534	8,446,534	--	--
Total Investments in Securities:	$239,685,348	$8,446,534	$231,238,814	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020
Assets
Investment in securities, at value (including securities loaned of $1,210,996) — See accompanying schedule: Unaffiliated issuers (cost $218,432,009)	$231,238,814
Fidelity Central Funds (cost $8,446,894)	8,446,534
Total Investment in Securities (cost $226,878,903)		$239,685,348
Receivable for investments sold		1,438,985
Receivable for fund shares sold		13,694,633
Interest receivable		848,331
Distributions receivable from Fidelity Central Funds		830
Total assets		255,668,127
Liabilities
Payable for investments purchased	$13,861,891
Payable for fund shares redeemed	56,898
Other payables and accrued expenses	1,128
Collateral on securities loaned	1,233,755
Total liabilities		15,153,672
Net Assets		$240,514,455
Net Assets consist of:
Paid in capital		$224,337,424
Total accumulated earnings (loss)		16,177,031
Net Assets		$240,514,455
Net Asset Value, offering price and redemption price per share ($240,514,455 ÷ 21,410,012 shares)		$11.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2020
Investment Income
Interest		$3,368,628
Income from Fidelity Central Funds (including $118 from security lending)		24,591
Total income		3,393,219
Expenses
Custodian fees and expenses	$3,225
Independent trustees' fees and expenses	576
Commitment fees	417
Total expenses before reductions	4,218
Expense reductions	(93)
Total expenses after reductions		4,125
Net investment income (loss)		3,389,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,423,548
Fidelity Central Funds	(450)
Total net realized gain (loss)		3,423,098
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,116,055
Fidelity Central Funds	(360)
Total change in net unrealized appreciation (depreciation)		6,115,695
Net gain (loss)		9,538,793
Net increase (decrease) in net assets resulting from operations		$12,927,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,389,094	$1,247,972
Net realized gain (loss)	3,423,098	424,812
Change in net unrealized appreciation (depreciation)	6,115,695	6,691,145
Net increase (decrease) in net assets resulting from operations	12,927,887	8,363,929
Distributions to shareholders	(3,866,118)	(1,248,222)
Share transactions
Proceeds from sales of shares	151,786,045	142,501,256
Reinvestment of distributions	3,865,675	1,248,212
Cost of shares redeemed	(62,239,743)	(14,315,005)
Net increase (decrease) in net assets resulting from share transactions	93,411,977	129,434,463
Total increase (decrease) in net assets	102,473,746	136,550,170
Net Assets
Beginning of period	138,040,709	1,490,539
End of period	$240,514,455	$138,040,709
Other Information
Shares
Sold	13,845,579	13,941,562
Issued in reinvestment of distributions	354,402	119,800
Redeemed	(5,622,543)	(1,377,886)
Net increase (decrease)	8,577,438	12,683,476

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

Years ended August 31,	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.197	.239	.010
Net realized and unrealized gain (loss)	.504	.782	–C
Total from investment operations	.701	1.021	.010
Distributions from net investment income	(.200)	(.261)	(.010)
Distributions from net realized gain	(.031)	–	–
Total distributions	(.231)	(.261)	(.010)
Net asset value, end of period	$11.23	$10.76	$10.00
Total ReturnD,E	6.60%	10.40%	.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	- %H	- %H,I
Expenses net of fee waivers, if any	- %H	- %H	- %H,I
Expenses net of all reductions	- %H	- %H	- %H,I
Net investment income (loss)	1.80%	2.37%	2.54%I
Supplemental Data
Net assets, end of period (000 omitted)	$240,514	$138,041	$1,491
Portfolio turnover rateJ	37%	59%	4%K

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2020

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,191,405
Gross unrealized depreciation	(398,910)
Net unrealized appreciation (depreciation)	$12,792,495
Tax Cost	$226,892,853

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,114,569
Undistributed long-term capital gain	$1,269,965
Net unrealized appreciation (depreciation) on securities and other investments	$12,792,495

The tax character of distributions paid was as follows:

	August 31, 2020	August 31, 2019
Ordinary Income	$3,866,118	$ 1,248,222

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Government Bond Index Fund	$417

During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $13. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $93.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2020 and for the period August 17, 2018 (commencement of operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the two years in the period ended August 31, 2020 and for the period August 17, 2018 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 278 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Series Government Bond Index Fund	- %-C
Actual		$1,000.00	$1,032.00	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Government Bond Index Fund voted to pay on October 12, 2020, to shareholders of record at the opening of business on October 09, 2020, a distribution of $0.16 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $1,269,965, or, if subsequently determined to be different, the net capital gain of such year.

A total of 97.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

XGB-ANN-1020
1.9891225.102

Item 2.

Code of Ethics

As of the end of the period, August 31, 2020, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Core Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Core Bond Fund	$78,300	$6,800	$9,500	$3,700
Fidelity Government Income Fund	$72,500	$6,100	$9,000	$3,300
Fidelity Intermediate Government Income Fund	$63,600	$5,600	$9,000	$3,100
Fidelity Series Government Bond Index Fund	$64,900	$5,600	$9,000	$3,000
Fidelity Total Bond Fund	$107,800	$9,000	$11,100	$4,900

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Core Bond Fund	$87,000	$6,700	$3,300	$3,800
Fidelity Government Income Fund	$86,000	$6,400	$3,300	$3,700
Fidelity Intermediate Government Income Fund	$72,000	$5,800	$3,300	$3,400
Fidelity Series Government Bond Index Fund	$71,000	$5,500	$3,900	$3,200
Fidelity Total Bond Fund	$117,000	$9,700	$4,600	$5,600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$71,600	$-	$10,500	$1,500

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$76,000	$100	$6,500	$2,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$9,030,200	$7,890,000
Tax Fees	$20,800	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2020A	August 31, 2019A
PwC	$14,197,300	$12,640,000
Deloitte Entities	$516,600	$710,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2020